As filed with the Securities and Exchange Commission.

                                                     `33 Act File No. 333-104510

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 2 [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [ ]

                         NATIONWIDE VARIABLE ACCOUNT-II
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)



This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, the Financial Statements and Part C.

It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 30, 2003 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a) of Rule 485

If appropriate check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



================================================================================

                                          NATIONWIDE VARIABLE ACCOUNT-II
                                      REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information


N-4 ITEM                                                                                                                   CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page...................................................................................................Cover Page
Item 2.    Definitions...................................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights........................................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.....................................................................................N/A
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ............................................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges & Deductions; Optional Contract
                                                                                                  Benefits, Charges and Deductions
Item 7.    General Description of Variable Annuity Contracts..............................Ownership and Interests in the Contract;
                                                                                                         Operation of the Contract
Item 8.    Annuity Period.................................................................................Annuitizing the Contract
Item 9.    Death Benefit............................................................................................Death Benefits
Item 10.   Purchases and Contract Value..................................................................Operation of the Contract
Item 11.   Redemptions..............................................................Surrender (Redemption) Prior to Annuitization;
                                                                                        Surrender (Redemption) After Annuitization
Item 12.   Taxes  ......................................................................................Federal Tax Considerations
Item 13.   Legal Proceedings.....................................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information...........................................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page...................................................................................................Cover Page
Item 16.   Table of Contents.....................................................................................Table of Contents
Item 17.   General Information and History.........................................................General Information and History
Item 18.   Services.......................................................................................................Services
Item 19.   Purchase of Securities Being Offered...............................................Purchase of Securities Being Offered
Item 20.   Underwriters...............................................................................................Underwriters
Item 21.   Calculation of Performance Information...........................................Calculation of Performance Information
Item 22.   Annuity Payments.......................................................................................Annuity Payments
Item 23.   Financial Statements...............................................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits...............................................................................Item 24
Item 25.   Directors and Officers of the Depositor.........................................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant..................................Item 26
Item 27.   Number of Contract Owners.......................................................................................Item 27
Item 28.   Indemnification.................................................................................................Item 28
Item 29.   Principal Underwriter...........................................................................................Item 29
Item 30.   Location of Accounts and Records................................................................................Item 30
Item 31.   Management Services.............................................................................................Item 31
Item 32.   Undertakings....................................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

              Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-II

                   The date of this prospectus is May 1, 2003.

--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

This contract contains features that apply credits to the contract value. As a result of the increased contract value from these credits, a contract with credits will have higher asset-based expenses than a contract without credits. Additionally, the benefit of the credits may be more than offset by the additional fees that the contract owner will pay as a result of the increased contract value.
--------------------------------------------------------------------------------


The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

AIM VARIABLE INSURANCE FUNDS, INC.

o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Capital Development Fund: Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o    AllianceBernstein Small Cap Value Portfolio: Class B
o    AllianceBernstein Growth and Income Portfolio: Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Income & Growth Fund: Class II
o    American Century VP International Fund: Class II
o    American Century VP Ultra Fund: Class II
o    American Century VP Value Fund: Class II

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II

DREYFUS
o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares
o    Dreyfus Stock Index Fund, Inc.: Service Shares
o    Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
o    Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service
     Shares

FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
o    Federated Quality Bond Fund II: Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Service Class 2
o    VIP Growth Portfolio: Service Class 2
o    VIP Overseas Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Contrafund(R)Portfolio: Service Class 2
o    VIP II Investment Grade Bond Portfolio: Service Class 2

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Mid Cap Portfolio: Service Class 2
o    VIP III Value Strategies Portfolio: Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o    Franklin Rising Dividends Securities Fund: Class 2
o    Franklin Small Cap Value Securities Fund: Class 2
o    Templeton Foreign Securities Fund: Class 2

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Comstock GVIT Value Fund: Class II
o    Dreyfus GVIT International Value Fund: Class II
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Federated GVIT High Income Bond Fund: Class I*
o    Gartmore GVIT Emerging Markets Fund: Class II
o    Gartmore GVIT Global Financial Services Fund: Class II
o    Gartmore GVIT Global Health Sciences Fund: Class II
o    Gartmore GVIT Global Technology and Communications Fund: Class II
o    Gartmore GVIT Global Utilities Fund: Class II
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderate Fund
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>   Gartmore GVIT Investor Destinations Aggressive Fund
o    Gartmore GVIT Mid Cap Growth Fund: Class II
o    Gartmore GVIT Money Market Fund: Class I
o Gartmore GVIT Nationwide(R)Fund: Class II (formerly, Gartmore GVIT Total Return Fund: Class II)
o    Gartmore GVIT U.S. Growth Leaders Fund: Class II
o    GVIT Small Cap Growth Fund: Class II
o    GVIT Small Cap Value Fund: Class II
o    GVIT Small Company Fund: Class II
o Van Kampen GVIT Multi Sector Bond Fund: Class I (formerly, MAS GVIT Multi Sector Bond Fund: Class I)

JANUS ASPEN SERIES
o    Balanced Portfolio: Service Shares
o    Capital Appreciation Portfolio: Service Shares
o    International Growth Portfolio: Service Shares
o    Risk-Managed Large Cap Core Portfolio: Service Shares

MFS(R) VARIABLE INSURANCE TRUST
o    MFS Investors Growth Stock Series: Service Class
o    MFS Value Series: Service Class

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Fasciano Portfolio: Class S
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Mid Cap Growth Portfolio: Class S
o    AMT Socially Responsive Portfolio


ONE GROUP(R) INVESTMENT TRUST
o    One Group Investment Trust Balanced Portfolio
o    One Group Investment Trust Bond Portfolio
o    One Group Investment Trust Diversified Equity Portfolio
o    One Group Investment Trust Diversified Mid Cap Portfolio
o    One Group Investment Trust Equity Index Portfolio
o    One Group Investment Trust Government Bond Portfolio
o    One Group Investment Trust Large Cap Growth Portfolio
o    One Group Investment Trust Mid Cap Growth Portfolio
o    One Group Investment Trust Mid Cap Value Portfolio


OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Capital Appreciation Fund/VA: Service Class
o    Oppenheimer Global Securities Fund/VA: Service Class
o    Oppenheimer High Income Fund/VA: Service Class*
o Oppenheimer Main Street(R)Fund/VA: Service Class (formerly, Oppenheimer Main Street(R)Growth & Income
     Fund/VA: Service Shares)
o    Oppenheimer Main Street(R) Small Cap Fund/VA: Service Class

PUTNAM VARIABLE TRUST
o    Putnam VT Growth & Income Fund: Class IB
o    Putnam VT International Equity Fund: Class IB
o    Putnam VT Voyager Fund: Class IB

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Core Plus Fixed Income Portfolio: Class II
o    Emerging Markets Debt Portfolio: Class II
o    U.S. Real Estate Portfolio: Class II

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-II ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

o    by institutional investors;

o    in connection with other Nationwide contracts that have the same annuitant;
     or

o in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.


--------------------------------------------------------------------------------
The Statement of Additional Information (dated May 1, 2003) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 55.
--------------------------------------------------------------------------------

For general information or to obtain FREE copies of the:
o    Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutual fund;
o    prospectus for the Guaranteed Term Options;
o    required Nationwide forms; or
o    Nationwide's privacy statement,

call:         1-800-848-6331
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY:
o    IS NOT A BANK DEPOSIT
o    IS NOT FDIC INSURED
o    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o    IS NOT AVAILABLE IN EVERY STATE
o    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which Nationwide calculates the schedule of annuity payments and begins the processing necessary to start annuity payments. The date that annuity payments actually begin varies, but generally is within 7 to 10 days after Nationwide calculates the annuity payment schedule.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of variable annuity payments.

CONTRACT VALUE- The value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

FIXED ACCOUNT- An investment option that is funded by Nationwide's general account.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY OR IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. None of the Tax Sheltered Annuities sold under this prospectus are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

VALUATION DATE- Each day the New York Stock Exchange and Nationwide's home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of a valuation date and ending at the close of business for the next succeeding valuation date.

VARIABLE ACCOUNT- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................
TABLE OF CONTENTS.............................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................
FINANCIAL STATEMENTS..........................................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
TYPES OF CONTRACTS............................................
     Charitable Remainder Trusts
     Individual Retirement Annuities ("IRAs")
     Investment-Only Contracts (Qualified Plans)
     Non-Qualified Contracts
     Roth IRAs
     Simplified Employee Pension IRAs ("SEP IRAs")
     Simple IRAs
     Tax Sheltered Annuities (Non-ERISA)

INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS...............................
     Variable Account Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES
     AND DEDUCTIONS...........................................
     Death Benefit Options
     Spousal Protection Annuity Option
     Beneficiary Protector II Option
     Capital Preservation Plus

OWNERSHIP AND INTERESTS IN THE CONTRACT.......................
     Contract Owner
     Joint Owner
     Contingent Owner
     Annuitant
     Contingent Annuitant
     Co-Annuitant
     Joint Annuitant
     Beneficiary and Contingent Beneficiary
     Changes to the Parties to the Contract

OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Purchase Payment Credits
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfer Requests
     Transfers Prior to Annuitization
     Transfers After Annuitization

RIGHT TO EXAMINE AND CANCEL...................................

SURRENDER (REDEMPTION) PRIOR TO ANNUITIZATION.................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)

SURRENDER (REDEMPTION) AFTER ANNUITIZATION....................

SURRENDERS UNDER CERTAIN PLAN TYPES...........................
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program or a
        Louisiana Optional Retirement Plan

LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default

ASSIGNMENT....................................................

CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Enhanced Fixed Account Dollar Cost Averaging
     Fixed Account Interest Out Dollar Cost Averaging
     Systematic Withdrawals

DEATH BENEFITS................................................
     Death of Contract Owner
     Death of Annuitant
     Death of Contract Owner/Annuitant
     Death Benefit Payment
     Death Benefit Calculations

ANNUITY COMMENCEMENT DATE.....................................

ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Annuity Payments
     Variable Annuity Payments
     Frequency and Amount of Annuity Payments

ANNUITY PAYMENT OPTIONS.......................................
     Annuity Payment Options for Contracts with Total Purchase
        Payments Less Than or Equal to $2,000,000
     Annuity Payment Options for Contracts with Total Purchase
        Payments Greater Than $2,000,000

REQUIRED DISTRIBUTIONS........................................
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities, IRAs,
        SEP IRAs, Simple IRAs, and Roth IRAs

FEDERAL TAX CONSIDERATIONS....................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................

LEGAL PROCEEDINGS.............................................

ADVERTISING ..................................................

SUB-ACCOUNT PERFORMANCE SUMMARY...............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......

APPENDIX A: UNDERLYING MUTUAL FUNDS...........................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.


CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------------------------------------------------------
                                                 CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC")                                                                               1
(as a percentage of purchase payments surrendered)......................................................................      7%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                 2
MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                           RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)3

     VARIABLE ACCOUNT CHARGE.............................................................................................     1.50%
------------------------------------------------------------------------------------------------------------------------------------



--------------------------
1 Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (1) 15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

     (2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

     This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

The next table describes the fees and expenses associated with optional benefits that are available under the contract. The fees associated with any optional benefits elected will be in addition to the standard variable account charge.

------------------------------------------------------------------------------------------------------------------------------------
                                                    ADDITIONAL CONTRACT OPTIONS 1
------------------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT OPTIONS
An applicant may purchase one of two available death benefit options as a replacement for the standard death benefit option.

     ONE-MONTH ENHANCED DEATH BENEFIT OPTION.............................................................................     0.20%
     Total Variable Account Charges (including this option only).........................................................     1.70%
                                                                                                                                   2
     COMBINATION ENHANCED DEATH BENEFIT OPTION...........................................................................     0.30%
     Total Variable Account Charges (including this option only).........................................................     1.80%
------------------------------------------------------------------------------------------------------------------------------------

SPOUSAL PROTECTION ANNUITY OPTION........................................................................................     0.10%
Total Variable Account Charges (including this option only)..............................................................     1.60%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                   3
BENEFICIARY PROTECTOR II OPTION..........................................................................................     0.35%
Total Variable Account Charges (including this option only)..............................................................     1.85%

In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.35%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.35% due to the assessment of this charge.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                   4
CAPITAL PRESERVATION PLUS OPTION.........................................................................................     0.50%
Total Variable Account Charges (including this option only)..............................................................     2.00%


In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Consequently, the interest rate of return credited to assets in the Guaranteed
Term Option will be lowered by 0.50% due to the assessment of this charge.
------------------------------------------------------------------------------------------------------------------------------------


1 Not all optional benefits are available in every state. Optional benefits must be elected at the time of application and once elected, optional benefits may not be removed from the contract. Except as otherwise noted, optional benefit charges will only apply to allocations made to the sub-accounts and are charged daily as a percentage of the average daily variable account value.

2 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

3 The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

4 The Capital Preservation Plus Option may be elected by any contract owner or applicant beginning May 1, 2003. Effective January 1, 2004, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option that corresponds to the end of the program period elected by the contract owner.

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).


------------------------------------------------------------------------------------------------------------------------------------
                                                SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

Variable Account Charge (applicable to all contracts)....................................................................     1.50%

Combination Enhanced Death Benefit Option................................................................................     0.30%

Spousal Protection Annuity Option........................................................................................     0.10%

Beneficiary Protector II Option..........................................................................................     0.35%

Capital Preservation Plus Option.........................................................................................     0.50%
------------------------------------------------------------------------------------------------------------------------------------

MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     2.75%
------------------------------------------------------------------------------------------------------------------------------------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
(expenses that are deducted from underlying mutual fund assets, including                 0.51%                  6.33%
management fees, distribution (12b-1) fees, and other expenses)
--------------------------------------------------------------------------------- ---------------------- ----------------------

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    a Contingent Deferred Sales Charge; and

o the total variable account charges associated with the most expensive combination of optional benefits (2.75%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.


------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (6.33%)       1548    3157    4609    7806    953    2732   4354     7806     *    2732    4354     7806
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.51%)        937    1468    2021    3676    342    1043   1766     3676     *    6043    1766     3676
------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:

o    Charitable Remainder Trusts;
o    Individual Retirement Annuities ("IRAs");
o    Investment-Only Contracts (Qualified Plans);
o    Non-Qualified Contracts;
o    Roth IRAs;
o    Simplified Employee Pension IRAs ("SEP IRAs");
o    Simple IRAs; and
o    Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

PURPOSE OF THE CONTRACT

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

o    by institutional investors;

o    in connection with other Nationwide contracts that have the same annuitant;
     or

o in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.



MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS*
-------------------- ----------------- ------------------
Charitable               $10,000            $1,000
Remainder Trust
-------------------- ----------------- ------------------
IRA                      $10,000            $1,000
-------------------- ----------------- ------------------
Investment-Only          $10,000            $1,000
-------------------- ----------------- ------------------
Non-Qualified            $10,000            $1,000
-------------------- ----------------- ------------------
Roth IRA                 $10,000            $1,000
-------------------- ----------------- ------------------
SEP IRA                  $10,000            $1,000
-------------------- ----------------- ------------------
Simple IRA               $10,000            $1,000
-------------------- ----------------- ------------------
Tax Sheltered            $10,000            $1,000
Annuity
-------------------- ----------------- ------------------

*For subsequent purchase payments sent via automatic deposit, the minimum subsequent purchase payment is $150.

Subsequent purchase payments may not be permitted in all states.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CREDITS ON PURCHASE PAYMENTS

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

CHARGES AND EXPENSES

Variable Account Charge

Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.50% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing the costs associated with issuing variable annuity contracts.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Death Benefit Options

Two death benefit options are available under the contract at the time of application. If the contract owner elects the One-Month Enhanced Death Benefit Option, Nationwide will assess a charge equal to an annualized rate of 0.20% of the daily net assets of the variable account. If the contract owner elects the Combination Enhanced Death Benefit Option, Nationwide will assess a charge equal to an annualized rate of 0.30% of the daily net assets of the variable account. The Combination Enhanced Death Benefit is only available for contracts with annuitants age 80 or younger at the time of application.

Spousal Protection Annuity Option

A Spousal Protection Annuity Option is available under the contract at the time of application. If the contract owner elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application. This option is only available for contracts with annuitants age 75 or younger at the time of application. If the contract owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account. Additionally, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.

Capital Preservation Plus Option

A Capital Preservation Plus Option is available to applicants and contract owners beginning on May 1, 2003. Effective January 1, 2004, the Option may only be elected within the first 60 days after a contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

The charges associated with optional benefits will not be assessed after annuitization.

ANNUITY PAYMENTS

Annuity payments are calculated on the annuitization date and generally begin 7 to 10 days thereafter. Annuity payments will be based on the annuity payment option chosen prior to annuitization.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE-LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Examine and Cancel").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. A contract issued to a Charitable Remainder Trust may withdraw free of CDSC the greater of: the amount which would otherwise be available for withdrawal without CDSC, and the difference between:

     (a)  the contract value at the close of the day before the withdrawal; and

     (b) the total purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Individual Retirement Annuities or IRAs are contracts that satisfy the provisions of section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o    minimum participation rules;
o    top-heavy contribution rules;
o    nondiscriminatory allocation rules; and
o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;
o    participation requirements; and
o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

TAX SHELTERED ANNUITIES (NON-ERISA)

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1981 pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account.

Guaranteed Term Options provide a guaranteed rate of interest over five different maturity durations: one (1), three (3), five (5), seven (7) or ten
(10) years. Note: The guaranteed term may last for up to 3 months beyond the 1, 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

Charges Assessed for Certain Optional Benefits

For contract owners that elect the Beneficiary Protector II Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.35%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%. Consequently, any interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC. Additionally, Nationwide guarantees that interest credited to fixed account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. During a fixed account interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

For new purchase payments allocated to the fixed account and transfers to the fixed account, the fixed account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The fixed account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Charges Assessed for Certain Optional Benefits

All interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits. However, for contract owners that elect the Beneficiary Protector II Option, a charge is assessed to assets in the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Beneficiary Protector II Option, payments or transfers made to the fixed account will be assessed a fee of 0.35%. Consequently, the interest rate of return credited to assets in the fixed account will be lowered due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for the Beneficiary Protector II Option, Nationwide guarantees that the interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

STANDARD CHARGES AND DEDUCTIONS

VARIABLE ACCOUNT CHARGE

Nationwide deducts a Variable Account Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.50% of the daily net assets of the variable account. This fee compensates Nationwide for expenses incurred in the day to day business of distributing, issuing and maintaining annuity contracts. If the Variable Account Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from purchase payments upon deposit into the contracts. However, if any part of the contract is surrendered prior to annuitization, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 8.00% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option (see "Spousal Protection Annuity Option" on page 19).

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1) 15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least 2 years;

(2) upon payment of a death benefit. However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract (see "Spousal Protection Annuity Option" on page 19); or

(3)  from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a) the contract value at the close of the day prior to the date of the withdrawal; and

(b) the total purchase payments made to the contract (less an adjustment for amounts surrendered).

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders. If the contract owner elects to surrender the contract in full, Nationwide will assess a CDSC on the entire amount surrendered. For purposes of the CDSC free withdrawal privilege, a full surrender is:

o multiple surrenders taken within a one-year period that deplete the entire contract value; or

o    any single surrender of 90% or more of the contract value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Optional benefits must be elected at the time of application and will replace the corresponding standard contract benefit. Once elected, optional benefits may not be removed from the contract.

The charges associated with optional benefits will not be assessed after annuitization.

DEATH BENEFIT OPTIONS

For an additional charge, the contract owner may elect one of two death benefit options. The charges associated with these options will be assessed until annuitization and are assessed on variable account allocations only.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, a contract owner can elect the One-Month Enhanced Death Benefit Option.

For contracts that have elected this option, the death benefit will generally be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For more complete information on how this death benefit option is determined, please see "Death Benefit Calculations" on page 35.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, a contract owner can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit is only available for contracts with annuitants age 80 or younger at the time of application.

For contracts that have elected this option, the death benefit will generally be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments , less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

For more complete information on how this death benefit option is determined, please see "Death Benefit Calculations" on page 35.

SPOUSAL PROTECTION ANNUITY OPTION

For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, a contract owner can elect the Spousal Protection Annuity Option.The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Annuity Option allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)  The spouses must be co-annuitants;

(3) Both spouses must be age 85 or younger at the time the contract is issued (if the contract owner elects the Combination Enhanced Death Benefit Option, both spouses must be 80 or younger at the time the contract is issued);

(4)  Both spouses must be named as beneficiaries;

(5) No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7) If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant's death, Nationwide will adjust the contract value to equal the death benefit value. The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract.

The charge associated with this option is assessed on variable account allocations only.

BENEFICIARY PROTECTOR II OPTION

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, the contract owner may purchase the Beneficiary Protector II Option. In addition, allocations to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%. The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). The amount of the benefit depends on the annuitant's age at the time of application and, if applicable, the co-annuitant's age at the time of the first annuitant's death.

After the death of the last surviving annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)  terminate the contract; or

(b)  continue the contract, subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first annuitant's death, is as follows:

Earnings Percentage x Adjusted Earnings

If the annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) - (b); where:

a= the contract value on the date the death benefit is calculated and prior to any death benefit calculation; and

b=   purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the annuitant's death, proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-annuitant named to the contract.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first annuitant's death. If the co-annuitant is older than age 75 at the date of the first annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit

If the co-annuitant is age 70 or younger at the time of the first annuitant's death, the Earnings Percentage will be 40%. If the co-annuitant is age 71 through age 75 at the time of the first annuitant's death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) - (b) - (c), where:

a= contract value on the date the second death benefit is calculated (before the second death benefit is calculated);

b= the contract value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c= purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning contract value and purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant's death, proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

CAPITAL PRESERVATION PLUS OPTION

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may be elected by any contract owner or applicant beginning on May 1, 2003. Effective January 1, 2004, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

o Only one Capital Preservation Plus Option program may be in effect at any given time.

o    No new purchase payments may be applied to the contract.

o Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service.

o    Nationwide will not permit loans to be taken from the contract.

o Contract owners are prohibited from adding any optional benefit that assesses a charge to the Guaranteed Term Options.

o If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

o If the contract is surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

The fixed account and the following underlying mutual funds ONLY are available when the Capital Preservation Plus Option is elected:

AIM Variable Insurance Funds, Inc.
o    AIM V.I. Basic Value Fund: Series II Shares
o    AIM V.I. Capital Appreciation Fund: Series II Shares
o    AIM V.I. Capital Development Fund: Series II Shares

AllianceBernstein Variable Products Series Fund, Inc.
o    AllianceBernstein Growth and Income Portfolio: Class B

American Century Variable Portfolios, Inc.
o    American Century VP Income & Growth Fund: Class II
o    American Century VP Ultra Fund: Class II
o    American Century VP Value Fund: Class II

American Century Variable Portfolios II, Inc.
o    American Century VP Inflation Protection Fund: Class II

Dreyfus
o    Dreyfus Stock Index Fund, Inc.: Service Shares
o    Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares

Federated Insurance Series
o    Federated American Leaders Fund II: Service Shares
o    Federated Capital Appreciation Fund II: Service Shares
o    Federated Quality Bond Fund II: Service Shares

Fidelity Variable Insurance Products Fund
o    VIP Equity-Income Portfolio: Service Class 2
o    VIP Growth Portfolio: Service Class 2

Fidelity Variable Insurance Products Fund II
o    VIP II Contrafund(R) Portfolio: Service Class 2
o    VIP II Investment Grade Bond Portfolio: Service Class 2

Fidelity Variable Insurance Products Fund III
o    VIP III Mid Cap Portfolio: Service Class 2
o    VIP III Value Strategies Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
o    Franklin Rising Dividends Securities Fund: Class 2

Gartmore Variable Insurance Trust ("GVIT")
o    Comstock GVIT Value Fund: Class II
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderate Fund
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>   Gartmore GVIT Investor Destinations Aggressive Fund
o    Gartmore GVIT Mid Cap Growth Fund: Class II
o    Gartmore GVIT Money Market Fund: Class I
o    Gartmore GVIT Nationwide Fund: Class II
o    Gartmore GVIT U.S. Growth Leaders Fund: Class II

Janus Aspen Series
o    Balanced Portfolio: Service Shares
o    Capital Appreciation Portfolio: Service Shares
o    Risk-Managed Large Cap Core Portfolio: Service Shares

MFS(R) Variable Insurance Trust
o    MFS Investors Growth Stock Series: Service Class
o    MFS Value Series: Service Class

Neuberger Berman Advisers Management Trust
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Mid Cap Growth Portfolio: Class S
o    AMT Socially Responsive Portfolio


One Group(R) Investment Trust
o    One Group Investment Trust Balanced Portfolio
o    One Group Investment Trust Bond Portfolio
o    One Group Investment Trust Diversified Equity Portfolio
o    One Group Investment Trust Diversified Mid Cap Portfolio
o    One Group Investment Trust Equity Index Portfolio
o    One Group Investment Trust Government Bond Portfolio

o    One Group Investment Trust Large Cap Growth Portfolio
o    One Group Investment Trust Mid Cap Growth Portfolio
o    One Group Investment Trust Mid Cap Value Portfolio


Oppenheimer Variable Account Funds
o    Oppenheimer Capital Appreciation Fund/VA: Service Class
o    Oppenheimer Main Street(R) Fund/VA: Service Class

Putnam Variable Trust
o    Putnam VT Growth & Income Fund: Class IB
o    Putnam VT Voyager Fund: Class IB

Van Kampen - The Universal Institutional Funds, Inc.
o    Core Plus Fixed Income Portfolio: Class II

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the GVIT - Gartmore GVIT Money Market
Fund: Class I.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

OWNERSHIP AND INTERESTS IN THE CONTRACT

CONTRACT OWNER

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust. If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

JOINT OWNER

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

CONTINGENT OWNER

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide's consent.

CONTINGENT ANNUITANT

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant's death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

CO-ANNUITANT

A co-annuitant, if named, must be the annuitant's spouse. The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option (if elected) (subject to the conditions set forth in the "Spousal Protection Annuity Option" provision).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option (if elected).

JOINT ANNUITANT

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The contract owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.


CHANGES TO THE PARTIES TO THE CONTRACT

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

o    contract owner (Non-Qualified Contracts only);

o    joint owner (must be the contract owner's spouse);

o    contingent owner;

o    annuitant (subject to Nationwide's underwriting and approval);

o    contingent annuitant (subject to Nationwide's underwriting and approval);

o    co-annuitant (must be the annuitant's spouse);

o    joint annuitant (subject to Nationwide's underwriting and approval);

o    beneficiary; or

o    contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the contract owner or annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner. Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).


OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS*
-------------------- ----------------- ------------------
Charitable               $10,000            $1,000
Remainder Trust
-------------------- ----------------- ------------------
IRA                      $10,000            $1,000
-------------------- ----------------- ------------------
Investment-Only          $10,000            $1,000
-------------------- ----------------- ------------------
Non-Qualified            $10,000            $1,000
-------------------- ----------------- ------------------
Roth IRA                 $10,000            $1,000
-------------------- ----------------- ------------------
SEP IRA                  $10,000            $1,000
-------------------- ----------------- ------------------
Simple IRA               $10,000            $1,000
-------------------- ----------------- ------------------
Tax Sheltered            $10,000            $1,000
Annuity
-------------------- ----------------- ------------------

*For subsequent purchase payments sent via automatic deposit, the minimum subsequent purchase payment is $150.

Subsequent purchase payments may not be permitted in all states.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent. Nationwide's consent is contingent on a risk analysis that may involve a medical evaluation.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PURCHASE PAYMENT CREDITS

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. The formula used to determine the amount of the PPC is as follows:

       (Cumulative Purchase Payments x PPC%)
-      PPCs Paid to Date
------ --------------------------------------------
=      PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

     --------------------------- -----------------------------
     If Cumulative Purchase
     Payments are . . .          Then the PPC% is . . .
     --------------------------- -----------------------------
           $0 - $499,999           0.0% (no PPC is payable)
     --------------------------- -----------------------------
        $500,000 - $999,999                  0.5%
     --------------------------- -----------------------------
         $1,000,000 or more                  1.0%
     --------------------------- -----------------------------

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000. Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the next available accumulation unit value after the payment is received.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change future allocations to the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1)  the value of amounts allocated to the sub-accounts of the variable account;

(2)  amounts allocated to the fixed account; and

(3)  amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner. The factor is equal to an annualized rate ranging from 1.50% to 2.75% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus amounts previously transferred or surrendered;

(2)  adding any interest earned on the amounts allocated to the fixed account;
     and

(3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2) adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)  subtracting charges deducted in accordance with the contract.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privileges upon 30 days written notice to contract owners.

Amounts transferred to the sub-accounts will receive the accumulation unit value next determined after the transfer request is received.

TRANSFERS PRIOR TO ANNUITIZATION

Prior to annuitization, a contract owner is permitted 20 "transfer events" each calendar year without restriction. A "transfer event" is any valuation period on which allocations are moved between investment options, regardless of the quantity of reallocations. For example, if a contract owner moves contract value between 20 underlying mutual funds in one day, the entire reallocation only counts as one transfer event.

If, in any calendar year, a contract owner exceeds the 20 transfer event limit, the contract owner will be required to submit any additional transfer requests via U.S. mail. Nationwide will reset the transfer limit each January 1st. The number of transfer events permitted each year is not cumulative; transfer events not used in a given calendar year may not be carried over into subsequent calendar years.

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the fixed account to the sub-accounts or a Guaranteed Term Option only upon reaching the end of a fixed account interest rate guarantee period. Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period. The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing fixed account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the fixed account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the fixed account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the fixed account allocation reaching the end of a fixed account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the fixed account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts and/or the fixed account at any time. Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to the fixed account or a Guaranteed Term Option at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Sub-Account Transfer Restrictions

Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

RIGHT TO EXAMINE AND CANCEL

Contract owners have a ten day "free-look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free-look privileges.

If a contract owner who received Purchase Payment Credits subsequently chooses to cancel the contract under the free-look provision, Nationwide will recapture all credits applied under that program. For those jurisdictions that provide for a return of contract value, the contract owner will retain any earnings attributable to the amounts credited; all losses attributable to the amounts credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION) PRIOR TO ANNUITIZATION

Prior to annuitization and before the annuitant's death, contract owners may generally surrender some or all of their contract value. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract. If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:
(a) the amount requested; or (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.

Full surrenders are subject to the CDSC provisions of the contract. The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC free withdrawal privilege, a full surrender is:

o multiple surrenders taken within a one-year period that deplete the entire contract value; or

o    any single surrender of 90% or more of the contract value.

SURRENDER (REDEMPTION) AFTER ANNUITIZATION

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

SURRENDERS UNDER CERTAIN PLAN TYPES

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.


LOAN PRIVILEGE

The loan privilege is only available to contract owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

------------------------ --------------------------
        CONTRACT VALUES  MAXIMUM OUTSTANDING LOAN
                         BALANCE ALLOWED
------------------------ --------------------------
up to $20,000            up to 80% of contract
                         value (not more than
                         $10,000)
------------------------ --------------------------
$20,000 and over         up to 50% of contract
                         value (not more than
                         $50,000*)
------------------------ --------------------------
*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Contract value transferred from the fixed account to meet the requested loan amount is not subject to the fixed account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the GVIT - Gartmore GVIT Money Market Fund:

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

Class I unless the contract owner directs otherwise and will be subject to any variable account charges applicable under the contract.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract owner takes a full surrender of the contract;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    the contract owner annuitizes the contract.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event and counts towards the annual 20 transfer event limit.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified

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amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Service Shares, Fidelity VIP II Investment Grade Bond Portfolio:
Service Class 2, GVIT - Gartmore GVIT Government Bond Fund: Class I, GVIT - Gartmore GVIT Investor Destinations Conservative Fund, GVIT - Gartmore GVIT Money Market Fund: Class I, and Neuberger Berman AMT Limited Maturity Bond
Portfolio: Class I to any other underlying mutual fund(s). Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events and do not count towards the annual 20 transfer event limit. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

ENHANCED FIXED ACCOUNT DOLLAR COST AVERAGING

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs. Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging and the contract value must be at least $10,000 at the time the purchase payment is applied.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the enhanced fixed account into other sub-accounts. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options. Amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events and do not count towards the annual 20 transfer event limit. Nationwide will process transfers until either amounts allocated to the enhanced fixed account are exhausted or the contract owner instructs Nationwide in writing to stop the transfers. For Enhanced Fixed Account Dollar Cost Averaging, when a contract owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced fixed account to the GVIT - Gartmore GVIT Money Market Fund: Class I.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

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

FIXED ACCOUNT INTEREST OUT DOLLAR COST AVERAGING

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs. Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on fixed account allocations into any other sub-accounts. Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events and do not count towards the annual 20 transfer event limit. Nationwide will continue to process transfers until the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.


SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

------------------------------ -----------------------
                                   PERCENTAGE OF
      CONTRACT OWNER'S             CONTRACT VALUE
             AGE
------------------------------ -----------------------
        Under age 59 1/2                 5%
------------------------------ -----------------------
   Age 59 1/2through age 61                7%
------------------------------ -----------------------
    Age 62 through age 64                8%
------------------------------ -----------------------
    Age 65 through age 74               10%
------------------------------ -----------------------
       Age 75 and over                  13%
------------------------------ -----------------------

The contract owner's age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the CDSC provision. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

The Systematic Withdrawal program terminates automatically each year on the day before the contract anniversary. To continue the Systematic Withdrawal program, a new request must be submitted annually.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the ten-day free-look period.


DEATH BENEFITS

DEATH OF CONTRACT OWNER

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner's estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable. If no contingent annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

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

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The recipient of the death benefit may elect to receive the death benefit:

(1)  in a lump sum;
(2)  as an annuity; or
(3)  in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit within 30 days of receiving proof of death and the instructions as to the payment of the death benefit.

DEATH BENEFIT CALCULATIONS

The contract owner may elect either the standard death benefit or one of the two available death benefit options that are offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of the death benefit is determined as of the date of the annuitant's death.

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A=   the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

     The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

     If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B=   the contract value; and

F= the ratio of $3,000,000 to the total of all purchase payments made to the contract.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, a contract owner can elect the One-Month Enhanced Death Benefit Option.

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

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A=   the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

     The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

     If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B=   the contract value; and

F= the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, a contract owner can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments , less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant's 81st birthday, proportionately adjusted for amounts surrendered. The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender. Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

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

If, after the first contract anniversary, the fixed account allocation becomes greater than 30% of the contract value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. If the fixed account allocation becomes greater than 30% as a result of market performance, interest will continue to accrue at 5% for the interest anniversary value.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

     A= the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered;

     (3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

     (4)  The 5% interest anniversary value.

     The contract value in items (1) and (3) above will include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

     If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B=   the contract value; and

F= the ratio of $3,000,000 to the total of all purchase payments made to the contract.

In the following scenarios, the 5% interest anniversary value would result in the greatest death benefit:

Scenario 1. The contract owner makes an initial deposit of $100,000, the market performs poorly, and the annuitant dies shortly after 1st contract anniversary.

In this scenario, the beneficiary will receive the greatest of:

(1)  Contract value: $95,000;

(2)  Return of purchase payments: $100,000;

(3)  Anniversary value: $100,000; or

(4)  5% interest anniversary value: $105,000.

The 5% interest anniversary value would result in the highest death benefit.

Scenario 2. The contract owner makes an initial deposit of $100,000 and the annuitant dies shortly after the 2nd contract anniversary. At the 1st contract anniversary, the contract value is $106,000; at the 2nd contract anniversary, the contract value is $108,000.

In this scenario, the beneficiary will receive the greatest of:

(1)  Contract value: $108,000;

(2)  Return of purchase payments: $100,000;

(3)  Anniversary value: $108,000; or

(4)  5% interest anniversary value: $110,250.

The 5% interest anniversary value would result in the highest death benefit.

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. Generally, the contract owner designates the annuity commencement date at the time of application. If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70 1/2 for all other contract types.

The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide. The annuity commencement date may not be later than the first day of the first calendar month after the annuitant's 90th birthday unless approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that Nationwide calculates the schedule of annuity payments and begins the processing necessary to start annuity payments. The date that annuity payments actually begin varies, but generally is within 7 to 10 days after Nationwide calculates the annuity payment schedule. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the fixed account that are to be annuitized as a variable payment annuity must be moved to the variable account prior to the annuitization date. There are no restrictions on fixed account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED ANNUITY PAYMENTS

Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

VARIABLE ANNUITY PAYMENTS

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

o the portion of purchase payments allocated to provide variable annuity payments;

o    the variable account value on the annuitization date;

o    the age and sex of the annuitant (and joint annuitant, if any);

o    the annuity payment option elected;

o    the frequency of annuity payments;

o    the annuitization date;

o the assumed investment return (the net investment return required to maintain level variable annuity payments);

o    the deduction of applicable premium taxes; and

o    the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date. This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due. The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value - Determining Variable Account Value - Valuing an Accumulation Unit"); and then

(2) multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20. The payment frequency will be changed to an interval that will result in payments of at least $20.

ANNUITY PAYMENT OPTIONS

The annuitant must elect an annuity payment option before the annuitization date. If the annuitant fails to elect an annuity payment option, Nationwide will assume a Single Life with a 20 Year Term Certain annuity payment option. Once elected, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.

ANNUITY PAYMENT OPTIONS FOR CONTRACTS WITH TOTAL PURCHASE PAYMENTS LESS THAN OR EQUAL TO $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

o    Single Life;

o    Standard Joint and Survivor; and

o    Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant's death. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

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Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.

ANNUITY PAYMENT OPTIONS FOR CONTRACTS WITH TOTAL PURCHASE PAYMENTS GREATER THAN $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)  a Fixed Life Annuity with a 20 Year Term Certain; or

(2)  a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, SIMPLE IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the

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

          spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, IRAS, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period

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

     is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    IRAs;

o    SEP IRAs;

o    Simple IRAs;

o    Roth IRAs;

o    Tax Sheltered Annuities; and

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

o    Non-Qualified Contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA, SEP IRA or Simple IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA, SEP IRA or Simple IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular

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income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract

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under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans;

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

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If the contract owner is not an individual, then for this purpose ONLY,
"contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;
o    the failure is corrected; and
o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

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LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. Nationwide's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of a material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT - Gartmore GVIT Money Market Fund: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT - Gartmore GVIT Money Market Fund: Class I's units. Yield is an annualized figure, which means that it is assumed that the GVIT - Gartmore GVIT Money Market Fund:
Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole.

Market Indexes

The sub-accounts will be compared to certain market indexes. Indexes are provided for comparison purposes only and are not intended to reflect the performance of the sub-accounts. Individuals cannot invest directly in an index.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by financial news magazines and other services and websites.

These rating services, publications and web-sites rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results.


Standardized Performance

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 2.75% (the maximum variable account charges if the most expensive optional benefits are chosen), and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $10,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 1.50%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 10 YEARS OR DATE       DATE FUND
                                                              1 Year             5 YEARS       FUND AVAILABLE IN      AVAILABLE IN
                                                                TO                 TO         VARIABLE ACCOUNT TO   VARIABLE ACCOUNT
                  Sub-Account Options                        12/31/2002         12/31/2002          12/31/2002
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund: Series II Shares                      N/A                N/A              -8.59%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund: Series II Shares             N/A                N/A             -12.10%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund: Series II Shares              N/A                N/A              -8.40%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio: Class B           N/A                N/A              -9.20%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio:  Class B            N/A                N/A              -4.51%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund: Class II               N/A                N/A              -8.92%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund: Class II                 N/A                N/A              -9.92%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund: Class II                         N/A                N/A             -11.93%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund: Class II                         N/A                N/A              -6.86%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index            N/A                N/A             -28.89%               05/01/02
Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Service Shares                   N/A                N/A             -10.25%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation                  N/A                N/A             -10.13%               11/15/02
Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Developing Leaders            N/A                N/A              -8.36%               11/15/02
Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II: Service Shares               N/A                N/A              -6.22%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
Federated Capital Appreciation Fund II: Service Shares           N/A                N/A              -8.97%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
Federated Quality Bond Fund II: Service Shares                   N/A                N/A              -4.64%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio: Service Class 2                     N/A                N/A              -8.09%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio: Service Class 2                            N/A                N/A             -11.92%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio: Service Class 2                          N/A                N/A              -8.83%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
------------------------------------------------------------------------------------------------------------------------------------
VIP II Contrafund(R)Portfolio: Service Class 2                   N/A                N/A              -8.65%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
VIP II Investment Grade Bond Portfolio: Service Class 2          N/A                N/A              -5.10%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
------------------------------------------------------------------------------------------------------------------------------------
VIP III Mid Cap Portfolio: Service Class 2                       N/A                N/A              -5.96%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
VIP III Value Strategies Portfolio: Service Class 2              N/A                N/A             -10.15%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund: Class 2               N/A                N/A              -7.05%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund: Class 2                N/A                N/A              -4.25%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund: Class 2                       N/A                N/A              -7.62%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund: Class I                     -22.35%                N/A              -9.07%               05/01/00
------------------------------------------------------------------------------------------------------------------------------------
Federated GVIT High Income Bond Fund: Class I                    N/A                N/A              -4.40%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund: Class II                    N/A                N/A              -8.47%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 10 YEARS OR DATE       DATE FUND
                                                              1 Year             5 YEARS       FUND AVAILABLE IN      AVAILABLE IN
                                                                TO                 TO         VARIABLE ACCOUNT TO   VARIABLE ACCOUNT
                  Sub-Account Options                        12/31/2002         12/31/2002          12/31/2002
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund: Class I                    1.98%              3.81%               4.41%               01/02/85
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Conservative Fund            N/A                N/A              -7.88%               01/25/02
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately                   N/A                N/A             -11.58%               01/25/02
Conservative Fund
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderate Fund                N/A                N/A             -16.13%               01/25/02
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately                   N/A                N/A             -20.23%               01/25/02
Aggressive Fund
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Aggressive Fund              N/A                N/A             -23.45%               01/25/02
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund: Class I                      -7.38%             0.71%                1.53%               01/02/85
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Nationwide(R)Fund: Class II                        N/A                N/A             -10.60%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund: Class II                             N/A                N/A             -10.58%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
GVIT Small Cap Value Fund: Class II                              N/A                N/A              -6.26%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
GVIT Small Company Fund: Class II                                N/A                N/A              -7.57%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen GVIT Multi Sector Bond Fund: Class I               -1.69%                N/A               1.37%               05/01/00
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio: Service Shares                               N/A                N/A              -8.51%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Portfolio: Service Shares               -22.92%                N/A             -25.03%               05/01/00
------------------------------------------------------------------------------------------------------------------------------------
International Growth Portfolio: Service Shares               -31.81%                N/A             -28.85%               05/01/00
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series: Service Class                 N/A                N/A             -13.17%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
MFS Value Series: Service Class                                  N/A                N/A              -8.39%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------------------------------------------------------------------------------------------------------------------------------
AMT Fasciano Portfolio: Class S                                  N/A                N/A              -6.54%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
AMT Limited Maturity Bond Portfolio: Class I                  -3.51%              1.81%               2.58%               12/01/87
------------------------------------------------------------------------------------------------------------------------------------
AMT Mid Cap Growth Portfolio: Class S                            N/A                N/A              -7.00%               12/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA: Service Class          N/A                N/A             -12.32%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA: Service Class             N/A                N/A             -10.03%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA: Service Class                   N/A                N/A              -4.48%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA: Service Class                   N/A                N/A              -9.87%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA: Service Class         N/A                N/A              -9.47%               11/15/02
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio: Class II                        N/A                N/A              -7.00%               12/31/02
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio: Class II                             N/A                N/A              -7.00%               12/31/02
------------------------------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED TOTAL RETURN WITH CDSC

------------------------------------------------------------------------------------------------------------------------------------
                                                                 1 Year            5 YEARS        10 YEARS OR DATE
                                                                   TO                 TO         FUND EFFECTIVE TO       DATE FUND
                  Sub-Account Options                          12/31/2002         12/31/2002         12/31/2002          EFFECTIVE
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund: Series II Shares                  -27.81%                N/A             -20.85%               09/10/01
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund: Series II Shares         -29.81%             -4.59%               5.46%               05/05/93
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund: Series II Shares          -27.16%                N/A              -3.67%               05/01/98
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio: Class B       -27.75%                N/A              -5.45                06/01/99
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio:  Class B        -13.18%                N/A              -2.23%               05/01/01
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                 1 Year            5 YEARS        10 YEARS OR DATE
                                                                   TO                 TO         FUND EFFECTIVE TO       DATE FUND
                  Sub-Account Options                          12/31/2002         12/31/2002         12/31/2002          EFFECTIVE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund: Class II           -25.30%             -2.63%              -1.02%               10/30/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund: Class II             -26.22%             -4.03%               1.61%               05/02/94
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund: Class II                     -28.35%                N/A             -20.94                05/01/01
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund: Class II                     -19.09%              1.59%               6.50%              05/01/96
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index            N/A                N/A             -28.29%               05/01/02
Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Service Shares                   N/A*               N/A*               N/A*               N/A*
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation              -22.82%             -0.60%               8.47%               04/05/93
Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Developing Leaders        -25.06%             -1.88%              10.80%               08/31/90
Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II: Service Shares               N/A                N/A             -23.22%               04/30/02
------------------------------------------------------------------------------------------------------------------------------------
Federated Capital Appreciation Fund II: Service Shares           N/A                N/A             -22.72%               04/30/02
------------------------------------------------------------------------------------------------------------------------------------
Federated Quality Bond Fund II: Service Shares                   N/A                N/A               0.89%               04/30/02
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio: Service Class 2                 -23.06%             -2.05%               8.03%               10/09/86
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio: Service Class 2                        -35.10%             -2.71%               6.70%               10/09/86
------------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio: Service Class 2                      -26.09%             -6.13%               3.05%               01/28/87
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
------------------------------------------------------------------------------------------------------------------------------------
VIP II Contrafund(R)Portfolio: Service Class 2               -16.14%              1.34%              10.46%               01/03/95
------------------------------------------------------------------------------------------------------------------------------------
VIP II Investment Grade Bond Portfolio: Service Class 2        2.50%              5.11%               5.59%               12/05/88
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
------------------------------------------------------------------------------------------------------------------------------------
VIP III Mid Cap Portfolio: Service Class 2                   -16.53%                N/A              12.91%               12/08/98
------------------------------------------------------------------------------------------------------------------------------------
VIP III Value Strategies Portfolio: Service Class 2              N/A                N/A             -25.97%               02/20/02
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund: Class 2            -8.80%              3.19%               8.29%               01/27/92
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund: Class 2            -15.85%                N/A              -1.82%               04/30/98
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund: Class 2                   -24.36%             -4.25%               6.15%               05/01/92
------------------------------------------------------------------------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund: Class I                     -21.37%              3.06%               2.98%               10/31/97
------------------------------------------------------------------------------------------------------------------------------------
Federated GVIT High Income Bond Fund: Class I                 -4.27%             -0.71%              -0.13%               10/31/97
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund: Class II                -21.37%                N/A             -22.32%               08/30/00
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund: Class I                    3.37%              5.18%               5.75%               11/08/82
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Conservative Fund         -6.98%                N/A              -6.42%               12/12/01
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately               -11.15%                N/A             -10.16%               12/12/01
Conservative Fund
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderate Fund            -16.14%                N/A             -14.81%               12/12/01
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately               -20.71%                N/A             -19.02%               12/12/01
Aggressive Fund
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Aggressive Fund          -24.29%                N/A             -22.37%               12/12/01
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund: Class I                      -6.22%              2.02%               2.81%               11/10/81
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Nationwide(R)Fund: Class II                    -23.35%             -4.39%               5.62%               11/08/82
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                 1 Year            5 YEARS        10 YEARS OR DATE
                                                                   TO                 TO         FUND EFFECTIVE TO       DATE FUND
                  Sub-Account Options                          12/31/2002         12/31/2002         12/31/2002          EFFECTIVE
------------------------------------------------------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund: Class II                            -38.08%                N/A              -2.26%            05/03/99
------------------------------------------------------------------------------------------------------------------------------------
GVIT Small Cap Value Fund: Class II                             -32.29%              2.79%               2.46%            11/01/97
------------------------------------------------------------------------------------------------------------------------------------
GVIT Small Company Fund: Class II                               -23.36%              1.65%               8.32%            10/23/95
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen GVIT Multi Sector Bond Fund: Class I                  -0.35%              2.04%               2.28%            10/31/97
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio: Service Shares                              -13.46%               N/A*                N/A*            09/30/93
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Portfolio: Service Shares                  -21.94%              4.80%               8.67%            05/01/97
------------------------------------------------------------------------------------------------------------------------------------
International Growth Portfolio: Service Shares                  -30.94%             -2.11%               6.55%            05/02/94
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series: Service Class                -32.74%                N/A             -11.17%            05/03/99
------------------------------------------------------------------------------------------------------------------------------------
MFS Value Series: Service Class                                     N/A                N/A             -19.98%            01/02/02
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------------------------------------------------------------------------------------------------------------------------------
AMT Fasciano Portfolio: Class S                                    N/A*               N/A*                N/A*              N/A*
------------------------------------------------------------------------------------------------------------------------------------
AMT Limited Maturity Bond Portfolio: Class I                     -2.19%              3.15%               3.90%            09/10/84
------------------------------------------------------------------------------------------------------------------------------------
AMT Mid Cap Growth Portfolio: Class S                              N/A*               N/A*                N/A*              N/A*
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA: Service Class         -32.16%                N/A             -17.70%            09/18/01
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA: Service Class            -27.84%                N/A             -19.71%            07/13/00
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA: Service Class                   -9.80%                N/A              -6.84%            09/18/01
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA: Service Class                  -24.74%                N/A             -19.22%            07/13/00
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA: Service Class        -21.95%                N/A             -13.68%            07/16/01
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio: Class II                          N/A*               N/A*                N/A*              N/A*
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio: Class II                               N/A*               N/A*                N/A*              N/A*
------------------------------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED TOTAL RETURN WITHOUT CDSC

------------------------------------------------------------------------------------------------------------------------------------
                                                                 1 Year            5 YEARS        10 YEARS OR DATE
                                                                   TO                 TO         FUND EFFECTIVE TO       DATE FUND
                  Sub-Account Options                          12/31/2002         12/31/2002         12/31/2002          EFFECTIVE
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund: Series II Shares                     -23.51%                N/A             -17.24%            09/10/01
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund: Series II Shares            -25.65%             -3.95%               5.46%            05/05/93
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund: Series II Shares             -22.81%                N/A              -2.98%            05/01/98
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio: Class B          -23.44%                N/A              -4.33%            06/01/99
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value Portfolio:  Class B            -7.78%                N/A               1.35%            05/01/01
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund: Class II              -20.81%             -1.97%              -0.53%            10/30/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund: Class II                -21.79%             -3.39%               1.61%            05/02/94
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund: Class II                        -24.09%                N/A             -18.20%            05/01/01
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund: Class II                        -14.13%              2.22%               6.68%            05/01/96
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index               N/A                N/A             -24.02%            05/01/02
Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Service Shares                      N/A*               N/A*                N/A*              N/A*
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation                 -18.14%              0.09%               8.47%            04/05/93
Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Developing Leaders           -20.55%             -1.20%              10.80%            08/31/90
Portfolio: Service Shares
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                 1 Year            5 YEARS        10 YEARS OR DATE
                                                                   TO                 TO         FUND EFFECTIVE TO       DATE FUND
                  Sub-Account Options                          12/31/2002         12/31/2002         12/31/2002          EFFECTIVE
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II: Service Shares                  N/A                N/A             -18.57%            04/30/02
------------------------------------------------------------------------------------------------------------------------------------
Federated Capital Appreciation Fund II: Service Shares              N/A                N/A             -18.03%            04/30/02
------------------------------------------------------------------------------------------------------------------------------------
Federated Quality Bond Fund II: Service Shares                      N/A                N/A               6.84%            04/30/02
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio: Service Class 2                    -18.40%             -1.38%               8.03%            10/09/86
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio: Service Class 2                           -31.34%             -2.05%               6.70%            10/09/86
------------------------------------------------------------------------------------------------------------------------------------
VIP Overseas Portfolio: Service Class 2                         -21.65%             -5.52%               3.05%            01/28/87
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
------------------------------------------------------------------------------------------------------------------------------------
VIP II Contrafund(R)Portfolio: Service Class 2                   -10.96%              1.97%              10.46%            01/03/95
------------------------------------------------------------------------------------------------------------------------------------
VIP II Investment Grade Bond Portfolio: Service Class 2           8.45%              5.66%               5.59%            12/05/88
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
------------------------------------------------------------------------------------------------------------------------------------
VIP III Mid Cap Portfolio: Service Class 2                      -11.38%                N/A              13.48%            12/08/98
------------------------------------------------------------------------------------------------------------------------------------
VIP III Value Strategies Portfolio: Service Class 2                 N/A                N/A             -21.53%            02/20/02
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund: Class 2               -3.06%              3.78%               8.29%            01/27/92
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund: Class 2               -10.64%                N/A              -1.09%            04/30/98
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund: Class 2                      -19.80%             -3.60%               6.15%            05/01/92
------------------------------------------------------------------------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund: Class I                        -16.58%              3.65%               3.41%            10/31/97
------------------------------------------------------------------------------------------------------------------------------------
Federated GVIT High Income Bond Fund: Class I                     1.68%             -0.02%               0.37%            10/31/97
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund: Class II                   -16.58%                N/A             -20.79%            08/30/00
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Government Bond Fund: Class I                       9.32%              5.73%               5.75%            11/08/82
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Conservative Fund            -1.10%                N/A              -0.80%            12/12/01
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately                   -5.59%                N/A              -4.81%            12/12/01
Conservative Fund
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderate Fund               -10.95%                N/A              -9.80%            12/12/01
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately                  -15.87%                N/A             -14.31%            12/12/01
Aggressive Fund
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Aggressive Fund             -19.72%                N/A             -17.90%            12/12/01
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Money Market Fund: Class I                         -0.29%              2.64%               2.81%            11/10/81
------------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Nationwide(R)Fund: Class II                       -18.71%             -3.75%               5.62%            11/08/82
------------------------------------------------------------------------------------------------------------------------------------
GVIT Small Cap Growth Fund: Class II                            -34.54%                N/A              -1.10%            05/03/99
------------------------------------------------------------------------------------------------------------------------------------
GVIT Small Cap Value Fund: Class II                             -28.32%              3.39%               2.90%            11/01/97
------------------------------------------------------------------------------------------------------------------------------------
GVIT Small Company Fund: Class II                               -18.72%              2.28%               8.32%            10/23/95
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen GVIT Multi Sector Bond Fund: Class I                   5.60%              2.66%               2.73%            10/31/97
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio: Service Shares                               -8.08%               N/A*                N/A*            09/30/93
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Portfolio: Service Shares                  -17.19%              5.36%               8.97%            05/01/97
------------------------------------------------------------------------------------------------------------------------------------
International Growth Portfolio: Service Shares                  -26.87%             -1.44%               6.55%            05/02/94
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series: Service Class                -28.80%                N/A             -10.20%            05/03/99
------------------------------------------------------------------------------------------------------------------------------------
MFS Value Series: Service Class                                     N/A                N/A             -15.09%            01/02/02
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                 1 Year            5 YEARS        10 YEARS OR DATE
                                                                   TO                 TO         FUND EFFECTIVE TO       DATE FUND
                  Sub-Account Options                          12/31/2002         12/31/2002         12/31/2002          EFFECTIVE
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------------------------------------------------------------------------------------------------------------------------------
AMT Fasciano Portfolio: Class S                                    N/A*               N/A*                N/A*              N/A*
------------------------------------------------------------------------------------------------------------------------------------
AMT Limited Maturity Bond Portfolio: Class I                      3.76%              3.75%               3.90%            09/10/84
------------------------------------------------------------------------------------------------------------------------------------
AMT Mid Cap Growth Portfolio: Class S                              N/A*               N/A*                N/A*              N/A*
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA: Service Class         -28.19%                N/A             -13.83%            09/18/01
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA: Service Class            -23.53%                N/A             -18.19%            07/13/00
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA: Service Class                   -4.14%                N/A              -2.31%            09/18/01
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA: Service Class                  -20.21%                N/A             -17.68%            07/13/00
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA: Service Class        -17.21%                N/A             -10.08%            07/16/01
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio: Class II                          N/A*               N/A*                N/A*              N/A*
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio: Class II                               N/A*               N/A*                N/A*              N/A*
------------------------------------------------------------------------------------------------------------------------------------

*Historical performance information is not available.

The GVIT - Gartmore GVIT Global Financial Services Fund: Class II, GVIT - Gartmore GVIT Global Health Sciences Fund: Class II, GVIT - Gartmore GVIT Global Technology and Communications Fund: Class II, GVIT - Gartmore GVIT Global Utilities Fund: Class II and GVIT - Gartmore GVIT U.S. Growth Leaders Fund:
Class II were added to the variable account on February 14, 2003. Therefore, no sub-account performance information is available.

The American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II, GVIT - Comstock GVIT Value Fund: Class II, GVIT - Dreyfus GVIT International Value Fund: Class II, GVIT - Gartmore GVIT Mid Cap Growth Fund: Class II, Janus Aspen Series - Risk-Managed Large Cap Core
Portfolio: Service Shares, Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio, Putnam Variable Trust - Putnam VT Growth & Income
Fund: Class IB, Putnam Variable Trust - Putnam VT International Equity Fund:
Class IB, Putnam Variable Trust - Putnam Voyager Fund: Class IB and the Van Kampen - The Universal Institutional Funds, Inc. - Core Plus Fixed Income
Portfolio: Class II were added to the variable account on May 1, 2003. Therefore, no sub-account performance information is available.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Financial Statements...........................................................4

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Total Underlying Mutual Fund Annual Operating Expenses are expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. BASIC VALUE FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. CAPITAL APPRECIATION FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.10%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC. - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.39%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS B
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.93%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO: CLASS B
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.70%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.45%. These reimbursements and waivers are guaranteed to remain in effect until
December 31, 2003.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.45%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.15%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.10%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.76%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.60%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.51%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.05%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.38%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.13%. The investment adviser may discontinue the reimbursements and waivers at any time.

FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     6.33%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.15%. The investment adviser may discontinue the reimbursements and waivers at any time.

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.95%. The investment adviser may discontinue the reimbursements and waivers at any time.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.83%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.93%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.16%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.93%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.79%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III MID CAP PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.95%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.68%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.25%. The investment adviser may discontinue the reimbursements and waivers at any time.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.04%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.03%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2003.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.04%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.01%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2003.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.15%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.13%. The reimbursements and waivers are guaranteed to remain in effect until December 31, 2003.

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.36%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*Underlying mutual fund annual expenses are estimated.


GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.26%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.75%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.71%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The underlying mutual fund operates under an expense cap of 1.71%. The expense cap is guaranteed to remain in effect until July 1, 2003.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.65%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.65%. The expense cap is guaranteed to remain in effect until July 1, 2003. The underlying mutual fund annual expenses are estimated.


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.55%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The underlying mutual fund operates under an expense cap of 1.55%. The expense cap is guaranteed to remain in effect until July 1, 2003. Underlying mutual fund annual expenses are estimated.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.66%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.65%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003. Underlying mutual fund annual expenses are estimated.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.49%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.01%. The reimbursements and waivers are guaranteed to remain in effect until
July 1, 2003. Underlying mutual fund annual expenses are estimated.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.73%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND                                                            target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, growth of capital.  The Fund invests in a target
CONSERVATIVE FUND                                               allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S.
                                                                stocks, 10% international stocks, 35% bonds, and 25% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATE FUND                                      and income.  The Fund invests in a target allocation mix of 30%
                                                                large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.  The Fund invests in a target allocation
AGGRESSIVE FUND                                                 mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5%
                                                                short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.  The Fund invests in a target allocation mix of 40% large
FUND                                                            cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
                            Total Underlying Mutual Fund        0.56%*
                            Annual Operating Expenses:
--------------------------- ----------------------------------- --------------------------------------------------------------------

*The underlying mutual funds operate under an expense cap of 0.56%. The expense cap is guaranteed to remain in effect until May 1, 2003. The Investor Destination Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expense of the Investor Destination Funds, a contract owner will be indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.41%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*Underlying mutual fund annual expenses are estimated.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.62%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.09%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.43%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*Underlying mutual fund annual expenses are estimated.


GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.60%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.36%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.43%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial
                                                 Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.92%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.92%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.99%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - RISK-MANAGED LARGE CAP CORE PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC; sub-adviser, Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.34%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.11%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     3.19%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.15%. A reimbursement of 0.15% is guaranteed to remain in effect until January 1, 2005; the remainder of the waivers and reimbursements may be discontinued at any time.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.90%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.40%. The reimbursements and waivers are guaranteed to remain in effect until
December 31, 2006.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.76%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.23%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.30%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return while preserving capital.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.89%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST BOND PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximize total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.81%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and growth of income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.93%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.00%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------



ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Investment results that correspond to the aggregate price and dividend performance of S&P 500's Corporate Stock Price Index.8
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.51%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.63%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation and growth of income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.83%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Advisors Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Banc One Investment Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.81%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.90%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.02%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

----------------

1 Standard & Poor's Corporation does not sponsor and is in no way affiliated with One Group Investment Trust.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.84%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Oppenheimer Funds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.21%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
1.19%. The investment adviser may discontinue the reimbursements and waivers at any time.

PUTNAM VARIABLE TRUST - PUTNAM VT GROWTH & INCOME FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.77%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.24%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT VOYAGER FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.85%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     0.98%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------
*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are
0.95%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.57%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.27%. The investment adviser may discontinue the reimbursements and waivers at any time.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Underlying Mutual Fund                     1.47%*
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

*The investment adviser has agreed to waive or reimburse certain expenses associated with the underlying mutual fund. Net of such waivers and reimbursements, total underlying mutual fund annual operating expenses are 1.35%. The investment adviser may discontinue the reimbursements and waivers at any time.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2003

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-II

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2003. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                TABLE OF CONTENTS
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Financial Statements...........................................................4

GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $129 billion as of December 31, 2002.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide Variable Account-II and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2002, 2001 and 2000, no underwriting commissions were paid by Nationwide to NISC.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the GVIT - Gartmore GVIT Money Market Fund:
Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The GVIT - Gartmore GVIT Money Market Fund: Class I's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the GVIT - Gartmore GVIT Money Market Fund: Class I.

The GVIT - Gartmore GVIT Money Market Fund: Class I's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT - Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT - Gartmore GVIT Money Market Fund: Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

Standardized Performance

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-account's units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 2.75% (the maximum variable account charges if the most expensive optional benefits are chosen), and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $10,000, the periods shown may reflect time prior to the fund being available as an option in the variable account, charges will include CDSC but may also be advertised without CDSC and variable account charges will be 1.50%. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.

ANNUITY PAYMENTS
See "Frequency and Amount of Annuity Payments" located in the prospectus.

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-II:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-II

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31,2002

Assets:
   Investments at fair value:

      American Century VP - Balanced Fund - Class I (ACVPBal)
        18,348,113 shares (cost $133,254,274) ......................................     $106,602,536

      American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
        23,824,615 shares (cost $280,447,525) ......................................      140,803,475

      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
        7,940,128 shares (cost $48,417,518)   ......................................       40,971,062

      American Century VP - International Fund - Class I (ACVPInt)
        18,040,579 shares (cost $114,442,552) ......................................       93,991,417

      American Century VP - International Fund - Class III (ACVPInt3)
        2,923,555 shares (cost $16,998,466)  .......................................       15,231,723

      American Century VP - Ultra(R)Fund - Class I (ACVPUltra)
        156,652 shares (cost $1,195,073) ...........................................        1,151,391

      American Century VP - Value Fund - Class I (ACVPVal)
        24,746,452 shares (cost $173,982,002) ......................................      151,448,284

      American VIS - Growth Fund - Class I (AmerGro)
        484,768 shares (cost $26,328,049) ..........................................       16,225,178

      American VIS - High-Yield Bond Fund - Class I (AmerHiYld)
        134,574 shares (cost $1,321,757) ...........................................        1,404,950

      American VIS - U.S. Government/AAA-Rated Securities Fund - Class I (AmerUSGvt)
        266,918 shares (cost $3,222,330) ...........................................        3,301,776

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
        959,257 shares (cost $8,862,546) ...........................................        6,139,244

      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
        8,124,804 shares (cost $67,833,992) ........................................       54,273,690

      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
        12,257,174 shares (cost $162,761,976) ......................................      113,869,149

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
        369,350 shares (cost $2,997,304) ...........................................        3,538,373

      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
        6,239,947 shares (cost $217,521,531) .......................................      117,934,998

      Dreyfus Stock Index Fund - Initial Shares (DryStkIx)
        33,024,131 shares (cost $1,060,404,103) ....................................      742,052,221

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
        2,555,877 shares (cost $88,767,000) ........................................       73,558,139

      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
        2,910,551 shares (cost $63,498,704) ........................................       46,743,446

      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
        2,335,027 shares (cost $26,410,104) ........................................       27,343,170

      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
        58,474,325 shares (cost $1,368,480,811) ....................................    1,061,893,751

      Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
        45,750,694 shares (cost $2,062,457,691) ....................................    1,072,396,271

      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
        39,152,572 shares (cost $223,127,410) ......................................      232,174,751

      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
        15,295,617 shares (cost $207,594,171) ......................................      167,945,873

      Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
        1,402,546 shares (cost $17,402,338) ........................................       15,399,957

      Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
        34,600,584 shares (cost $552,817,384) ......................................      441,157,444

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
        36,018,111 shares (cost $853,344,832) ......................................      651,927,813

      Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
        (FidVIPGrOp) 3,792,895 shares (cost $61,977,750) ...........................       44,414,798

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
        (FidVIPVaIS) 192,961 shares (cost $1,599,210) ..............................        1,524,395

      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
        5,276,406 shares (cost $69,972,210) ........................................       58,145,993

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
        298,035 shares (cost $2,389,245) ...........................................        1,785,230

      Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
        254,378 shares (cost $1,698,412) ...........................................        1,523,724

      Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
        102,678 shares (cost $922,651) .............................................          919,992

      Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
        172,957 shares (cost $1,488,586) ...........................................        1,418,244

      Gartmore GVIT Global Technology and Communications Fund - Class I
        (GVITGlTech) 714,857 shares (cost $2,571,332) ..............................        1,708,507

      Gartmore GVIT Global Technology and Communications Fund - Class III
        (GVITGlTech3) 882,150 shares (cost $2,375,054) .............................        2,125,980

      Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
        72,509 shares (cost $536,761) ..............................................          538,742

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
        42,150,570 shares (cost $503,478,260) ......................................      517,609,002

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
        10,853,651 shares (cost $134,940,993) ......................................       81,619,453

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
        224,331 shares (cost $1,884,930) ...........................................        1,828,297

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
        1,469,347 shares (cost $14,364,359) ........................................       14,443,677

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
        2,138,189 shares (cost $19,398,152) ........................................       19,115,407

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
        1,028,923 shares (cost $9,106,802) .........................................        8,735,560

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
        839,265 shares (cost $7,896,923) ...........................................        7,914,266

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
        30,696 shares (cost $182,850) ..............................................          143,042

      Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
        148,961 shares (cost $733,095) .............................................          695,647

      Gartmore GVIT MAS Multi Sector Bond Fund - Class I (GVITMMultiSec)
        2,099,348 shares (cost $19,255,141) ........................................       19,481,952

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
        756,100,676 shares (cost $756,100,676) .....................................      756,100,676

      Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
        124,946 shares (cost $1,220,396) ...........................................        1,179,489

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
        1,156,498 shares (cost $13,168,245) ........................................       11,171,772

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
        15,193,930 shares (cost $147,992,895) ......................................      111,979,263

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
        12,185,696 shares (cost $226,879,554) ......................................      187,781,569

      Gartmore GVIT Strong Mid Cap Growth Fund - Class I (GVITSMdCpGr)
        1,258,045 shares (cost $9,642,867) .........................................        9,183,731

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
        52,137,021 shares (cost $725,113,766) ......................................      422,309,870

      Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
        486,269 shares (cost $1,546,906) ...........................................        1,011,440

      Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)
        468,357 shares (cost $1,107,832) ...........................................          983,549

      Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
        41,313 shares (cost $331,749) ..............................................          313,154

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
        1,986,523 shares (cost $39,044,358) ........................................       34,247,652

      Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
        960,864 shares (cost $2,639,269) ...........................................        2,344,508

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
        3,561,417 shares (cost $13,659,389) ........................................        8,583,016

      Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
        289,762 shares (cost $5,575,934) ...........................................        5,004,192

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
        806,440 shares (cost $18,250,742) ..........................................       13,854,636

      Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro)
        19,436,533 shares (cost $239,234,655) ......................................      154,131,708

      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
        2,193,380 shares (cost $30,251,499) ........................................       23,469,163

      Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) (NBAMTLMat)
        10,577,335 shares (cost $139,266,844) ......................................      142,794,026

      Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)
        16,352,393 shares (cost $246,990,633) ......................................      186,417,281

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
        638,003 shares (cost $20,124,874) ..........................................       18,648,842

      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
        21,855,399 shares (cost $239,333,714) ......................................      247,184,568

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
        5,166,393 shares (cost $174,083,164) .......................................      137,529,375

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
        20,398,222 shares (cost $432,313,470) ......................................      361,048,534

      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
        1,454,380 shares (cost $26,139,723) ........................................       22,281,109

      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
        12,924,778 shares (cost $209,911,770) ......................................      170,090,079

      Strong Opportunity Fund II, Inc.(StOpp2)
        29,154,915 shares (cost $619,853,559) ......................................      404,378,671

      Strong VIF - Strong Discovery Fund II (StDisc2)
        8,086,028 shares (cost $88,679,064) ........................................       73,421,138

      Strong VIF - Strong International Stock Fund II (StIntStk2)
        2,753,402 shares (cost $14,486,673) ........................................       14,620,567

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
        5,462,982 shares (cost $58,021,773) ........................................       62,605,773

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
        4,545,862 shares (cost $35,357,793) ........................................       35,866,854

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
        3,704,068 shares (cost $41,276,114) ........................................       38,151,900

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
        2,194,390 shares (cost $15,841,016) ........................................       15,514,336

      Van Kampen UIF - U.S.Real Estate Portfolio - Class A (VKUSRealEst)
        11,235,109 shares (cost $138,543,371) ......................................      127,293,788
                                                                                       --------------
         Total investments .........................................................    9,986,668,219

   Accounts receivable .............................................................               --
                                                                                       --------------
         Total assets ..............................................................    9,986,668,219

Accounts payable ...................................................................          652,459
                                                                                       --------------
Contract owners' equity (note 4 and note 5) ........................................   $9,986,015,760
                                                                                       ==============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                               Total          ACVPBal      ACVPCapAp      ACVPIncGr
                                              ---------------   -----------   ------------   -----------
   Reinvested dividends ...................   $   190,132,677     3,515,800             --       604,751
   Mortality and expense risk charges
      (note 2) ............................      (164,398,105)   (1,650,754)    (2,446,017)     (709,085)
                                              ---------------   -----------   ------------   -----------
      Net investment income (loss) ........        25,734,572     1,865,046     (2,446,017)     (104,334)
                                              ---------------   -----------   ------------   -----------
   Proceeds from mutual fund shares sold...     7,098,950,787    28,937,293     51,395,484    30,225,806
   Cost of mutual fund shares sold ........    (8,642,953,564)  (37,713,053)  (127,777,876)  (42,806,290)
                                              ---------------   -----------   ------------   -----------
      Realized gain (loss) on investments..    (1,544,002,777)   (8,775,760)   (76,382,392)  (12,580,484)
   Change in unrealized gain (loss)
      on investments ......................    (1,070,265,049)   (7,881,850)    32,052,620       (54,584)
                                              ---------------   -----------   ------------   -----------
      Net gain (loss) on investments ......    (2,614,267,826)  (16,657,610)   (44,329,772)  (12,635,068)
                                              ---------------   -----------   ------------   -----------
   Reinvested capital gains ...............        69,801,614            --             --            --
                                              ---------------   -----------   ------------   -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations .....   $(2,518,731,640)  (14,792,564)   (46,775,789)  (12,739,402)
                                              ===============   ===========   ============   ===========

Investment activity:                             ACVPInt      ACVPInt3     ACVPUltra      ACVPVal
                                              ------------   ----------   ----------   ------------
   Reinvested dividends ...................      1,216,457           --        1,884      1,773,880
   Mortality and expense risk charges
      (note 2) ............................     (1,836,945)    (101,635)      (7,237)    (2,513,328)
                                              ------------   ----------   ----------   ------------
      Net investment income (loss) ........       (620,488)    (101,635)      (5,353)      (739,448)
                                              ------------   ----------   ----------   ------------
   Proceeds from mutual fund shares sold ..    130,900,991    3,379,588    3,690,134    124,406,132
   Cost of mutual fund shares sold ........   (174,852,648)  (3,849,337)  (3,806,623)  (130,911,837)
                                              ------------   ----------   ----------   ------------
      Realized gain (loss) on investments..    (43,951,657)    (469,749)    (116,489)    (6,505,705)
   Change in unrealized gain (loss)
      on investments ......................     12,417,192   (1,766,743)     (43,681)   (35,804,889)
                                              ------------   ----------   ----------   ------------
      Net gain (loss) on investments ......    (31,534,465)  (2,236,492)    (160,170)   (42,310,594)
                                              ------------   ----------   ----------   ------------
   Reinvested capital gains ...............             --           --           --     11,477,528
                                              ------------   ----------   ----------   ------------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations .....    (32,154,953)  (2,338,127)    (165,523)   (31,572,514)
                                              ============   ==========   ==========   ============

Investment activity:                            AmerGro     AmerHiYld     AmerUSGvt     CSGPVen
                                              -----------   ----------   ----------   -----------
   Reinvested dividends ...................   $    38,876      132,282      141,705            --
   Mortality and expense risk charges
      (note 2) ............................      (264,001)     (18,660)     (41,129)     (144,863)
                                              -----------   ----------   ----------   -----------
      Net investment income (loss) ........      (225,125)     113,622      100,576      (144,863)
                                              -----------   ----------   ----------   -----------

   Proceeds from mutual fund shares sold ..     4,178,507    1,362,485    2,784,506     9,535,991
   Cost of mutual fund shares sold ........    (5,086,187)  (1,697,232)  (2,543,513)  (12,967,491)
                                              -----------   ----------   ----------   -----------
      Realized gain (loss) on investments..      (907,680)    (334,747)     240,993    (3,431,500)
   Change in unrealized gain (loss)
      on investments ......................    (5,001,220)     171,283      (98,831)   (1,046,014)
                                              -----------   ----------   ----------   -----------
         Net gain (loss) on investments ...    (5,908,900)    (163,464)     142,162    (4,477,514)
                                              -----------   ----------   ----------   -----------
   Reinvested capital gains                            --           --           --            --
                                              -----------   ----------   ----------   -----------
         Net increase (decrease) in
            contract owners' equity
            resulting from operations .....   $(6,134,025)     (49,842)     242,738    (4,622,377)
                                              ===========   ==========   ==========   ===========

                                                CSIntFoc     CSSmCapGr     DrySmCapIxS     DrySRGro
                                              -----------   ----------     -----------   -----------
Investment activity:
   Reinvested dividends ...................            --             --         5,422       318,440
   Mortality and expense risk charges
      (note 2) ............................    (1,096,453)    (2,178,307)      (13,617)   (2,177,854)
                                              -----------   ------------    ----------   -----------
      Net investment income (loss) ........    (1,096,453)    (2,178,307)       (8,195)   (1,859,414)
                                              -----------   ------------    ----------   -----------

   Proceeds from mutual fund shares sold ..    90,949,552     92,460,931     4,389,953    49,845,248
   Cost of mutual fund shares sold ........   (95,080,209)  (186,496,537)   (5,130,071)  (74,085,818)
                                              -----------   ------------    ----------   -----------
      Realized gain (loss) on investments..    (4,130,657)   (94,035,606)     (740,118)  (24,240,570)
   Change in unrealized gain (loss)
      on investments ......................   (12,011,179)    22,685,298       541,069   (33,015,865)
                                              -----------   ------------    ----------   -----------
      Net gain (loss) on investments .....    (16,141,836)   (71,350,308)     (199,049)  (57,256,435)
                                              -----------   ------------    ----------   -----------
   Reinvested capital gains                            --             --            --            --
                                              -----------   ------------    ----------   -----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ........   (17,238,289)   (73,528,615)     (207,244)  (59,115,849)
                                              ===========   ============    ==========   ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                     DryStkIx       DryVIFApp     DryVIFGrInc   FedQualBd
                                                       -------------   ------------   -----------   ----------
   Reinvested dividends ............................   $  12,220,896        912,860       376,347           --
   Mortality and expense risk charges (note 3) .....     (12,651,756)    (1,216,842)     (875,926)    (119,603)
                                                       -------------   ------------   -----------   ----------
      Net investment income (loss) .................        (430,860)      (303,982)     (499,579)    (119,603)
                                                       -------------   ------------   -----------   ----------

   Proceeds from mutual fund shares sold ...........     353,668,593     54,548,717    31,964,045    6,553,239
   Cost of mutual fund shares sold .................    (437,305,266)   (68,176,017)  (42,204,499)  (6,459,064)
                                                       -------------   ------------   -----------   ----------
      Realized gain (loss) on investments ..........     (83,636,673)   (13,627,300)  (10,240,454)      94,175
   Change in unrealized gain (loss)
      on investments ...............................    (176,467,086)    (4,305,136)   (9,457,990)     933,066
                                                       -------------   ------------   -----------   ----------
      Net gain (loss) on investments ...............    (260,103,759)   (17,932,436)  (19,698,444)   1,027,241
                                                       -------------   ------------   -----------   ----------
   Reinvested capital gains ........................              --             --            --           --
                                                       -------------   ------------   -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $(260,534,619)   (18,236,418)  (20,198,023)     907,638
                                                       =============   ============   ===========   ==========

Investment activity:                                     FidVIPEI        FidVIPGr      FidVIPHI       FidVIPOv
                                                       ------------   ------------   ------------   ------------
   Reinvested dividends ............................     24,736,177      4,064,147     25,369,640      2,039,543
   Mortality and expense risk charges (note 3) .....    (17,928,293)   (19,731,956)    (3,131,210)    (3,107,525)
                                                       ------------   ------------   ------------   ------------
      Net investment income (loss) .................      6,807,884    (15,667,809)    22,238,430     (1,067,982)
                                                       ------------   ------------   ------------   ------------

   Proceeds from mutual fund shares sold ...........    301,019,721    411,440,038    254,520,283    196,795,014
   Cost of mutual fund shares sold .................   (305,908,876)  (620,792,764)  (317,009,401)  (244,702,270)
                                                       ------------   ------------   ------------   ------------
      Realized gain (loss) on investments ..........     (4,889,155)   209,352,726)   (62,489,118)   (47,907,256)
   Change in unrealized gain (loss)
      on investments ...............................   (305,472,535)  (343,584,643)    44,629,101     (2,525,132)
                                                       ------------   ------------   ------------   ------------
      Net gain (loss) on investments ...............   (310,361,690)  (552,937,369)   (17,860,017)   (50,432,388)
                                                       ------------   ------------   ------------   ------------
   Reinvested capital gains ........................     33,668,686             --             --             --
                                                       ------------   ------------   ------------   ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   (269,885,120)  (568,605,178)     4,378,413    (51,500,370)
                                                       ============   ============   ============   ============

Investment activity:                                    FidVIPOvR       FidVIPAM      FidVIPCon      FidVIPGrOp
                                                       ------------   ------------   ------------   ------------
   Reinvested dividends ............................    $        --     21,869,441      6,839,233        639,320
   Mortality and expense risk charges (note 3) .....       (103,592)    (6,840,497)   (10,542,766)      (757,440)
                                                        -----------   ------------   ------------    -----------
      Net investment income (loss) .................       (103,592)    15,028,944     (3,703,533)      (118,120)
                                                        -----------   ------------   ------------    -----------

   Proceeds from mutual fund shares sold ...........      3,429,222    130,532,066    224,805,262     25,636,055
   Cost of mutual fund shares sold .................     (4,167,486)  (152,129,518)  (240,141,538)   (41,979,128)
                                                        -----------   ------------   ------------    -----------
      Realized gain (loss) on investments ..........       (738,264)   (21,597,452)   (15,336,276)   (16,343,073)
   Change in unrealized gain (loss)
      on investments ...............................     (2,002,381)   (52,228,064)   (67,135,612)     1,448,655
                                                        -----------   ------------   ------------    -----------
      Net gain (loss) on investments ...............     (2,740,645)   (73,825,516)   (82,471,888)   (14,894,418)
                                                        ----------    ------------   ------------    -----------
   Reinvested capital gains ........................             --             --             --             --
                                                        -----------   ------------   ------------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    $(2,844,237)   (58,796,572)   (86,175,421)   (15,012,538)
                                                        ===========   ============   ============    ===========

                                                       FidVIPVaIS    GVITDMidCapI   GVITEmMrkts   GVITEmMrkts3
                                                       -----------   ------------   -----------   ------------
   Reinvested dividends ............................            --        257,336         6,034         3,881
   Mortality and expense risk charges (note 3) .....       (12,460)      (970,844)      (61,645)      (11,214)
                                                       -----------    -----------   -----------    ----------
      Net investment income (loss) .................       (12,460)      (713,508)      (55,611)       (7,333)
                                                       -----------    -----------   -----------    ----------

   Proceeds from mutual fund shares sold ...........     9,821,501     61,684,088    41,765,088     1,376,314
   Cost of mutual fund shares sold .................   (10,192,804)   (65,852,057)  (42,034,820)   (1,684,140)
                                                       -----------    -----------   -----------    ----------
      Realized gain (loss) on investments ..........      (371,303)    (4,167,969)     (269,732)     (307,826)
   Change in unrealized gain (loss)
      on investments ...............................       (74,815)   (11,551,340)     (854,304)     (174,688)
                                                       -----------    -----------   -----------    ----------
      Net gain (loss) on investments ...............      (446,118)   (15,719,309)   (1,124,036)     (482,514)
                                                       -----------    -----------   -----------    ----------
   Reinvested capital gains ........................            --        576,482            --            --
                                                       -----------    -----------   -----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      (458,578)   (15,856,335)   (1,179,647)     (489,847)
                                                       ===========    ===========   ===========    ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    GVITGlFin3    GVITGlHlth3    GVITGlTech   GVITGlTech3
                                                       -----------   -----------   -----------   -----------
   Reinvested dividends ............................   $       110          --          19,095       1,205
   Mortality and expense risk charges (note 2)......        (4,565)     (6,352)        (34,586)     (6,774)
                                                       -----------    --------     -----------    --------
      Net investment income (loss) .................        (4,455)     (6,352)        (15,491)     (5,569)
                                                       -----------    --------     -----------    --------

   Proceeds from mutual fund shares sold ...........     1,385,161     451,525      15,161,670     830,516
   Cost of mutual fund shares sold .................    (1,303,083)   (448,335)    (16,129,161)   (894,632)
                                                       -----------    --------     -----------    --------
      Realized gain (loss) on investments ..........        82,078       3,190        (967,491)    (64,116)
   Change in unrealized gain (loss)
      on investments ...............................        (2,659)    (70,342)       (766,257)   (249,074)
                                                       -----------    --------     -----------    --------
      Net gain (loss) on investments ...............        79,419     (67,152)     (1,733,748)   (313,190)
                                                       -----------    --------     -----------    --------
   Reinvested capital gains ........................            --          --              --          --
                                                       -----------    --------     -----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $    74,964     (73,504)     (1,749,239)   (318,759)
                                                       ===========    ========     ===========    ========

Investment activity:                                   GVITGlUtl3   GVITGvtBd      GVITGrowth     GVITIDAgg
                                                       ----------  ------------   ------------   ----------
   Reinvested dividends ............................       1,959     19,649,862             --        9,974
   Mortality and expense risk charges (note 2)......      (1,949)    (5,987,184)    (1,497,278)     (10,446)
                                                       ---------   ------------   ------------   ----------
      Net investment income (loss) .................          10     13,662,678     (1,497,278)        (472)
                                                       ---------   ------------   ------------   ----------

   Proceeds from mutual fund shares sold ...........     316,268    170,926,111     39,043,381    2,882,011
   Cost of mutual fund shares sold .................    (333,083)  (158,365,660)  (111,898,303)  (2,934,738)
                                                       ---------   ------------   ------------   ----------
      Realized gain (loss) on investments ..........     (16,815)    12,560,451    (72,854,922)     (52,727)
   Change in unrealized gain (loss)
      on investments ...............................       1,981      8,524,601     34,174,405      (56,633)
                                                       ---------   ------------   ------------   ----------
      Net gain (loss) on investments ...............     (14,834)    21,085,052    (38,680,517)    (109,360)
                                                       ---------   ------------   ------------   ----------
   Reinvested capital gains ........................          --      3,994,953             --           94
                                                       ---------   ------------   ------------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......     (14,824)    38,742,683    (40,177,795)    (109,738)
                                                       =========   ============   ============   ==========

Investment activity:                                    GVITIDCon    GVITIDMod    GVITIDModAgg   GVITIDModCon
                                                       -----------   ----------   ------------   ------------
   Reinvested dividends ............................   $   201,612      168,355        74,269         92,498
   Mortality and expense risk charges (note 2)......       (94,450)    (101,185)      (57,435)       (45,564)
                                                       -----------   ----------    ----------     ----------
      Net investment income (loss) .................       107,162       67,170        16,834         46,934
                                                       -----------   ----------    ----------     ----------

   Proceeds from mutual fund shares sold ...........     3,528,413    2,953,974     3,586,550      4,171,051
   Cost of mutual fund shares sold .................    (3,558,761)  (3,225,550)   (4,188,342)    (4,303,357)
                                                       -----------   ----------    ----------     ----------
      Realized gain (loss) on investments ..........       (30,348)    (271,576)     (601,792)      (132,306)
   Change in unrealized gain (loss)
      on investments ...............................        79,319     (282,745)     (371,242)        17,343
                                                       -----------   ----------    ----------     ----------
      Net gain (loss) on investments ...............        48,971     (554,321)     (973,034)      (114,963)
                                                       -----------   ----------    ----------     ----------
   Reinvested capital gains ........................         7,032       15,386        13,278          8,861
                                                       -----------   ----------    ----------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $   163,165     (471,765)     (942,922)       (59,168)
                                                       ===========   ==========    ==========     ==========

Investment activity:                                   GVITIntGro   GVITIntGro3   GVITMMultiSec     GVITMyMkt
                                                       ----------   -----------   -------------   --------------
   Reinvested dividends ............................           --          --        1,015,536        10,385,795
   Mortality and expense risk charges (note 2)             (3,095)     (3,324)        (248,211)      (11,662,806)
                                                       ----------    --------      -----------    --------------
      Net investment income (loss) .................       (3,095)     (3,324)         767,325        (1,277,011)
                                                       ----------    --------      -----------    --------------

   Proceeds from mutual fund shares sold ...........    2,647,927     258,989       15,151,697     1,828,235,322
   Cost of mutual fund shares sold .................   (2,657,467)   (279,583)     (15,383,619)   (1,828,506,621)
                                                       ----------    --------      -----------    --------------
      Realized gain (loss) on investments ..........       (9,540)    (20,594)        (231,922)         (271,299)
   Change in unrealized gain (loss)
      on investments ...............................      (41,737)    (37,448)         434,781           (32,086)
                                                       ----------    --------      -----------    --------------
      Net gain (loss) on investments ...............      (51,277)    (58,042)         202,859          (303,385)
                                                       ----------    --------      -----------    --------------
   Reinvested capital gains ........................           --          --               --                --
                                                       ----------    --------      -----------    --------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......      (54,372)    (61,366)         970,184        (1,580,396)
                                                       ==========    ========      ===========    ==============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    GVITLead3    GVITSmCapGr   GVITSmCapVal    GVITSmComp
                                                       -----------   -----------   ------------   ------------
   Reinvested dividends ............................   $     6,506            --         12,735             --
   Mortality and expense risk charges (note 2) .....        (8,853)     (189,575)    (2,372,399)    (3,198,218)
                                                       -----------   -----------   ------------   ------------
      Net investment income (loss) .................        (2,347)     (189,575)    (2,359,664)    (3,198,218)
                                                       -----------   -----------   ------------   ------------

   Proceeds from mutual fund shares sold ...........     1,068,441    20,271,579    138,786,170    107,346,783
   Cost of mutual fund shares sold .................    (1,190,833)  (23,936,751)  (177,601,658)  (141,385,966)
                                                       -----------   -----------   ------------   ------------
      Realized gain (loss) on investments ..........      (122,392)   (3,665,172)   (38,815,488)   (34,039,183)
   Change in unrealized gain (loss)
      on investments ...............................       (40,907)   (2,508,514)   (28,951,440)   (11,178,041)
                                                       -----------   -----------   ------------   ------------
      Net gain (loss) on investments ...............      (163,299)   (6,173,686)   (67,766,928)   (45,217,224)
                                                       -----------   -----------   ------------   ------------
   Reinvested capital gains ........................            --            --      4,631,104             --
                                                       -----------   -----------   ------------   ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $  (165,646)   (6,363,261)   (65,495,488)   (48,415,442)
                                                       ===========   ===========   ============   ============

Investment activity:                                   GVITSMdCpGr      GVITTotRt   GVITTGroFoc    GVITTGroFoc3
                                                       -----------   ------------   ------------   ------------
   Reinvested dividends ............................            --      4,370,230            --             --
   Mortality and expense risk charges (note 2) .....      (192,995)    (7,175,737)      (30,212)        (4,589)
                                                       -----------   ------------    ----------     ----------
      Net investment income (loss) .................      (192,995)    (2,805,507)      (30,212)        (4,589)
                                                       -----------   ------------    ----------     ----------

   Proceeds from mutual fund shares sold ...........    29,232,329    132,333,161     8,690,941      2,087,690
   Cost of mutual fund shares sold .................   (37,541,988)  (239,084,809)   (9,741,072)    (2,120,696)
                                                       -----------   ------------    ----------     ----------
      Realized gain (loss) on investments ..........    (8,309,659)  (106,751,648)   (1,050,131)       (33,006)
   Change in unrealized gain (loss)
      on investments ...............................       300,956      1,305,594      (430,853)      (124,283)
                                                       -----------   ------------    ----------     ----------
      Net gain (loss) on investments ...............    (8,008,703)  (105,446,054)   (1,480,984)      (157,289)
                                                       -----------   ------------    ----------     ----------
   Reinvested capital gains ........................            --             --            --             --
                                                       -----------   ------------    ----------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (8,201,698)  (108,251,561)   (1,511,196)      (161,878)
                                                       ===========   ============    ==========     ==========

Investment activity:                                   GVITUSGro3    JanCapAp     JanGlTechS2    JanGlTech
                                                       ----------   -----------   -----------   -----------
   Reinvested dividends ............................   $      --        127,166          --              --
   Mortality and expense risk charges (note 2) .....      (1,164)      (600,117)    (14,701)       (217,719)
                                                       ---------    -----------    --------     -----------
      Net investment income (loss) .................      (1,164)      (472,951)    (14,701)       (217,719)
                                                       ---------    -----------    --------     -----------

   Proceeds from mutual fund shares sold ...........     147,228     43,745,382     573,758      26,262,870
   Cost of mutual fund shares sold .................    (144,749)   (53,148,441)   (686,391)    (28,812,762)
                                                       ---------    -----------    --------     -----------
      Realized gain (loss) on investments ..........       2,479     (9,403,059)   (112,633)     (2,549,892)
   Change in unrealized gain (loss)
      on investments ...............................     (18,595)     1,217,075    (294,761)     (6,895,285)
                                                       ---------    -----------    --------     -----------
      Net gain (loss) on investments ...............     (16,116)    (8,185,984)   (407,394)     (9,445,177)
                                                       ---------    -----------    --------     -----------
   Reinvested capital gains ........................          --             --          --              --
                                                       ---------    -----------    --------     -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......   $ (17,280)    (8,658,935)   (422,095)     (9,662,896)
                                                       =========    ===========    ========     ===========

Investment activity:                                   JanIntGroS2     JanIntGro      NBAMTGro     NBAMTGuard
                                                       -----------   ------------   ------------   -----------
   Reinvested dividends ............................       9,666          127,268             --       294,283
   Mortality and expense risk charges (note 2) .....     (30,551)        (312,318)    (2,842,611)     (497,079)
                                                        --------     ------------   ------------   -----------
      Net investment income (loss) .................     (20,885)        (185,050)    (2,842,611)     (202,796)
                                                        --------     ------------   ------------   -----------

   Proceeds from mutual fund shares sold ...........     720,375       99,508,491    102,303,548    24,290,608
   Cost of mutual fund shares sold .................    (833,318)    (100,690,841)  (223,375,057)  (31,491,027)
                                                        --------     ------------   ------------   -----------
      Realized gain (loss) on investments ..........    (112,943)      (1,182,350)  (121,071,509)   (7,200,419)
   Change in unrealized gain (loss)
      on investments ...............................    (571,741)      (5,371,455)    36,480,230    (4,349,844)
                                                        --------     ------------   ------------   -----------
      Net gain (loss) on investments ...............    (684,684)      (6,553,805)   (84,591,279)  (11,550,263)
                                                        --------     ------------   ------------   -----------
   Reinvested capital gains ........................          --               --             --            --
                                                        --------     ------------   ------------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations .......    (705,569)      (6,738,855)   (87,433,890)  (11,753,059)
                                                        ========     ============   ============   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                     NBAMTLMat      NBAMTPart     OppAggGro      OppBdFd
                                                       ------------   ------------   -----------   ------------
   Reinvested dividends.............................   $  6,374,235      1,396,915       184,994     18,714,353
   Mortality and expense risk charges (note 2)......     (1,904,825)    (3,372,371)     (336,156)    (3,397,877)
                                                       ------------   ------------   -----------   ------------
      Net investment income (loss)..................      4,469,410     (1,975,456)     (151,162)    15,316,476
                                                       ------------   ------------   -----------   ------------

   Proceeds from mutual fund shares sold............     71,440,062     88,949,370    31,983,312     93,557,604
   Cost of mutual fund shares sold..................    (69,515,206)  (128,038,158)  (41,079,218)  (104,511,326)
                                                       ------------   ------------   -----------   ------------
      Realized gain (loss) on investments...........      1,924,856    (39,088,788)   (9,095,906)   (10,953,722)
   Change in unrealized gain (loss)
      on investments................................     (1,025,342)   (31,634,937)      174,629     13,114,967
                                                       ------------   ------------   -----------   ------------
      Net gain (loss) on investments................        899,514    (70,723,725)   (8,921,277)     2,161,245
                                                       ------------   ------------   -----------   ------------
   Reinvested capital gains.........................             --             --            --             --
                                                       ------------   ------------   -----------   ------------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $  5,368,924    (72,699,181)   (9,072,439)    17,477,721
                                                       ============    ===========    ==========     ==========

Investment activity:                                     OppCapAp       OppGlSec      OppMSGrInc    OppMultStr
                                                       ------------   ------------   -----------   -----------
   Reinvested dividends.............................      1,238,268      2,686,150       172,508     7,688,865
   Mortality and expense risk charges (note 2)......     (2,551,781)    (6,329,732)     (322,031)   (2,736,208)
                                                       ------------   ------------   -----------   -----------
      Net investment income (loss)..................     (1,313,513)    (3,643,582)     (149,523)    4,952,657
                                                       ------------   ------------   -----------   -----------

   Proceeds from mutual fund shares sold............    133,239,556    319,888,806     9,989,649    53,195,932
   Cost of mutual fund shares sold..................   (220,413,450)  (486,771,602)  (13,449,464)  (61,553,229)
                                                       ------------   ------------   -----------   -----------
      Realized gain (loss) on investments...........    (87,173,894)  (166,882,796)   (3,459,815)   (8,357,297)
   Change in unrealized gain (loss)
      on investments................................     22,283,716     49,178,238    (1,958,754)  (26,760,024)
                                                       ------------   ------------   -----------   -----------
      Net gain (loss) on investments................    (64,890,178)  (117,704,558)   (5,418,569)  (35,117,321)
                                                       ------------   ------------   -----------   -----------
   Reinvested capital gains.........................             --             --            --     3,191,289
                                                       ------------   ------------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........    (66,203,691)  (121,348,140)   (5,568,092)  (26,973,375)
                                                       ============   ============   ===========   ===========

Investment activity:                                      StOpp2         StDisc2       StIntStk2     VEWrldBd
                                                       -------------   -----------   ------------   -----------
   Reinvested dividends.............................   $   1,905,205            --        653,551            --
   Mortality and expense risk charges (note 2)......      (7,349,083)   (1,202,655)      (286,327)     (641,866)
                                                       -------------   -----------   ------------   -----------
      Net investment income (loss)..................      (5,443,878)   (1,202,655)       367,224      (641,866)
                                                       -------------   -----------   ------------   -----------

   Proceeds from mutual fund shares sold............     158,115,751    28,560,819    250,598,219    56,825,384
   Cost of mutual fund shares sold..................    (215,881,000)  (29,045,511)  (255,084,902)  (53,244,996)
                                                       -------------   -----------   ------------   -----------
      Realized gain (loss) on investments...........     (57,765,249)     (484,692)    (4,486,683)    3,580,388
   Change in unrealized gain (loss)
      on investments................................    (130,843,865)  (11,359,777)      (479,726)    5,464,887
                                                       -------------   -----------   ------------   -----------
      Net gain (loss) on investments................    (188,609,114)  (11,844,469)    (4,966,409)    9,045,275
                                                       -------------   -----------   ------------   -----------
   Reinvested capital gains.........................       9,132,152            --             --            --
                                                       -------------   -----------   ------------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $(184,920,840)  (13,047,124)    (4,599,185)    8,403,409
                                                       =============   ===========   ============   ===========

Investment activity:                                    VEWrldEMkt     VEWrldHAs      VKEmMkt     VKUSRealEst
                                                       ------------   -----------   -----------   -----------
   Reinvested dividends.............................         97,619       301,831     1,029,705     4,036,002
   Mortality and expense risk charges (note 2)......       (648,095)     (541,124)     (182,612)   (1,877,866)
                                                       ------------   -----------   -----------   -----------
      Net investment income (loss)..................       (550,476)     (239,293)      847,093     2,158,136
                                                       ------------   -----------   -----------   -----------

   Proceeds from mutual fund shares sold............    129,377,001    35,959,118    17,002,409    53,366,028
   Cost of mutual fund shares sold..................    127,844,885)  (37,308,007)  (17,339,484)  (50,132,102)
                                                       ------------   -----------   -----------   -----------
      Realized gain (loss) on investments...........      1,532,116    (1,348,889)     (337,075)    3,233,926
   Change in unrealized gain (loss)
      on investments................................     (3,642,668)   (1,009,106)      142,646   (14,119,978)
                                                       ------------   -----------   -----------   -----------
      Net gain (loss) on investments................     (2,110,552)   (2,357,995)     (194,429)  (10,886,052)
                                                       ------------   -----------   -----------   -----------
   Reinvested capital gains.........................             --            --            --     3,084,769
                                                       ------------   -----------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........     (2,661,028)   (2,597,288)      652,664    (5,643,147)
                                                       ============   ===========   ===========   ===========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                              Total                         ACVPBal
                                                --------------------------------   -------------------------
Investment activity:                                  2002             2001            2002         2001
                                                ---------------   --------------   -----------   -----------
   Net investment income (loss) .............   $    25,734,572       67,463,423     1,865,046     2,355,129
   Realized gain (loss) on investments ......    (1,544,002,777)  (1,424,925,320)   (8,775,760)   (7,099,451)
   Change in unrealized gain (loss)
      on investments ........................    (1,070,265,049)  (1,954,057,780)   (7,881,850)   (8,536,268)
   Reinvested capital gains .................        69,801,614    1,049,281,591            --     5,248,329
                                                ---------------   --------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    (2,518,731,640)  (2,262,238,086)  (14,792,564)   (8,032,261)
                                                ---------------   --------------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       483,220,425      619,484,240     4,062,976     4,996,328
   Transfers between funds ..................                --               --    (1,051,393)    1,620,142
   Redemptions (note 3) .....................    (2,593,912,486)  (2,766,989,098)  (22,609,671)  (26,005,013)
   Annuity benefits .........................        (3,058,431)      (3,654,072)      (41,303)      (49,126)
   Annual contract maintenance charges
      (note 2) ..............................        (6,852,552)      (7,477,297)      (64,579)      (66,739)
   Contingent deferred sales charges
      (note 2) ..............................       (17,925,114)     (24,161,467)     (162,032)     (245,182)
   Adjustments to maintain reserves..........          (492,661)      (2,043,997)      (31,266)      (15,211)
                                                ---------------   --------------   -----------   -----------
         Net equity transactions ............    (2,139,020,819)  (2,184,841,691)  (19,897,268)  (19,764,801)
                                                ---------------   --------------   -----------   -----------

Net change in contract owners' equity .......    (4,657,752,459)  (4,447,079,777)  (34,689,832)  (27,797,062)
Contract owners' equity  beginning
   of period ................................    14,643,768,219   19,090,847,996   141,258,044   169,055,106
                                                ---------------   --------------   -----------   -----------
Contract owners' equity end of period .......   $ 9,986,015,760   14,643,768,219   106,568,212   141,258,044
                                                ===============   ==============   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..........................       688,171,186      771,858,448     7,936,316     9,044,849
                                                ---------------   --------------   -----------   -----------
   Units purchased ..........................        73,657,344       62,521,366       255,977       378,293
   Units redeemed ...........................      (189,659,565)    (146,208,628)   (1,490,698)   (1,486,826)
                                                ---------------   --------------   -----------   -----------
   Ending units .............................       572,168,965      688,171,186     6,701,595     7,936,316
                                                ===============   ==============   ===========   ===========

                                                        ACVPCapAp                    ACVPIncGr
                                                --------------------------   -------------------------
Investment activity:                               2002           2001           2002         2001
                                                -----------   ------------   -----------   -----------
   Net investment income (loss) .............    (2,446,017)    (3,984,483)     (104,334)     (308,470)
   Realized gain (loss) on investments ......   (76,382,392)   (13,671,667)  (12,580,484)   (3,891,448)
   Change in unrealized gain (loss)
      on investments ........................    32,052,620   (220,847,872)      (54,584)   (3,820,465)
   Reinvested capital gains .................            --    120,030,377            --            --
                                                -----------   ------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   (46,775,789)  (118,473,645)  (12,739,402)   (8,020,383)
                                                -----------   ------------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     6,326,191      9,703,763     2,920,674     3,728,528
   Transfers between funds ..................   (17,312,710)   (52,663,996)   (3,443,636)    3,865,344
   Redemptions (note 3) .....................   (32,939,194)   (47,581,452)   (9,793,757)  (12,905,711)
   Annuity benefits .........................       (41,698)       (61,486)       (4,064)       (4,828)
   Annual contract maintenance charges
      (note 2) ..............................      (150,451)      (185,921)      (28,998)      (31,777)
   Contingent deferred sales charges
      (note 2) ..............................      (211,027)      (355,382)      (79,257)     (103,631)
   Adjustments to maintain reserves .........       (39,281)       225,903          (529)       (2,657)
                                                -----------   ------------   -----------   -----------
         Net equity transactions ............   (44,368,170)   (90,918,571)  (10,429,567)   (5,454,732)
                                                -----------   ------------   -----------   -----------

Net change in contract owners' equity .......   (91,143,959)  (209,392,216)  (23,168,969)  (13,475,115)
Contract owners' equity  beginning
   of period ................................   232,128,096    441,520,312    64,137,625    77,612,740
                                                -----------   ------------   -----------   -----------
Contract owners' equity end of period .......   140,984,137    232,128,096    40,968,656    64,137,625
                                                ===========   ============   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..........................    10,868,054     15,066,723     6,383,548     6,984,800
                                                -----------   ------------   -----------   -----------
   Units purchased ..........................       367,891        449,990       356,132       859,557
   Units redeemed ...........................    (2,922,331)    (4,648,659)   (1,614,099)   (1,460,809)
                                                -----------   ------------   -----------   -----------
   Ending units .............................     8,313,614     10,868,054     5,125,581     6,383,548
                                                ===========   ============   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     ACVPInt              ACVPInt3         ACVPUltra              ACVPVal
                                          --------------------------  ----------------  ---------------  -------------------------
Investment activity:                          2002          2001         2002     2001     2002    2001      2002         2001
                                          ------------  ------------  ----------  ----  ---------  ----  -----------  -----------
   Net investment income (loss) ........  $   (620,488)   (3,097,340)   (101,635)  --      (5,353)  --      (739,448)    (786,307)
   Realized gain (loss) on investment ..   (43,951,657) (140,652,377)   (469,749)  --    (116,489)  --    (6,505,705)   9,221,028
   Change in unrealized gain (loss)
      on investments ...................    12,417,192    20,198,409  (1,766,743)  --     (43,681)  --   (35,804,889)   5,786,290
   Reinvested capital gains ............            --    27,025,160          --   --          --   --    11,477,528           --
                                          ------------  ------------  ----------  ---   ---------  ---   -----------  -----------
      Net increase (decrease) in
         contract owners'
         equity resulting from
         operations ....................   (32,154,953)  (96,526,148) (2,338,127)  --    (165,523)  --   (31,572,514)  14,221,011
                                          ------------  ------------  ----------  ---   ---------  ---   -----------  -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .........     2,495,557     9,789,713   3,621,239   --      32,338   --     8,823,877    6,253,977
   Transfers between funds .............   (32,867,998)  (40,372,359) 15,378,488   --   1,496,835   --     3,430,312  116,241,421
   Redemptions (note 3) ................   (27,011,032)  (39,873,893) (1,622,472)  --    (210,861)  --   (39,726,096) (23,452,324)
   Annuity benefits ....................       (67,171)      (82,888)         --   --          --   --       (54,407)     (56,845)
   Annual contract maintenance charge
      (note 2) .........................       (68,086)      (90,155)     (3,117)  --        (395)  --       (75,304)     (48,910)
   Contingent deferred sales charges
      (note 2) .........................      (205,744)     (361,804)    (13,452)  --      (1,002)  --      (273,480)    (201,581)
   Adjustments to maintain reserves ....      (249,944)      (69,562)    208,889   --         (27)  --        (5,257)       9,300
                                          ------------  ------------  ----------  ---   ---------  ---   -----------  -----------
         Net equity transactions .......   (57,974,418)  (71,060,948) 17,569,575   --   1,316,888   --   (27,880,355)  98,745,038
                                          ------------  ------------  ----------  ---   ---------        -----------  -----------

Net change in contract owners' equity      (90,129,371) (167,587,096) 15,231,448   --   1,151,365   --   (59,452,869) 112,966,049
Contract owners'equity beginning
   of period ...........................   184,089,162   351,676,258          --   --          --   --   210,919,797   97,953,748
                                          ------------  ------------  ----------  ---   ---------  ---   -----------  -----------
Contract owners' equity end of period ..  $ 93,959,791   184,089,162  15,231,448   --   1,151,365   --   151,466,928  210,919,797
                                          ============  ============  ==========  ===   =========  ===   ===========  ===========

CHANGES IN UNITS:
   Beginning units .....................    12,314,247    16,440,926          --   --          --   --    12,737,342    6,581,121
                                          ------------  ------------  ----------  ---   ---------        -----------  -----------
   Units purchased .....................       187,714       573,389   2,042,980   --     162,061   --       949,683    7,145,464
   Units redeemed ......................    (4,504,038)   (4,700,068)   (149,010)  --     (17,516)  --    (3,078,719)    (989,243)
                                          ------------  ------------  ----------  ---   ---------  ---   -----------  -----------
   Ending units ........................     7,997,923    12,314,247   1,893,970   --     144,545   --    10,608,306   12,737,342
                                          ============  ============  ==========  ===   =========  ===   ===========  ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      AmerGro                  AmerHiYld
                                             -------------------------   ---------------------
Investment activity:                             2002         2001          2002       2001
                                             -----------   -----------   ---------   ---------
   Net investment income (loss) ..........   $  (225,125)     (194,923)    113,622     138,470
   Realized gain (loss) on investments ...      (907,680)    1,836,632    (334,747)    (93,390)
   Change in unrealized gain (loss)
      on investments .....................    (5,001,220)  (16,240,542)    171,283      62,160
   Reinvested capital gains ..............            --     7,912,626          --          --
                                             -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    (6,134,025)   (6,686,207)    (49,842)    107,240
                                             -----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       271,515       402,894      37,101      33,433
   Transfers between funds ...............    (1,000,210)     (595,939)     44,786     116,475
   Redemptions (note 3) ..................    (2,901,591)   (4,517,550)   (231,202)   (350,035)
   Annuity benefits ......................       (11,746)      (14,270)     (5,854)     (6,147)
   Annual contract maintenance charges
      (note 2) ...........................        (9,744)      (11,422)     (1,018)     (1,022)
   Contingent deferred sales charges
      (note 2) ...........................       (11,092)       (5,935)       (748)       (121)
   Adjustments to maintain reserves ......        16,342        (2,941)        237         189
                                             -----------   -----------   ---------   ---------
         Net equity transactions .........    (3,646,526)   (4,745,163)   (156,698)   (207,228)
                                             -----------   -----------   ---------   ---------

Net change in contract owners' equity ....    (9,780,551)  (11,431,370)   (206,540)    (99,988)
Contract owners' equity beginning
   of period .............................    26,005,041    37,436,411   1,612,158   1,712,146
                                             -----------   -----------   ---------   ---------
Contract owners' equity end of period ....   $16,224,490    26,005,041   1,405,618   1,612,158
                                             ===========   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units .......................       473,727       553,384      57,996      65,619
                                             -----------   -----------   ---------   ---------
   Units purchased .......................         5,851         6,813       3,237       5,710
   Units redeemed ........................       (84,077)      (86,470)     (9,139)    (13,333)
                                             -----------   -----------   ---------   ---------
   Ending units ..........................       395,501       473,727      52,094      57,996
                                             ===========   ===========   =========   =========

                                                   AmerUSGvt                  CSGPVen
                                             ---------------------   -------------------------
Investment activity:                            2002        2001        2002          2001
                                             ---------   ---------   -----------   -----------
   Net investment income (loss) ..........     100,576     131,409      (144,863)     (299,564)
   Realized gain (loss) on investments ...     240,993      39,002    (3,431,500)  (22,765,185)
   Change in unrealized gain (loss)
      on investments .....................     (98,831)      2,994    (1,046,014)   13,573,928
   Reinvested capital gains ..............          --          --            --            --
                                             ---------   ---------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     242,738     173,405    (4,622,377)   (9,490,821)
                                             ---------   ---------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      31,735      35,491       302,688     1,020,324
   Transfers between funds ...............     457,145       2,173    (3,664,654)   (7,415,106)
   Redemptions (note 3) ..................    (379,935)   (257,142)   (2,176,490)   (2,962,981)
   Annuity benefits ......................      (5,349)     (5,260)       (2,593)       (1,136)
   Annual contract maintenance charges
      (note 2) ...........................      (2,290)     (2,222)       (7,163)      (10,550)
   Contingent deferred sales charges
      (note 2) ...........................        (173)       (144)      (20,187)      (28,902)
   Adjustments to maintain reserves ......          61          63        (7,700)       (3,841)
                                             ---------   ---------   -----------   -----------
         Net equity transactions .........     101,194    (227,041)   (5,576,099)   (9,402,192)
                                             ---------   ---------   -----------   -----------

Net change in contract owners' equity ....     343,932     (53,636)  (10,198,476)  (18,893,013)
Contract owners' equity beginning
   of period .............................   2,958,036   3,011,672    16,340,523    35,233,536
                                             ---------   ---------   -----------   -----------
Contract owners' equity end of period ....   3,301,968   2,958,036     6,142,047    16,340,523
                                             =========   =========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................     121,523     130,826     1,505,921     2,286,967
                                             ---------   ---------   -----------   -----------
   Units purchased .......................       6,182       1,596        34,682        85,161
   Units redeemed ........................      (1,881)    (10,899)     (669,303)     (866,207)
                                             ---------   ---------   -----------   -----------
   Ending units ..........................     125,824     121,523       871,300     1,505,921
                                             =========   =========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      CSIntFoc                     CSSmCapGr
                                            --------------------------   ---------------------------
Investment activity:                             2002         2001           2002           2001
                                            ------------   -----------   ------------   ------------
   Net investment income (loss) .........   $ (1,096,453)   (1,706,279)    (2,178,307)    (3,307,263)
   Realized gain (loss) on investments ..     (4,130,657)  (79,818,738)   (94,035,606)  (138,154,630)
   Change in unrealized gain (loss)
      on investments ....................    (12,011,179)   45,758,832     22,685,298     83,925,609
   Reinvested capital gains .............             --            --             --             --
                                            ------------   -----------   ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (17,238,289)  (35,766,185)   (73,528,615)   (57,536,284)
                                            ------------   -----------   ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      1,730,483     4,198,407      6,745,767      9,838,758
   Transfers between funds ..............    (17,481,502)  (14,975,548)   (30,158,525)   (21,097,654)
   Redemptions (note 3) .................    (13,078,391)  (17,676,769)   (26,244,893)   (35,088,716)
   Annuity benefits .....................        (25,504)      (30,659)       (29,107)       (31,627)
   Annual contract maintenance charges
      (note 2) ..........................        (36,213)      (45,258)       (94,477)      (112,519)
   Contingent deferred sales charges
      (note 2) ..........................       (118,023)     (185,875)      (255,936)      (381,709)
   Adjustments to maintain reserves .....        (33,584)       29,174          8,357        (15,702)
                                            ------------   -----------   ------------   ------------
         Net equity transactions ........    (29,042,734)  (28,686,528)   (50,028,814)   (46,889,169)
                                            ------------   -----------   ------------   ------------

Net change in contract owners' equity ...    (46,281,023)  (64,452,713)  (123,557,429)  (104,425,453)
Contract owners' equity beginning
   of period ............................    100,550,096   165,002,809    237,432,231    341,857,684
                                            ------------   -----------   ------------   ------------
Contract owners' equity end of period ...   $ 54,269,073   100,550,096    113,874,802    237,432,231
                                            ============   ===========   ============   ============

CHANGES IN UNITS:
   Beginning units ......................     10,217,779    12,854,476     13,924,081     16,612,117
                                            ------------   -----------   ------------   ------------
   Units purchased ......................        194,490       389,048        505,009        570,621
   Units redeemed .......................     (3,434,644)   (3,025,745)    (4,222,532)    (3,258,657)
                                            ------------   -----------   ------------   ------------
   Ending units .........................      6,977,625    10,217,779     10,206,558     13,924,081
                                            ============   ===========   ============   ============

                                               DrySmCapIxS              DrySRGro
                                            ----------------   --------------------------
Investment activity:                           2002     2001      2002           2001
                                            ---------   ----   -----------   ------------
   Net investment income (loss) .........      (8,195)    --    (1,859,414)    (3,484,146)
   Realized gain (loss) on investments ..    (740,118)    --   (24,240,570)       169,707
   Change in unrealized gain (loss)
      on investments ....................     541,069     --   (33,015,865)   (75,205,006)
   Reinvested capital gains .............          --     --            --             --
                                            ---------    ---   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (207,244)    --   (59,115,849)   (78,519,445)
                                            ---------    ---   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     735,492     --    10,564,044     16,095,914
   Transfers between funds ..............   3,258,070     --   (22,338,756)   (36,045,164)
   Redemptions (note 3) .................    (248,053)    --   (26,815,664)   (36,284,827)
   Annuity benefits .....................          --     --       (44,982)       (54,389)
   Annual contract maintenance charges
      (note 2) ..........................        (419)    --      (148,100)      (179,024)
   Contingent deferred sales charges
      (note 2) ..........................      (1,149)    --      (275,636)      (456,051)
   Adjustments to maintain reserves .....       9,747     --        30,210        (28,455)
                                            ---------    ---   -----------   ------------
         Net equity transactions ........   3,753,688     --   (39,028,884)   (56,951,996)
                                            ---------    ---   -----------   ------------

Net change in contract owners' equity ...   3,546,444     --   (98,144,733)  (135,471,441)
Contract owners' equity beginning
   of period ............................          --     --   216,049,739    351,521,180
                                            ---------    ---   -----------   ------------
Contract owners' equity end of period ...   3,546,444     --   117,905,006    216,049,739
                                            =========    ===   ===========   ============

CHANGES IN UNITS:
   Beginning units ......................          --     --     9,331,556     11,621,929
                                            ---------    ---   -----------   ------------
   Units purchased ......................     493,578     --       571,625        655,575
   Units redeemed .......................     (27,270)    --    (2,659,773)    (2,945,948)
                                            ---------    ---   -----------   ------------
   Ending units .........................     466,308     --     7,243,408      9,331,556
                                            =========    ===   ===========   ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        DryStkIx                      DryVIFApp
                                            ------------------------------   -------------------------
Investment activity:                              2002            2001           2002          2001
                                            --------------   -------------   -----------   -----------
   Net investment income (loss) .........   $     (430,860)     (3,996,216)     (303,982)     (685,761)
   Realized gain (loss) on investments ..      (83,636,673)     26,952,903   (13,627,300)   (3,075,693)
   Change in unrealized gain (loss)
      on investments ....................     (176,467,086)   (241,252,004)   (4,305,136)  (10,282,440)
   Reinvested capital gains .............               --       6,331,855            --            --
                                            --------------   -------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (260,534,619)   (211,963,462)  (18,236,418)  (14,043,894)
                                            --------------   -------------   -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       40,723,813      56,779,910     4,508,884     6,040,500
   Transfers between funds ..............      (60,474,912)    (84,678,599)      587,061   (11,651,456)
   Redemptions (note 3) .................     (159,720,365)   (187,691,308)  (17,222,501)  (17,267,221)
   Annuity benefits .....................         (385,307)       (458,045)      (32,922)      (32,968)
   Annual contract maintenance charges
      (note 2) ..........................         (526,371)       (596,408)      (50,573)      (53,215)
   Contingent deferred sales charges
      (note 2) ..........................       (1,452,803)     (2,031,805)     (132,819)     (176,284)
   Adjustments to maintain reserves .....          (77,573)        (28,742)       11,416         2,970
                                            --------------   -------------   -----------   -----------
         Net equity transactions ........     (181,913,518)   (218,704,997)  (12,331,454)  (23,137,674)
                                            --------------   -------------   -----------   -----------

Net change in contract owners' equity ...     (442,448,137)   (430,668,459)  (30,567,872)  (37,181,568)
Contract owners' equity beginning
   of period ............................    1,184,420,372   1,615,088,831   104,121,519   141,303,087
                                            --------------   -------------   -----------   -----------
Contract owners' equity end of period ...   $  741,972,235   1,184,420,372    73,553,647   104,121,519
                                            ==============   =============   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................       47,103,460      55,652,644     8,242,002    10,006,977
                                            --------------   -------------   -----------   -----------
   Units purchased ......................        1,947,444       2,251,597       485,766       466,005
   Units redeemed .......................      (10,529,909)    (10,800,781)   (1,641,722)   (2,230,980)
                                            --------------   -------------   -----------   -----------
   Ending units .........................       38,520,995      47,103,460     7,086,046     8,242,002
                                            ==============   =============   ===========   ===========

                                                    DryVIFGrInc                FedQualBd
                                            -------------------------   ----------------------
Investment activity:                            2002          2001         2002        2001
                                            -----------   -----------   ----------   ---------
   Net investment income (loss) .........      (499,579)     (701,162)    (119,603)      --
   Realized gain (loss) on investments ..   (10,240,454)      546,791       94,175       --
   Change in unrealized gain (loss)
      on investments ....................    (9,457,990)   (7,483,395)     933,066       --
   Reinvested capital gains .............            --     1,238,795           --       --
                                            -----------   -----------   ----------      ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (20,198,023)   (6,398,971)     907,638       --
                                            -----------   -----------   ----------      ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     2,884,641     3,998,531      626,205       --
   Transfers between funds ..............    (6,099,209)    8,420,323   28,231,022       --
   Redemptions (note 3) .................   (11,175,762)  (10,743,848)  (2,408,563)      --
   Annuity benefits .....................          (252)         (302)          --       --
   Annual contract maintenance charges
      (note 2) ..........................       (40,988)      (42,203)      (2,822)      --
   Contingent deferred sales charges
      (note 2) ..........................      (114,333)     (147,468)     (10,311)      --
   Adjustments to maintain reserves .....        (4,020)       (3,760)          (8)      --
                                            -----------   -----------   ----------      ---
         Net equity transactions ........   (14,549,923)    1,481,273   26,435,523       --
                                            -----------   -----------   ----------      ---

Net change in contract owners' equity ...   (34,747,946)   (4,917,698)  27,343,161       --
Contract owners' equity beginning
   of period ............................    81,487,384    86,405,082           --       --
                                            -----------   -----------   ----------      ---
Contract owners' equity end of period ...    46,739,438    81,487,384   27,343,161       --
                                            ===========   ===========   ==========      ===

CHANGES IN UNITS:
   Beginning units ......................     6,347,774     6,251,143           --       --
                                            -----------   -----------   ----------      ---
   Units purchased ......................       281,833       141,453    2,756,164       --
   Units redeemed .......................    (1,687,788)      (44,822)    (197,135)      --
                                            -----------   -----------   ----------      ---
   Ending units .........................     4,941,819     6,347,774    2,559,029       --
                                            ===========   ===========   ==========      ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       FidVIPEI                        FidVIPGr
                                            ------------------------------    ------------------------------
Investment activity:                             2002             2001             2002            2001
                                            --------------   -------------    -------------   --------------
   Net investment income (loss) .........   $    6,807,884       8,030,592      (15,667,809)     (29,549,521)
   Realized gain (loss) on investments ..       (4,889,155)     48,194,576     (209,352,726)     (16,451,665)
   Change in unrealized gain (loss)
      on investments ....................     (305,472,535)   (268,569,663)    (343,584,643)    (690,323,855)
   Reinvested capital gains .............       33,668,686      89,248,151               --      192,127,379
                                            --------------   -------------    -------------   --------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (269,885,120)   (123,096,344)    (568,605,178)    (544,197,662)
                                            --------------   -------------    -------------   --------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       37,312,622      48,439,902       60,234,638       86,766,808
   Transfers between funds ..............      (48,489,142)    (28,976,366)    (147,566,888)    (203,986,275)
   Redemptions (note 3) .................     (241,938,074)   (279,376,867)    (265,273,480)    (357,620,105)
   Annuity benefits .....................         (293,474)       (360,905)        (461,426)        (608,611)
   Annual contract maintenance charges
      (note 2) ..........................         (679,995)       (743,240)      (1,017,331)      (1,229,844)
   Contingent deferred sales charges
      (note 2) ..........................       (1,516,921)     (2,229,709)      (1,870,864)      (2,892,615)
   Adjustments to maintain reserves .....          (77,811)        (85,148)        (164,555)         498,906
                                            --------------   -------------    -------------   --------------
         Net equity transactions ........     (255,682,795)   (263,332,333)    (356,119,906)    (479,071,736)
                                            --------------   -------------    -------------   --------------

Net change in contract owners' equity ...     (525,567,915)   (386,428,677)    (924,725,084)  (1,023,269,398)
Contract owners' equity beginning
   of period ............................    1,587,351,468   1,973,780,145    1,996,966,659    3,020,236,057
                                            --------------   -------------    -------------   --------------
Contract owners' equity end of period ...   $1,061,783,553   1,587,351,468    1,072,241,575    1,996,966,659
                                            ==============   =============    =============   ==============

CHANGES IN UNITS:
   Beginning units ......................       51,133,930      59,929,592       48,260,844       60,371,162
                                            --------------   -------------    -------------   --------------
   Units purchased ......................        1,448,789       1,639,242        1,992,185        2,212,902
   Units redeemed .......................      (11,276,815)    (10,434,904)     (13,654,170)     (14,323,220)
                                            --------------   -------------    -------------   --------------
   Ending units .........................       41,305,904      51,133,930       36,598,859       48,260,844
                                            ==============   =============    =============   ==============

                                                     FidVIPHI                        FidVIPOv
                                            --------------------------    ---------------------------
Investment activity:                           2002           2001            2002          2001
                                            -----------   ------------    ------------   ------------
   Net investment income (loss) .........    22,238,430     44,380,202      (1,067,982)    16,868,833
   Realized gain (loss) on investments ..   (62,489,118)  (144,603,045)    (47,907,256)  (175,092,377)
   Change in unrealized gain (loss)
      on investments ....................    44,629,101     59,548,303      (2,525,132)    28,267,282
   Reinvested capital gains .............            --             --              --     34,471,204
                                            -----------   ------------    ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     4,378,413    (40,674,540)    (51,500,370)   (95,485,058)
                                            -----------   ------------    ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     7,475,120      9,245,802       3,424,022     12,349,864
   Transfers between funds ..............     7,024,456      9,584,714     (30,641,605)   (33,655,110)
   Redemptions (note 3) .................   (49,852,514)   (56,799,244)    (43,916,754)   (64,022,543)
   Annuity benefits .....................       (69,530)       (76,716)        (63,828)       (93,200)
   Annual contract maintenance charges
      (note 2) ..........................      (105,933)      (121,402)       (152,665)      (191,975)
   Contingent deferred sales charges
      (note 2) ..........................      (336,131)      (506,479)       (247,260)      (375,540)
   Adjustments to maintain reserves .....       (12,203)        (6,819)       (196,611)        10,703
                                            -----------   ------------    ------------   ------------
         Net equity transactions ........   (35,876,735)   (38,680,144)    (71,794,701)   (85,977,801)
                                            -----------   ------------    ------------   ------------

Net change in contract owners' equity ...   (31,498,322)   (79,354,684)   (123,295,071)  (181,462,859)
Contract owners' equity beginning
   of period ............................   263,631,345    342,986,029     291,219,719    472,682,578
                                            -----------   ------------    ------------   ------------
Contract owners' equity end of period ...   232,133,023    263,631,345     167,924,648    291,219,719
                                            ===========   ============    ============   ============

CHANGES IN UNITS:
   Beginning units ......................    20,055,329     22,851,138      17,812,066     22,555,451
                                            -----------   ------------    ------------   ------------
   Units purchased ......................     1,231,322      1,386,576         233,289        686,531
   Units redeemed .......................    (4,233,537)    (4,182,385)     (5,079,866)    (5,429,916)
                                            -----------   ------------    ------------   ------------
   Ending units .........................    17,053,114     20,055,329      12,965,489     17,812,066
                                            ===========   ============    ============   ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  FidVIPOvR                 FidVIPAM
                                            ------------------   ---------------------------
Investment activity:                           2002       2001       2002           2001
                                            -----------   ----   ------------   ------------
   Net investment income (loss) .........   $  (103,592)   --      15,028,944     22,138,618
   Realized gain (loss) on investments ..      (738,264)   --     (21,597,452)     3,943,154
   Change in unrealized gain (loss)
      on investments ....................    (2,002,381)   --     (52,228,064)   (80,710,590)
   Reinvested capital gains .............            --    --              --     11,726,011
                                            -----------   ---    ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (2,844,237)   --     (58,796,572)   (42,902,807)
                                            -----------   ---    ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     5,361,738    --      15,466,702     21,817,056
   Transfers between funds ..............    14,459,528    --     (21,051,265)   (27,894,552)
   Redemptions (note 3) .................    (1,777,223)   --    (103,913,399)  (134,114,337)
   Annuity benefits .....................            --    --        (123,669)      (138,418)
   Annual contract maintenance charges
      (note 2) ..........................        (3,650)   --        (329,857)      (371,956)
   Contingent deferred sales charges
      (note 2) ..........................       (12,045)   --        (536,773)      (751,795)
   Adjustments to maintain reserves .....       215,542    --         (48,602)       (17,978)
                                            -----------   ---    ------------   ------------
         Net equity transactions ........    18,243,890    --    (110,536,863)  (141,471,980)
                                            -----------   ---    ------------   ------------

Net change in contract owners' equity ...    15,399,653    --    (169,333,435)  (184,374,787)
Contract owners' equity beginning
   of period ............................            --    --     610,483,160    794,857,947
                                            -----------   ---    ------------   ------------
Contract owners' equity end of period ...   $15,399,653    --     441,149,725    610,483,160
                                            ===========   ===    ============   ============

CHANGES IN UNITS:

   Beginning units ......................            --    --      26,640,365     33,039,586
                                            -----------   ---    ------------   ------------
   Units purchased ......................     2,155,067    --         772,273        995,865
   Units redeemed .......................      (163,847)   --      (6,239,653)    (7,395,086)
                                            -----------   ---    ------------   ------------
   Ending units .........................     1,991,220    --      21,172,985     26,640,365
                                            ===========   ===    ============   ============

                                                        FidVIPCon                  FidVIPGrOp
                                            ----------------------------   -------------------------
Investment activity:                            2002           2001            2002          2001
                                            ------------   -------------   -----------   -----------
   Net investment income (loss) .........     (3,703,533)     (4,756,221)     (118,120)     (793,795)
   Realized gain (loss) on investments ..    (15,336,276)     36,872,440   (16,343,073)  (19,728,385)
   Change in unrealized gain (loss)
      on investments ....................    (67,135,612)   (225,565,521)    1,448,655     4,442,885
   Reinvested capital gains .............             --      30,611,614            --            --
                                            ------------   -------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (86,175,421)   (162,837,688)  (15,012,538)  (16,079,295)
                                            ------------   -------------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     26,728,548      36,002,786     3,954,006     5,023,434
   Transfers between funds ..............    (35,659,622)    (80,409,181)   (5,574,186)  (13,075,026)
   Redemptions (note 3) .................   (127,740,400)   (139,686,864)   (9,129,020)  (15,943,151)
   Annuity benefits .....................       (186,657)       (211,006)       (9,217)       (9,312)
   Annual contract maintenance charges
      (note 2) ..........................       (401,099)       (421,296)      (39,878)      (46,652)
   Contingent deferred sales charges
      (note 2) ..........................     (1,127,843)     (1,602,981)      (95,743)     (227,973)
   Adjustments to maintain reserves .....         19,689         (56,323)      (14,975)       27,338
                                            ------------   -------------   -----------   -----------
         Net equity transactions ........   (138,367,384)   (186,384,865)  (10,909,013)  (24,251,342)
                                            ------------   -------------   -----------   -----------

Net change in contract owners' equity ...   (224,542,805)   (349,222,553)  (25,921,551)  (40,330,637)
Contract owners' equity beginning
   of period ............................    876,424,084   1,225,646,637    70,334,048   110,664,685
                                            ------------   -------------   -----------   -----------
Contract owners' equity end of period ...    651,881,279     876,424,084    44,412,497    70,334,048
                                            ============   =============   ===========   ===========

CHANGES IN UNITS:

   Beginning units ......................     43,074,426      52,155,447     7,361,823     9,785,417
                                            ------------   -------------   -----------   -----------
   Units purchased ......................      1,417,500       1,775,959       490,257       507,393
   Units redeemed .......................     (8,665,625)    (10,856,980)   (1,823,049)   (2,930,987)
                                            ------------   -------------   -----------   -----------
   Ending units .........................     35,826,301      43,074,426     6,029,031     7,361,823
                                            ============   =============   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   FidVIPVaIS           GVITDMidCapI            GVITEmMrkts        GVITEmMrkts3
                                               ----------------  -----------------------  ---------------------  ---------------
Investment activity:                              2002     2001     2002         2001        2002       2001       2002     2001
                                               ----------  ----  -----------  ----------  ----------  ---------  ---------  ----
   Net investment income (loss) .............  $  (12,460)   --     (713,508)   (393,973)    (55,611)   (19,507)    (7,333)   --
   Realized gain (loss) on investments ......    (371,303)   --   (4,167,969) (3,656,973)   (269,732)  (265,821)  (307,826)   --
   Change in unrealized gain (loss)
      on investments ........................     (74,815)   --  (11,551,340)    712,334    (854,304)   249,207   (174,688)   --
   Reinvested capital gains                            --    --      576,482     514,545          --         --         --    --
                                               ----------   ---  -----------  ----------  ----------  ---------  ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    (458,578)   --  (15,856,335) (2,824,067) (1,179,647)   (36,121)  (489,847)   --
                                               ----------   ---  -----------  ----------  ----------  ---------  ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............      74,713    --    4,194,931   2,958,338      84,367     58,429    234,583    --
   Transfers between funds ..................   2,037,985    --   23,570,477  34,891,005  (1,669,626) 5,599,879  2,043,462    --
   Redemptions (note 3) .....................    (129,249)   --  (15,589,145) (7,234,125)   (781,074)  (339,523)  (261,850)   --
   Annuity benefits .........................          --    --           --          --          --         --         --    --
   Annual contract maintenance charges
      (note 2) ..............................        (361)   --      (27,782)    (15,303)     (2,122)      (847)      (598)   --
   Contingent deferred sales charges
      (note 2) ..............................        (115)   --     (100,285)    (57,965)     (7,194)    (3,667)    (1,794)   --
   Adjustments to maintain reserves .........         (42)   --        4,944      (1,225)        (52)       758       (295)   --
                                               ----------   ---  -----------  ----------  ----------  ---------  ---------   ---
         Net equity transactions ............   1,982,931    --   12,053,140  30,540,725  (2,375,701) 5,315,029  2,013,508    --
                                               ----------   ---  -----------  ----------  ----------  ---------  ---------   ---

Net change in contract owners' equity .......   1,524,353    --   (3,803,195) 27,716,658  (3,555,348) 5,278,908  1,523,661    --
Contract owners' equity beginning
   of period ................................          --    --   61,955,222  34,238,564   5,343,630     64,722         --    --
                                               ----------   ---  -----------  ----------  ----------  ---------  ---------   ---
Contract owners' equity end of period .......  $1,524,353    --   58,152,027  61,955,222   1,788,282  5,343,630  1,523,661    --
                                               ==========   ===  ===========  ==========  ==========  =========  =========   ===

CHANGES IN UNITS:
   Beginning units ..........................          --    --    6,105,234   3,284,843     657,996      7,451         --    --
                                               ----------   ---  -----------  ----------  ----------  ---------  ---------   ---
   Units purchased ..........................     216,652    --    1,021,505   3,272,953      14,075    687,371    223,979    --
   Units redeemed ...........................     (11,809)   --     (270,163)   (452,562)   (408,862)   (36,826)   (20,933)   --
                                               ----------   ---  -----------  ----------  ----------  ---------  ---------   ---
   Ending units .............................     204,843    --    6,856,576   6,105,234     263,209    657,996    203,046    --
                                               ==========   ===  ===========  ==========  ==========  =========  =========   ===

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  GVITGlFin3         GVITGlHlth3           GVITGlTech            GVITGlTech3
                                               ----------------   ----------------   -----------------------   ----------------
Investment activity:                             2002      2001      2002     2001      2002         2001        2002      2001
                                               ---------   ----   ---------   ----   ----------   ----------   ---------   ----
   Net investment income (loss) ............   $  (4,455)   --       (6,352)   --       (15,491)     (40,127)     (5,569)   --
   Realized gain (loss) on investments .....      82,078    --        3,190    --      (967,491)  (1,490,589)    (64,116)   --
   Change in unrealized gain (loss)
      on investments .......................      (2,659)   --      (70,342)   --      (766,257)     173,244    (249,074)   --
   Reinvested capital gains ................          --    --           --    --            --           --          --    --
                                               ---------   ----   ---------   ----   ----------   ----------   ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      74,964    --      (73,504)   --    (1,749,239)  (1,357,472)   (318,759)   --
                                               ---------   ----   ---------   ----   ----------   ----------   ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      25,726    --      340,250    --        82,080      228,966     101,972    --
   Transfers between funds .................     985,755    --    1,234,262    --       991,061    2,564,472   2,439,133    --
   Redemptions (note 3) ....................    (166,435)   --      (82,382)   --      (325,346)    (474,074)    (95,683)   --
   Annuity benefits ........................          --    --           --    --            --           --          --    --
   Annual contract maintenance charges
      (note 2) .............................         (80)   --         (239)   --        (1,649)      (1,172)       (239)   --
   Contingent deferred sales charges
      (note 2) .............................         (24)   --         (455)   --        (3,564)      (2,557)       (388)   --
   Adjustments to maintain reserves ........          85    --          278    --         7,215       (1,251)        (96)   --
                                               ---------   ----   ---------   ----   ----------   ----------   ---------   ---
         Net equity transactions ...........     845,027    --    1,491,714    --       749,797    2,314,384   2,444,699    --
                                               ---------   ----   ---------   ----   ----------   ----------   ---------   ---

Net change in contract owners' equity ......     919,991    --    1,418,210    --      (999,442)     956,912   2,125,940    --
Contract owners' equity beginning
   of period ...............................          --    --           --    --     2,707,605    1,750,693          --    --
                                               ---------   ----   ---------   ----   ----------   ----------   ---------   ---
Contract owners' equity end of period ......   $ 919,991    --    1,418,210    --     1,708,163    2,707,605   2,125,940    --
                                               =========   ====   =========   ====   ==========   ==========   =========   ===

CHANGES IN UNITS:
   Beginning units .........................          --    --           --    --       798,837      291,857          --    --
                                               ---------   ----   ---------   ----   ----------   ----------   ---------   ---
   Units purchased .........................     122,296    --      179,904    --       115,192      580,536     309,200    --
   Units redeemed ..........................     (15,141)   --       (8,521)   --       (21,741)     (73,556)    (10,827)   --
                                               ---------   ----   ---------   ----   ----------   ----------   ---------   ---
   Ending units ............................     107,155    --      171,383    --       892,288      798,837     298,373    --
                                               =========   ====   =========   ====   ==========   ==========   =========   ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                              GVITGlUtl3           GVITGvtBd                 GVITGrowth              GVITIDAgg
                                           ---------------  -------------------------  -------------------------  ---------------
Investment activity:                         2002     2001      2002          2001        2002          2001       2002      2001
                                           ---------  ----  ------------  -----------  -----------  ------------  ---------  ----
   Net investment income (loss) .........  $      10    --    13,662,678   13,735,016   (1,497,278)   (2,455,524)      (472)   --
   Realized gain (loss) on investments ..    (16,815)   --    12,560,451    1,319,490  (72,854,922) (134,121,109)   (52,727)   --
   Change in unrealized gain (loss)
      on investments ....................      1,981    --     8,524,601    3,831,072   34,174,405    61,808,298    (56,633)   --
   Reinvested capital gains .............         --    --     3,994,953      514,449           --            --         94    --
                                           ---------   ---  ------------  -----------  -----------  ------------  ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (14,824)   --    38,742,683   19,400,027  (40,177,795)  (74,768,335)  (109,738)   --
                                           ---------   ---  ------------  -----------  -----------  ------------  ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      6,882    --    17,106,815   13,910,001    6,861,942    10,646,866    216,291    --
   Transfers between funds ..............    565,563    --   185,709,438   80,627,100  (14,840,542)  (22,422,753) 1,789,709    --
   Redemptions (note 3) .................    (19,189)   --  (104,167,989) (78,102,232) (18,916,695)  (26,155,882)   (66,585)   --
   Annuity benefits .....................         --    --       (69,058)     (59,190)     (55,088)      (74,990)        --    --
   Annual contract maintenance charges
      (note 2) ..........................        (29)   --      (181,490)    (141,827)    (116,333)     (140,732)      (598)   --
   Contingent deferred sales charges
      (note 2) ..........................         (5)   --      (579,309)    (536,096)    (195,785)     (314,320)      (784)   --
   Adjustments to maintain reserves .....        332    --        81,665       23,452      (16,967)      (10,408)       (27)   --
                                           ---------   ---  ------------  -----------  -----------  ------------  ---------   ---
         Net equity transactions ........    553,554    --    97,900,072   15,721,208  (27,279,468)  (38,472,219) 1,938,006    --
                                           ---------   ---  ------------  -----------  -----------  ------------  ---------   ---

Net change in contract owners' equity....     538,730    --   136,642,755   35,121,235  (67,457,263) (113,240,554) 1,828,268    --
Contract owners' equity beginning
   of period ............................         --    --   381,002,282  345,881,047  149,052,023   262,292,577         --    --
                                           ---------   ---  ------------  -----------  -----------  ------------  ---------   ---
Contract owners' equity end of period ...  $ 538,730    --   517,645,037  381,002,282   81,594,760   149,052,023  1,828,268    --
                                           =========   ===  ============  ===========  ===========  ============  =========   ===

CHANGES IN UNITS:
   Beginning units ..................             --    --    17,001,418   15,898,580    9,697,122    12,153,485         --    --
                                           ---------   ---  ------------  -----------  -----------  ------------  ---------   ---
   Units purchased ..................         64,592    --     5,953,885    1,601,762      553,569       689,463    229,327    --
   Units redeemed ...................         (2,029)   --    (1,508,454)    (498,924)  (2,723,271)   (3,145,826)    (7,138)   --
                                           ---------   ---  ------------  -----------  -----------  ------------  ---------   ---
   Ending units .....................         62,563    --    21,446,849   17,001,418    7,527,420     9,697,122    222,189    --
                                           =========   ===  ============  ===========  ===========  ============  =========   ===

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  GVITIDCon           GVITIDMod         GVITIDModAgg       GVITIDModCon
                                             ------------------   -----------------   ----------------   -----------------
Investment activity:                            2002       2001      2002      2001     2002      2001     2002       2001
                                             -----------   ----   ----------   ----   ---------   ----   ----------   ----
   Net investment income (loss) ..........   $   107,162     --       67,170     --      16,834     --       46,934     --
   Realized gain (loss) on investments ...       (30,348)    --     (271,576)    --    (601,792)    --     (132,306)    --
   Change in unrealized gain (loss)
      on investments .....................        79,319     --     (282,745)    --    (371,242)    --       17,343     --
   Reinvested capital gains ..............         7,032     --       15,386     --      13,278     --        8,861     --
                                             -----------    ---   ----------    ---   ---------    ---   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       163,165     --     (471,765)    --    (942,922)    --      (59,168)    --
                                             -----------    ---   ----------    ---   ---------    ---   ----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       222,994     --      946,676     --     590,440     --      211,987     --
   Transfers between funds ...............    15,358,985     --   21,045,326     --   9,970,261     --    9,035,918     --
   Redemptions (note 3) ..................    (1,290,787)    --   (2,391,481)    --    (876,754)    --   (1,270,935)    --
   Annuity benefits ......................            --     --           --     --          --     --         (242)    --
   Annual contract maintenance charges
      (note 2) ...........................        (1,346)    --       (2,014)    --      (1,346)    --       (1,014)    --
   Contingent deferred sales charges
      (note 2) ...........................        (9,262)    --      (11,329)    --      (4,110)    --       (2,268)    --
   Adjustments to maintain reserves ......           (98)    --         (105)    --        (128)    --       (7,449)    --
                                             -----------    ---   ----------    ---   ---------    ---   ----------    ---
         Net equity transactions .........    14,280,486     --   19,587,073     --   9,678,363     --    7,965,997     --
                                             -----------    ---   ----------    ---   ---------    ---   ----------    ---

Net change in contract owners' equity ....    14,443,651     --   19,115,308     --   8,735,441     --    7,906,829     --
Contract owners' equity beginning
   of period .............................            --     --           --     --          --     --           --     --
                                             -----------    ---   ----------    ---   ---------    ---   ----------    ---
Contract owners' equity end of period ....   $14,443,651     --   19,115,308     --   8,735,441     --    7,906,829     --
                                             ===========    ===   ==========    ===   =========    ===   ==========    ===

CHANGES IN UNITS:
   Beginning units .......................            --     --           --     --          --     --           --     --
                                             -----------    ---   ----------    ---   ---------    ---   ----------    ---
   Units purchased .......................     1,567,109     --    2,325,773     --   1,096,227     --      930,660     --
   Units redeemed ........................      (111,366)    --     (207,733)    --     (78,050)    --     (100,325)    --
                                             -----------    ---   ----------    ---   ---------    ---   ----------    ---
   Ending units ..........................     1,455,743     --    2,118,040     --   1,018,177     --      830,335     --
                                             ===========    ===   ==========    ===   =========    ===   ==========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   GVITIntGro      GVITIntGro3        GVITMMultiSec               GVITMyMkt
                                               -----------------  -------------  ----------------------  --------------------------
                                                 2002      2001    2002    2001     2002        2001         2002          2001
                                               --------  -------  -------  ----  ----------  ----------  ------------  ------------
Investment activity:
   Net investment income (loss) ............   $ (3,095)  (3,005)  (3,324)   --     767,325     541,307    (1,277,011)   20,985,949
   Realized gain (loss) on investments .....     (9,540)  (5,889) (20,594)   --    (231,922)    (52,429)     (271,299)     (328,766)
   Change in unrealized gain (loss)
      on investments .......................    (41,737)   1,378  (37,448)   --     434,781    (245,446)      (32,086)      (10,038)
   Reinvested capital gains ................         --       --       --    --          --          --            --            --
                                               --------  -------  -------   ---  ----------  ----------  ------------  ------------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ........................    (54,372)  (7,516) (61,366)   --     970,184     243,432    (1,580,396)   20,647,145
                                               --------  -------  -------   ---  ----------  ----------  ------------  ------------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............     23,111   20,268   45,883    --     918,736     524,757    48,387,997    53,323,586
   Transfers between funds .................    (47,008) 210,787  740,457    --   8,197,373   6,878,958   264,560,305   318,753,229
   Redemptions (note 3) ....................     (5,403) (33,125) (29,211)   --  (3,713,311) (2,344,252) (495,152,972) (362,275,152)
   Annuity benefits ........................         --       --       --    --        (868)         --       (55,294)      (56,250)
   Annual contract maintenance charges
      (note 2) .............................       (202)    (114)     (75)   --      (5,368)     (3,092)     (355,266)     (334,487)
   Contingent deferred sales charges
      (note 2) .............................        (49)    (943)     (59)   --     (17,855)    (18,476)   (2,792,055)   (3,059,396)
   Adjustments to maintain reserves ........         80      112       --    --      (1,600)        (36)       95,589        63,812
                                               --------  -------  -------   ---  ----------  ----------  ------------  ------------
         Net equity transactions ...........    (29,471) 196,985  756,995    --   5,377,107   5,037,859  (185,311,696)    6,415,342
                                               --------  -------  -------   ---  ----------  ----------  ------------  ------------

Net change in contract owners'equity .......    (83,843) 189,469  695,629    --   6,347,291   5,281,291  (186,892,092)   27,062,487
Contract owners'equity beginning
   of period ...............................    227,067   37,598       --    --  13,121,043   7,839,752   942,950,863   915,888,376
                                               --------  -------  -------   ---  ----------  ----------  ------------  ------------
Contract owners'equity end of period .......   $143,224  227,067  695,629    --  19,468,334  13,121,043   756,058,771   942,950,863
                                               ========  =======  =======   ===  ==========  ==========  ============  ============

CHANGES IN UNITS:
   Beginning units .........................     34,979    4,076       --    --   1,227,820     753,923    52,653,826    50,932,436
                                               --------  -------  -------   ---  ----------  ----------  ------------  ------------
   Units purchased .........................      4,367   34,779   92,816    --     635,673     587,863    19,137,980     2,557,912
   Units redeemed ..........................     (9,901)  (3,876)  (3,209)   --    (142,688)   (113,966)  (30,280,489)     (836,522)
                                               --------  -------  -------   ---  ----------  ----------  ------------  ------------
   Ending units ............................     29,445   34,979   89,607    --   1,720,805   1,227,820    41,511,317    52,653,826
                                               ========  =======  =======   ===  ==========  ==========  ============  ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  GVITLead3             GVITSmCapGr
                                              -----------------   -----------------------
Investment activity:                             2002      2001      2002         2001
                                              ----------   ----   ----------   ----------
   Net investment income (loss) ...........   $    2,347)   --      (189,575)    (171,125)
   Realized gain (loss) on investments ....     (122,392)   --    (3,665,172)  (2,568,740)
   Change in unrealized gain (loss)
      on investments ......................      (40,907)   --    (2,508,514)   1,206,945
   Reinvested capital gains ...............           --    --            --           --
                                              ----------   ---    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................     (165,646)   --    (6,363,261)  (1,532,920)
                                              ----------   ---    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............       97,032    --     1,101,873      815,658
   Transfers between funds ................    1,434,724    --      (263,029)  13,210,508
   Redemptions (note 3) ...................     (186,605)   --    (2,913,952)  (1,812,847)
   Annuity benefits .......................           --    --            --           --
   Annual contract maintenance charges
      (note 2) ............................         (394)   --        (6,947)      (5,031)
   Contingent deferred sales charges
      (note 2) ............................         (557)   --       (22,762)     (14,892)
   Adjustments to maintain reserves .......          895    --         2,638        3,382
                                              ----------   ---    ----------   ----------
         Net equity transactions ..........    1,345,095    --    (2,102,179)  12,196,778
                                              ----------   ---    ----------   ----------

   Net change in contract owners' equity ..    1,179,449    --    (8,465,440)  10,663,858
   Contract owners' equity beginning
      of period ...........................           --    --    19,637,745    8,973,887
                                              ----------   ---    ----------   ----------
   Contract owners' equity end of period ..   $1,179,449    --    11,172,305   19,637,745
                                              ==========   ===    ==========   ==========

CHANGES IN UNITS:
   Beginning units ........................           --    --     2,774,965    1,115,196
                                              ----------   ---    ----------   ----------
   Units purchased ........................      156,193    --       200,014    1,849,737
   Units redeemed .........................      (15,300)   --      (576,692)    (189,968)
                                              ----------   ---    ----------   ----------
   Ending units ...........................      140,893    --     2,398,287    2,774,965
                                              ==========   ===    ==========   ==========

                                                     GVITSmCapVal                 GVITSmComp
                                              --------------------------   -------------------------
Investment activity:                             2002           2001          2002           2001
                                              ------------   -----------   -----------   -----------
   Net investment income (loss) ...........     (2,359,664)   (2,312,766)   (3,198,218)   (3,720,884)
   Realized gain (loss) on investments ....    (38,815,488)      435,615   (34,039,183)  (33,921,214)
   Change in unrealized gain (loss)
      on investments ......................    (28,951,440)    9,856,905   (11,178,041)    8,532,676
   Reinvested capital gains ...............      4,631,104    15,891,349            --            --
                                              ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations .......................    (65,495,488)   23,871,103   (48,415,442)  (29,109,422)
                                              ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............      8,463,979     6,872,616     8,505,005    10,694,880
   Transfers between funds ................    (18,400,885)  128,798,355   (12,859,322)   (6,377,842)
   Redemptions (note 3) ...................    (39,067,543)  (29,142,463)  (39,499,767)  (42,248,717)
   Annuity benefits .......................        (12,299)       (9,655)      (72,796)      (84,985)
   Annual contract maintenance charges
      (note 2) ............................        (86,343)      (63,165)     (122,028)     (127,945)
   Contingent deferred sales charges
      (note 2) ............................       (269,060)     (240,692)     (341,397)     (439,503)
   Adjustments to maintain reserves .......        (47,239)       (2,616)     (141,664)      (69,487)
                                              ------------   -----------   -----------   -----------
         Net equity transactions ..........    (49,419,390)  106,212,380   (44,531,969)  (38,653,599)
                                              ------------   -----------   -----------   -----------

   Net change in contract owners' equity ..   (114,914,878)  130,083,483   (92,947,411)  (67,763,021)
   Contract owners' equity beginning
      of period ...........................    226,831,552    96,748,069   280,681,329   348,444,350
                                              ------------   -----------   -----------   -----------
   Contract owners' equity end of period ..    111,916,674   226,831,552   187,733,918   280,681,329
                                              ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ........................     15,189,321     8,200,472    12,511,847    14,297,584
                                              ------------   -----------   -----------   -----------
   Units purchased ........................        822,689     8,224,624       436,768       503,491
   Units redeemed .........................     (5,585,866)   (1,235,775)   (2,688,862)   (2,289,228)
                                              ------------   -----------   -----------   -----------
   Ending units ...........................     10,426,144    15,189,321    10,259,753    12,511,847
                                              ============   ===========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    GVITSMdCpGr                   GVITTotRt
                                             -------------------------   ---------------------------
Investment activity:                            2002          2001           2002           2001
                                             -----------   -----------   ------------   ------------
   Net investment income (loss)...........   $  (192,995)     (272,948)    (2,805,507)    (4,282,540)
   Realized gain (loss) on investments....    (8,309,659)  (17,897,820)  (106,751,648)   (45,905,020)
   Change in unrealized gain (loss)
      on investments......................       300,956     9,390,826      1,305,594    (80,049,573)
   Reinvested capital gains...............            --            --             --     18,995,468
                                             -----------   -----------   ------------   ------------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations........    (8,201,698)   (8,779,942)  (108,251,561)  (111,241,665)
                                             -----------   -----------   ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............       890,430     1,114,179     16,206,775     24,607,440
   Transfers between funds................     2,517,771   (15,327,508)   (29,731,820)   (38,498,349)
   Redemptions (note 3)...................    (2,959,531)   (3,426,847)   (88,851,397)  (110,217,090)
   Annuity benefits.......................            --            --       (182,360)      (209,486)
   Annual contract maintenance charges
      (note 2)............................        (7,123)       (6,195)      (392,578)      (433,694)
   Contingent deferred sales charges
      (note 2)............................       (23,332)      (26,214)      (694,896)    (1,085,377)
   Adjustments to maintain reserves.......        (2,449)         (972)       (22,581)       (75,364)
                                             -----------   -----------   ------------   ------------
         Net equity transactions..........       415,766   (17,673,557)  (103,668,857)  (125,911,920)
                                             -----------   -----------   ------------   ------------

Net change in contract owners' equity.....    (7,785,932)  (26,453,499)  (211,920,418)  (237,153,585)
Contract owners' equity beginning
   of period..............................    16,970,225    43,423,724    634,164,345    871,317,930
                                             -----------   -----------   ------------   ------------
Contract owners' equity end of period.....   $ 9,184,293    16,970,225    422,243,927    634,164,345
                                             ===========   ===========   ============   ============

CHANGES IN UNITS:
   Beginning units........................     3,055,759     5,375,674     17,661,402     21,330,800
                                             -----------   -----------   ------------   ------------
   Units purchased........................     2,209,740       146,529        587,200        727,548
   Units redeemed.........................    (2,604,601)   (2,466,444)    (4,296,476)    (4,396,946)
                                             -----------   -----------   ------------   ------------
   Ending units...........................     2,660,898     3,055,759     13,952,126     17,661,402
                                             ===========   ===========   ============   ============

                                                   GVITTGroFoc           GVITTGroFoc3
                                             -----------------------   ----------------
Investment activity:                            2002         2001         2002     2001
                                             ----------   ----------   ---------   ----
   Net investment income (loss)...........      (30,212)     (63,042)     (4,589)   --
   Realized gain (loss) on investments....   (1,050,131)  (2,791,433)    (33,006)   --
   Change in unrealized gain (loss)
      on investments......................     (430,853)     155,614    (124,283)   --
   Reinvested capital gains...............           --           --          --    --
                                             ----------   ----------   ---------   ----
      Net increase (decrease) in
         contract owners' equity
         resulting from operations........   (1,511,196)  (2,698,861)   (161,878)   --
                                             ----------   ----------   ---------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3)............       52,989      117,774      55,400    --
   Transfers between funds................   (1,339,964)   5,526,691   1,232,198    --
   Redemptions (note 3)...................     (503,572)    (677,754)   (141,665)   --
   Annuity benefits.......................           --           --          --    --
   Annual contract maintenance charges
      (note 2)............................       (1,170)      (1,409)       (144)   --
   Contingent deferred sales charges
      (note 2)............................       (3,602)      (2,960)       (118)   --
   Adjustments to maintain reserves.......       (1,945)      (1,127)         44    --
                                             ----------   ----------   ---------   ----
         Net equity transactions..........   (1,797,264)   4,961,215   1,145,715    --
                                             ----------   ----------   ---------   ----

Net change in contract owners' equity.....   (3,308,460)   2,262,354     983,837    --
Contract owners' equity beginning
   of period..............................    4,320,795    2,058,441          --    --
                                             ----------   ----------   ---------   ----
Contract owners' equity end of period.....    1,012,335    4,320,795     983,837    --
                                             ==========   ==========   =========   ====

CHANGES IN UNITS:
   Beginning units........................    1,136,075      325,514          --    --
                                             ----------   ----------   ---------   ----
   Units purchased........................       19,656      897,455     144,455    --
   Units redeemed.........................     (683,842)     (86,894)    (13,027)   --
                                             ----------   ----------   ---------   ----
   Ending units...........................      471,889    1,136,075     131,428    --
                                             ==========   ==========   =========   ====

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                  GVITUSGro3             JanCapAp
                                               ---------------   -------------------------
Investment activity:                             2002     2001      2002          2001
                                               --------   ----   -----------   -----------
   Net investment income (loss) ............   $ (1,164)   --       (472,951)     (317,512)
   Realized gain (loss) on investments .....      2,479    --     (9,403,059)  (21,120,984)
   Change in unrealized gain (loss)
      on investments .......................    (18,595)   --      1,217,075     2,869,732
   Reinvested capital gains ................         --    --             --            --
                                               --------   ---    -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    (17,280)   --     (8,658,935)  (18,568,764)
                                               --------   ---    -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............     35,292    --      3,348,373     5,704,500
   Transfers between funds .................    301,377    --    (10,023,630)   11,372,530
   Redemptions (note 3) ....................     (6,396)   --     (8,212,602)   (7,694,198)
   Annuity benefits ........................         --    --           (933)           --
   Annual contract maintenance charges
      (note 2) .............................        (25)   --        (28,918)      (27,438)
   Contingent deferred sales charges
      (note 2) .............................         --    --        (74,513)      (75,015)
   Adjustments to maintain reserves ........        465    --        (16,659)          526
                                               --------   ---    -----------   -----------
         Net equity transactions ...........    330,713    --    (15,008,882)    9,280,905
                                               --------   ---    -----------   -----------

Net change in contract owners' equity ......    313,433    --    (23,667,817)   (9,287,859)
Contract owners' equity beginning
   of period ...............................         --    --     57,900,987    67,188,846
                                               --------   ---    -----------   -----------
Contract owners' equity end of period ......   $313,433    --     34,233,170    57,900,987
                                               ========   ===    ===========   ===========

CHANGES IN UNITS:
   Beginning units .........................         --    --      9,548,813     8,545,715
                                               --------   ---    -----------   -----------
   Units purchased .........................     39,040    --        616,734     1,314,671
   Units redeemed ..........................       (715)   --     (3,358,910)     (311,573)
                                               --------   ---    -----------   -----------
   Ending units ............................     38,325    --      6,806,637     9,548,813
                                               ========   ===    ===========   ===========

                                                  JanGlTechS2             JanGlTech
                                               ----------------   -------------------------
                                                  2002     2001      2002          2001
                                               ---------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) ............     (14,701)   --       (217,719)     (258,390)
   Realized gain (loss) on investments .....    (112,633)   --     (2,549,892)  (39,815,262)
   Change in unrealized gain (loss)
      on investments .......................    (294,761)   --     (6,895,285)   20,298,330
   Reinvested capital gains ................          --    --             --            --
                                               ---------   ---    -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    (422,095)   --     (9,662,896)  (19,775,322)
                                               ---------   ---    -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............   1,097,638    --        783,584     3,650,706
   Transfers between funds .................   1,827,712    --    (11,308,076)    7,051,234
   Redemptions (note 3) ....................    (156,266)   --     (2,845,960)   (3,999,636)
   Annuity benefits ........................          --    --             --            --
   Annual contract maintenance charges
      (note 2) .............................        (943)   --        (12,150)      (15,303)
   Contingent deferred sales charges
      (note 2) .............................      (1,411)   --        (27,420)      (43,404)
   Adjustments to maintain reserves ........       1,092    --         14,982         2,933
                                               ---------   ---    -----------   -----------
         Net equity transactions ...........   2,767,822    --    (13,395,040)    6,646,530
                                               ---------   ---    -----------   -----------

Net change in contract owners' equity ......   2,345,727    --    (23,057,936)  (13,128,792)
Contract owners' equity beginning
   of period ...............................          --    --     31,652,697    44,781,489
                                               ---------   ---    -----------   -----------
Contract owners' equity end of period ......   2,345,727    --      8,594,761    31,652,697
                                               =========   ===    ===========   ===========

CHANGES IN UNITS:
   Beginning units .........................          --    --      7,619,692     6,665,928
                                               ---------   ---    -----------   -----------
   Units purchased .........................     347,546    --        238,504     1,213,240
   Units redeemed ..........................     (16,773)   --     (4,308,141)     (259,476)
                                               ---------   ---    -----------   -----------
   Ending units ............................     330,773    --      3,550,055     7,619,692
                                               =========   ===    ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                               JanIntGroS2              JanIntGro
                                            -----------------   -------------------------
Investment activity:                           2002      2001      2002          2001
                                            ----------   ----   -----------   -----------
   Net investment income (loss) .........   $  (20,885)   --       (185,050)     (263,753)
   Realized gain (loss) on investments ..     (112,943)   --     (1,182,350)  (15,953,793)
   Change in unrealized gain (loss)
      on investments ....................     (571,741)   --     (5,371,455)    5,043,862
   Reinvested capital gains .............           --    --             --            --
                                            ----------   ---    -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (705,569)   --     (6,738,855)  (11,173,684)
                                            ----------   ---    -----------   -----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    1,379,459    --        991,653     3,765,579
   Transfers between funds ..............    4,729,527    --     (8,829,733)    2,105,291
   Redemptions (note 3) .................     (401,597)   --     (4,613,482)   (5,479,762)
   Annuity benefits .....................           --    --         (3,116)       (5,500)
   Annual contract maintenance charges
      (note 2) ..........................       (1,497)   --        (15,583)      (16,780)
   Contingent deferred sales charges
      (note 2) ..........................       (4,092)   --        (38,040)      (54,051)
   Adjustments to maintain reserves .....        7,947    --        (14,435)       27,327
                                            ----------   ---    -----------   -----------
         Net equity transactions ........    5,709,747    --    (12,522,736)      342,104
                                            ----------   ---    -----------   -----------

Net change in contract owners' equity ...    5,004,178    --    (19,261,591)  (10,831,580)
Contract owners' equity beginning
   of period ............................           --    --     33,109,312    43,940,892
                                            ----------   ---    -----------   -----------
Contract owners' equity end of period ...   $5,004,178    --     13,847,721    33,109,312
                                            ==========   ===    ===========   ===========

CHANGES IN UNITS:

   Beginning units ......................           --    --      5,559,505     5,575,706
                                            ----------   ---    -----------   -----------
   Units purchased ......................      686,572    --        189,995       210,789
   Units redeemed .......................      (39,890)   --     (2,575,640)     (226,990)
                                            ----------   ---    -----------   -----------
   Ending units .........................      646,682    --      3,173,860     5,559,505
                                            ==========   ===    ===========   ===========

                                                      NBAMTGro                  NBAMTGuard
                                            ---------------------------   ------------------------
Investment activity:                            2002           2001          2002          2001
                                            ------------   ------------   -----------   ----------
   Net investment income (loss) .........     (2,842,611)    (4,988,905)     (202,796)    (439,975)
   Realized gain (loss) on investments ..   (121,071,509)  (363,798,481)   (7,200,419)  (3,074,706)
   Change in unrealized gain (loss)
      on investments ....................     36,480,230      8,220,672    (4,349,844)  (2,463,476)
   Reinvested capital gains .............             --    198,293,271            --    3,537,781
                                            ------------   ------------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (87,433,890)  (162,273,443)  (11,753,059)  (2,440,376)
                                            ------------   ------------   -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      9,160,040     14,026,066     1,736,490    1,966,251
   Transfers between funds ..............    (36,470,803)   (48,378,512)   (3,599,939)  17,409,891
   Redemptions (note 3) .................    (37,225,958)   (57,149,283)   (8,548,445)  (8,522,657)
   Annuity benefits .....................        (64,637)       (97,392)       (2,707)          --
   Annual contract maintenance charges
      (note 2) ..........................       (161,539)      (207,185)      (18,032)     (19,961)
   Contingent deferred sales charges
      (note 2) ..........................       (241,513)      (421,197)      (68,356)     (72,621)
   Adjustments to maintain reserves .....         60,077     (2,801,335)         (792)      18,839
                                            ------------   ------------   -----------   ----------
         Net equity transactions ........    (64,944,333)   (95,028,838)  (10,501,781)  10,779,742
                                            ------------   ------------   -----------   ----------

Net change in contract owners' equity ...   (152,378,223)  (257,302,281)  (22,254,840)   8,339,366
Contract owners' equity beginning
   of period ............................    306,397,504    563,699,785    45,734,504   37,395,138
                                            ------------   ------------   -----------   ----------
Contract owners' equity end of period ...    154,019,281    306,397,504    23,479,664   45,734,504
                                            ============   ============   ===========   ==========

CHANGES IN UNITS:

   Beginning units ......................     10,799,050     13,936,460     4,484,103    3,562,208
                                            ------------   ------------   -----------   ----------
   Units purchased ......................        440,138        480,926       218,837    1,203,519
   Units redeemed .......................     (3,541,124)    (3,618,336)   (1,530,981)    (281,624)
                                            ------------   ------------   -----------   ----------
   Ending units .........................      7,698,064     10,799,050     3,171,959    4,484,103
                                            ============   ============   ===========   ==========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     NBAMTLMat                    NBAMTPart
                                            --------------------------   --------------------------
                                                2002          2001          2002           2001
                                            ------------   -----------   ------------   -----------
Investment activity:
   Net investment income (loss) .........   $  4,469,410     5,464,292     (1,975,456)   (3,209,042)
   Realized gain (loss) on investments ..      1,924,856    (2,396,985)   (39,088,788)  (31,519,114)
   Change in unrealized gain (loss)
      on investments ....................     (1,025,342)    5,456,547    (31,634,937)    4,790,368
   Reinvested capital gains .............             --            --             --    13,023,030
                                            ------------   -----------   ------------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      5,368,924     8,523,854    (72,699,181)  (16,914,758)
                                            ------------   -----------   ------------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      4,861,979     3,851,164      7,877,419    11,492,775
   Transfers between funds ..............     32,117,289    27,239,745    (16,365,182)  (14,026,961)
   Redemptions (note 3) .................    (31,863,268)  (26,051,983)   (38,963,465)  (49,081,721)
   Annuity benefits .....................        (42,770)      (40,735)       (74,655)      (84,435)
   Annual contract maintenance charges
      (note 2) ..........................        (50,573)      (43,951)      (126,464)     (140,819)
   Contingent deferred sales charges
      (note 2) ..........................       (159,605)     (154,426)      (355,975)     (608,149)
   Adjustments to maintain reserves .....            502       105,183        (15,958)       (3,260)
                                            ------------   -----------   ------------   -----------
         Net equity transactions ........      4,863,554     4,904,997    (48,024,280)  (52,452,570)
                                            ------------   -----------   ------------   -----------

Net change in contract owners' equity ...     10,232,478    13,428,851   (120,723,461   (69,367,328)
Contract owners' equity beginning
   of period ............................    132,544,921   119,116,070    307,141,720   376,509,048
                                            ------------   -----------   ------------   -----------
Contract owners' equity end of period ...   $142,777,399   132,544,921    186,418,259   307,141,720
                                            ============   ===========   ============   ===========

CHANGES IN UNITS:
   Beginning units ......................      8,080,794     7,529,063     13,271,405    15,596,919
                                            ------------   -----------   ------------   -----------
   Units purchased ......................        259,848       803,270        416,331       517,798
   Units redeemed .......................        (82,216)     (251,539)    (2,924,194)   (2,843,312)
                                            ------------   -----------   ------------   -----------
   Ending units .........................      8,258,426     8,080,794     10,763,542    13,271,405
                                            ============   ===========   ============   ===========

                                                    OppAggGro                    OppBdFd
                                            -------------------------   -------------------------
                                               2002          2001            2002        2001
                                            -----------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) .........      (151,162)     (141,674)   15,316,476    15,440,562
   Realized gain (loss) on investments ..    (9,095,906)  (61,945,589)  (10,953,722)   (6,389,828)
   Change in unrealized gain (loss)
      on investments ....................       174,629    30,319,868    13,114,967     6,030,326
   Reinvested capital gains .............            --     8,477,879            --            --
                                            -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (9,072,439)  (23,289,516)   17,477,721    15,081,060
                                            -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     2,924,488     4,942,600     7,696,362     8,500,638
   Transfers between funds ..............    (7,327,562)  (27,533,758)   15,604,224    40,776,617
   Redemptions (note 3) .................    (4,471,576)   (8,087,383)  (56,522,427)  (46,300,141)
   Annuity benefits .....................        (1,104)           --       (51,016)      (75,824)
   Annual contract maintenance charges
      (note 2) ..........................       (22,385)      (26,399)      (95,340)      (85,306)
   Contingent deferred sales charges
      (note 2) ..........................       (41,781)      (69,342)     (398,734)     (429,035)
   Adjustments to maintain reserves .....        (5,027)       66,516       151,768         4,927
                                            -----------   -----------   -----------   -----------
         Net equity transactions ........    (8,944,947)  (30,707,766)  (33,615,163)    2,391,876
                                            -----------   -----------   -----------   -----------

Net change in contract owners' equity ...   (18,017,386)  (53,997,282)  (16,137,442)   17,472,936
Contract owners' equity beginning
   of period ............................    36,678,338    90,675,620   263,454,995   245,982,059
                                            -----------   -----------   -----------   -----------
Contract owners' equity end of period ...    18,660,952    36,678,338   247,317,553   263,454,995
                                            ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     6,975,880    11,693,759    15,690,317    15,613,184
                                            -----------   -----------   -----------   -----------
   Units purchased ......................       657,447       760,094     1,461,651       114,498
   Units redeemed .......................    (2,652,535)   (5,477,973)   (3,545,665)      (37,365)
                                            -----------   -----------   -----------   -----------
   Ending units .........................     4,980,792     6,975,880    13,606,303    15,690,317
                                            ===========   ===========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      OppCapAp                      OppGlSec
                                             --------------------------   ---------------------------
Investment activity:                             2002           2001           2002           2001
                                             ------------   -----------   ------------   ------------
   Net investment income (loss) .........   $  (1,313,513)   (1,928,314)    (3,643,582)    (3,811,124)
   Realized gain (loss) on investments ..     (87,173,894)  (20,522,762)   (166,882,796)   23,327,591
   Change in unrealized gain (loss)
      on investments ....................      22,283,716   (51,979,681)    49,178,238   (213,722,128)
   Reinvested capital gains .............              --    28,211,592             --     90,344,262
                                            -------------   -----------   ------------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (66,203,691)  (46,219,165)  (121,348,140)  (103,861,399)
                                            -------------   -----------   ------------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........      10,751,517    15,138,058     16,262,566     21,329,171
   Transfers between funds ..............     (18,561,251)  (12,795,521)   (17,123,557)   (29,143,488)
   Redemptions (note 3) .................     (35,203,964)  (37,568,517)   (87,687,082)  (104,586,710)
   Annuity benefits .....................         (34,935)      (34,952)      (138,490)      (168,231)
   Annual contract maintenance charges
      (note 2) ..........................        (117,603)     (131,843)      (217,899)      (239,147)
   Contingent deferred sales charges
      (note 2) ..........................        (330,530)     (386,490)      (620,813)      (899,446)
   Adjustments to maintain reserves .....         (44,794)      173,325        (75,111)        18,047
                                            -------------   -----------   ------------   ------------
         Net equity transactions ........     (43,541,560)  (35,605,940)   (89,600,386)  (113,689,804)
                                            -------------   ------------  ------------   ------------

Net change in contract owners' equity ...    (109,745,251)  (81,825,105)  (210,948,526)  (217,551,203)
Contract owners' equity beginning
   of period ............................     247,392,834   329,217,939    571,936,327    789,487,530
                                            -------------   -----------   ------------   ------------
Contract owners' equity end of period ...   $ 137,647,583   247,392,834    360,987,801    571,936,327
                                            =============   ===========   ============   ============

CHANGES IN UNITS:
   Beginning units ......................      16,326,806    18,754,596     23,483,483     28,160,751
                                            -------------   -----------   ------------   ------------
   Units purchased ......................         935,711     1,043,322        779,424        887,557
   Units redeemed .......................      (4,679,221)   (3,471,112)    (5,023,315)    (5,564,825)
                                            -------------   -----------   ------------   ------------
   Ending units .........................      12,583,296    16,326,806     19,239,592     23,483,483
                                            =============   ===========   ============   ============

                                                    OppMSGrInc                 OppMultStr
                                            ------------------------   -------------------------
Investment activity:                             2002        2001          2002          2001
                                            -----------   ----------   -----------   -----------
   Net investment income (loss) .........      (149,523)    (178,541)    4,952,657     6,500,458
   Realized gain (loss) on investments ..    (3,459,815)  (1,233,256)   (8,357,297)    2,674,898
   Change in unrealized gain (loss)
      on investments ....................    (1,958,754)    (666,772)  (26,760,024)  (21,319,560)
   Reinvested capital gains .............            --           --     3,191,289    13,422,366
                                            -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (5,568,092)  (2,078,569)  (26,973,375)    1,278,162
                                            -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........     2,637,856    2,922,255     6,063,291     7,815,482
   Transfers between funds ..............     6,648,309   12,877,924   (16,424,831)   12,451,190
   Redemptions (note 3) .................    (4,837,876)  (3,390,699)  (37,557,178)  (44,014,061)
   Annuity benefits .....................          (401)          --       (68,112)      (74,741)
   Annual contract maintenance charges
      (note 2) ..........................       (13,470)      (7,189)     (103,252)     (109,928)
   Contingent deferred sales charges
      (note 2) ..........................       (35,971)     (35,902)     (242,043)     (367,577)
   Adjustments to maintain reserves .....        (2,910)       1,442       (36,432)       (1,827)
                                            -----------   ----------   -----------   -----------
         Net equity transactions ........     4,395,537   12,367,831   (48,368,557)  (24,301,462)
                                            -----------   ----------   -----------   -----------

Net change in contract owners' equity ...    (1,172,555)  10,289,262   (75,341,932)  (23,023,300)
Contract owners' equity beginning
   of period ............................    23,454,073   13,164,811   245,423,190   268,446,490
                                            -----------   ----------   -----------   -----------
Contract owners' equity end of period ...    22,281,518   23,454,073   170,081,258   245,423,190
                                            ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ......................     2,949,192    1,467,079    11,167,226    12,317,917
                                            -----------   ----------   -----------   -----------
   Units purchased ......................       735,359    1,743,977       315,860       982,031
   Units redeemed .......................      (187,617)    (261,864)   (2,812,132)   (2,132,722)
                                            -----------   ----------   -----------   -----------
   Ending units .........................     3,496,934    2,949,192     8,670,954    11,167,226
                                            ===========   ==========   ===========   ===========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                           StOpp2                       StDisc2
                                               -----------------------------   --------------------------
Investment activity:                                2002            2001           2002           2001
                                               --------------   ------------   ------------   -----------
   Net investment income (loss).............   $   (5,443,878)    (5,854,796)    (1,202,655)     (722,287)
   Realized gain (loss) on investments .....      (57,765,249)    25,760,670       (484,692)   (6,058,275)
   Change in unrealized gain (loss)
      on investments........................     (130,843,865)  (171,004,754)   (11,359,777)  (12,015,504)
   Reinvested capital gains.................        9,132,152    109,245,448             --    20,374,721
                                               --------------   ------------   ------------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.........................     (184,920,840)   (41,853,432)   (13,047,124)    1,578,655
                                               --------------   ------------   ------------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)..............       18,648,537     22,864,601      2,342,913     2,975,412
   Transfers between funds..................      (44,862,323)    10,010,347     (5,818,095)    1,453,029
   Redemptions (note 3).....................      (98,273,753)  (127,338,091)   (15,658,694)  (17,907,309)
   Annuity benefits.........................          (87,177)      (105,003)       (18,817)      (21,747)
   Annual contract maintenance charges
      (note 2)..............................         (297,062)      (331,383)       (56,517)      (58,622)
   Contingent deferred sales charges
      (note 2)..............................         (597,866)      (891,603)       (96,973)     (135,803)
   Adjustments to maintain reserves                  (405,159)        12,746        406,844        (2,209)
                                               --------------   ------------   ------------   -----------
         Net equity transactions............     (125,874,803)   (95,778,386)   (18,899,339)  (13,697,249)
                                               --------------   ------------   ------------   -----------

Net change in contract owners' equity ......     (310,795,643)  (137,631,818)   (31,946,463)  (12,118,594)
Contract owners' equity beginning
   of period ...............................      714,759,020    852,390,838    105,768,448   117,887,042
                                               --------------   ------------   ------------   -----------
Contract owners' equity end of period.......   $  403,963,377    714,759,020     73,821,985   105,768,448
                                               ==============   ============   ============   ===========

CHANGES IN UNITS:
   Beginning units..........................       20,735,773     23,556,579      5,530,289     6,350,092
                                               --------------   ------------   ------------   -----------
   Units purchased..........................          692,910        981,693        136,854       269,344
   Units redeemed...........................       (5,318,399)    (3,802,499)    (1,254,496)   (1,089,147)
                                               --------------   ------------   ------------   -----------
   Ending units.............................       16,110,284     20,735,773      4,412,647     5,530,289
                                               ==============   ============   ============   ===========

                                                       StIntStk2                    VEWrldBd
                                               -------------------------   --------------------------
Investment activity:                               2002          2001          2002          2001
                                               -----------   -----------   -----------   ------------
   Net investment income (loss).............       367,224      (438,425)     (641,866)     1,529,622
   Realized gain (loss) on investments .....    (4,486,683)  (11,922,240)    3,580,388     (1,280,625)
   Change in unrealized gain (loss)
      on investments........................      (479,726)    3,163,891     5,464,887     (3,167,993)
   Reinvested capital gains.................            --     1,395,153            --             --
                                               -----------   -----------   -----------   ------------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.........................    (4,599,185)   (7,801,621)    8,403,409     (2,918,996)
                                               -----------   -----------   -----------   ------------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)..............       881,852     1,359,085     1,473,739        969,678
   Transfers between funds..................    (1,868,665)   (6,388,182)   25,779,192    (10,732,118)
   Redemptions (note 3).....................    (4,328,830)   (4,357,135)  (10,735,380)    (7,980,525)
   Annuity benefits.........................        (2,952)       (4,563)      (19,265)       (20,863)
   Annual contract maintenance charges
      (note 2)..............................       (12,150)      (15,496)      (23,865)       (20,001)
   Contingent deferred sales charges
      (note 2)..............................       (35,587)      (51,925)      (57,983)       (60,594)
   Adjustments to maintain reserves ........         1,790         6,432        (5,907)        10,131
                                               -----------   -----------   -----------   ------------
         Net equity transactions............    (5,364,542)   (9,451,784)   16,410,531    (17,834,292)
                                               -----------   -----------   -----------   ------------

Net change in contract owners' equity ......    (9,963,727)  (17,253,405)   24,813,940    (20,753,288)
Contract owners' equity beginning
   of period ...............................    24,583,426    41,836,831    37,771,911     58,525,199
                                               -----------   -----------   -----------   ------------
Contract owners' equity end of period.......    14,619,699    24,583,426    62,585,851     37,771,911
                                               ===========   ===========   ===========   ============

CHANGES IN UNITS:
   Beginning units..........................     3,252,169     4,251,346     2,997,727      4,384,244
                                               -----------   -----------   -----------   ------------
   Units purchased..........................        96,850       144,676     1,461,091         75,775
   Units redeemed...........................      (680,640)   (1,143,853)     (321,925)    (1,462,292)
                                               -----------   -----------   -----------   ------------
   Ending units.............................     2,668,379     3,252,169     4,136,893      2,997,727
                                               ===========   ===========   ===========   ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       VEWrldEMkt                VEWrldHAs
                                               -------------------------   ------------------------
Investment activity:                              2002          2001           2002        2001
                                               -----------   -----------   ----------   -----------
   Net investment income (loss) ............   $  (550,476)     (628,845)    (239,293)      (54,520)
   Realized gain (loss) on investments .....     1,532,116   (11,217,331)  (1,348,889)   (2,871,909)
   Change in unrealized gain (loss)
      on investments .......................    (3,642,668)    9,410,111   (1,009,106)   (3,111,337)
   Reinvested capital gains ................            --            --           --            --
                                               -----------   -----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    (2,661,028)   (2,436,065)  (2,597,288)   (6,037,766)
                                               -----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............     2,030,872     2,415,641    1,308,314     1,224,816
   Transfers between funds .................     2,639,719     1,049,739   10,844,973    (5,504,013)
   Redemptions (note 3) ....................    (8,935,335)   (5,947,287)  (7,216,364)   (6,605,810)
   Annuity benefits ........................       (10,545)       (9,710)      (9,422)      (10,646)
   Annual contract maintenance charges
      (note 2) .............................       (28,358)      (26,071)     (25,910)      (26,582)
   Contingent deferred sales charges
      (note 2) .............................       (75,632)      (66,788)     (45,258)      (53,329)
   Adjustments to maintain reserves ........        (5,812)      (17,910)       9,438        (7,803)
                                               -----------   -----------   ----------   -----------
         Net equity transactions ...........    (4,385,091)   (2,602,386)   4,865,771   (10,983,367)
                                               -----------   -----------   ----------   -----------

Net change in contract owners' equity ......    (7,046,119)   (5,038,451)   2,268,483   (17,021,133)
Contract owners' equity beginning
   of period ...............................    42,891,637    47,930,088   35,871,527    52,892,660
                                               -----------   -----------   ----------   -----------
Contract owners' equity end of period ......   $35,845,518    42,891,637   38,140,010    35,871,527
                                               ===========   ===========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .........................     6,836,908     7,394,989    3,093,490     4,035,756
                                               -----------   -----------   ----------   -----------
   Units purchased .........................       955,912       779,224      507,404       106,027
   Units redeemed ..........................    (1,828,761)   (1,337,305)    (137,727)   (1,048,293)
                                               -----------   -----------   ----------   -----------
   Ending units ............................     5,964,059     6,836,908    3,463,167     3,093,490
                                               ===========   ===========   ==========   ===========

                                                        VKEmMkt                 VKUSRealEst
                                               ------------------------   -------------------------
Investment activity:                              2002         2001          2002          2001
                                               ----------   -----------   -----------   -----------
   Net investment income (loss) ............      847,093       749,529     2,158,136     3,096,430
   Realized gain (loss) on investments .....     (337,075)     (566,159)    3,233,926     3,571,336
   Change in unrealized gain (loss)
      on investments .......................      142,646       550,963   (14,119,978)      896,242
   Reinvested capital gains ................           --            --     3,084,769     1,068,776
                                               ----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      652,664       734,333    (5,643,147)    8,632,784
                                               ----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      604,970       452,752     4,866,746     3,661,129
   Transfers between funds .................    7,162,695       158,808    25,129,173    13,753,415
   Redemptions (note 3) ....................   (2,837,586)   (2,146,346)  (27,295,137)  (18,073,860)
   Annuity benefits ........................       (2,884)       (2,857)      (16,428)      (14,173)
   Annual contract maintenance charges
      (note 2) .............................       (7,781)       (5,037)      (58,842)      (44,133)
   Contingent deferred sales charges
      (note 2) .............................      (27,283)      (43,952)     (182,538)     (168,794)
   Adjustments to maintain reserves ........       (6,825)      (12,486)      (19,317)      (41,978)
                                               ----------   -----------   -----------   -----------
         Net equity transactions ...........    4,885,306    (1,599,118)    2,423,657      (928,394)
                                               ----------   -----------   -----------   -----------

Net change in contract owners' equity ......    5,537,970      (864,785)   (3,219,490)    7,704,390
Contract owners' equity beginning
   of period ...............................    9,974,855    10,839,640   130,439,961   122,735,571
                                               ----------   -----------   -----------   -----------
Contract owners' equity end of period ......   15,512,825     9,974,855   127,220,471   130,439,961
                                               ==========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .........................      945,006     1,115,156     6,412,848     6,536,816
                                               ----------   -----------   -----------   -----------
   Units purchased .........................      529,389        67,799       217,460     3,274,373
   Units redeemed ..........................     (111,746)     (237,949)     (241,340)   (3,398,341)
                                               ----------   -----------   -----------   -----------
   Ending units ............................    1,362,649       945,006     6,388,968     6,412,848
                                               ==========   ===========   ===========   ===========

See accompanying notes to financial statements.

================================================================================

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-II

                          NOTES TO FINANCIAL STATEMENTS

                            December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981.The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

             Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP):
                American Century VP - Balanced Fund - Class I (ACVPBal)
                American Century VP - Capital Appreciation Fund - Class I
                   (ACVPCapAp)
                American Century VP - Income & Growth Fund - Class I (ACVPIncGr) American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3) American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

             Portfolios of the American Variable Insurance Series
                (American VIS);
                American VIS - Growth Fund - Class I (AmerGro)
                American VIS - High-Yield Bond Fund - Class I (AmerHiYld) American VIS - U.S.Government/AAA-Rated Securities Fund -
                   Class I (AmerUSGvt)

             Portfolios of the Credit Suisse Trust;
                Credit Suisse Trust - Global Post-Venture Capital Portfolio
                   (CSGPVen)
                Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

             Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                   (DrySmCapIxS)

             The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)

             Dreyfus Stock Index Fund (DryStkIx)

             Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio - Initial Shares
                   (DryVIFApp)
                Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                   (DryVIFGrInc)

             Portfolio of the Federated Insurance Series (Federated IS);
                Federated IS - Federated Quality Bond Fund II - Primary Shares
                   (FedQualBd)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

             Portfolios of the Fidelity(R) Variable Insurance Products Fund
                (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                   (FidVIPEI)
                Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio - Initial Class
                   (FidVIPHI)
                Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv) Fidelity(R) VIP - Overseas Portfolio - Initial Class R
                   (FidVIPOvR)

             Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                (Fidelity(R) VIP II);
                Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                   (FidVIPAM)
                Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                   (FidVIPCon)

             Portfolios of the Fidelity(R) Variable Insurance Products Fund III
                (Fidelity(R) VIP III);
                Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                   Class (FidVIPGrOp)
                Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
                   (FidVIPVaIS)

             Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate
                Account Trust);
                Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                   (GVITDMidCapI)
                Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Global Financial Services Fund - Class III
                   (GVITGlFin3)
                Gartmore GVIT Global Health Sciences Fund - Class III
                   (GVITGlHlth3)
                Gartmore GVIT Global Technology and Communications Fund -
                   Class I (GVITGlTech)
                Gartmore GVIT Global Technology and Communications Fund -
                   Class III (GVITGlTech3)
                Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (formerly Capital
                   Appreciation Fund) (GVITGrowth)
                Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                Gartmore GVIT ID Conservative Fund (GVITIDCon)
                Gartmore GVIT ID Moderate Fund (GVITIDMod)
                Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT International Growth Fund - Class III
                   (GVITIntGro3)
                Gartmore GVIT MAS Multi Sector Bond Fund - Class I
                   (GVITMMultiSec)
                Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3) Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
                Gartmore GVIT Strong Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc) Gartmore GVIT Turner Growth Focus Fund - Class III
                   (GVITTGroFoc3)
                Gartmore GVIT U.S.Growth Leaders Fund - Class III (GVITUSGro3)

             Portfolios of the Janus Aspen Series (Janus AS);
                Janus AS - Capital Appreciation Portfolio - Service Shares
                   (JanCapAp)
                Janus AS - Global Technology Portfolio - Service II Shares
                   (JanGlTechS2)
                Janus AS - Global Technology Portfolio - Service Shares
                   (JanGlTech)
                Janus AS - International Growth Portfolio - Service II Shares
                   (JanIntGroS2)
                Janus AS - International Growth Portfolio - Service Shares
                   (JanIntGro)

             Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                   (NBAMTGuard)
                Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
                   (NBAMTLMat)
                Neuberger Berman AMT - Partners Portfolio(R) (NBAMTPart)

               Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

               Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
                  (OppCapAp)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)

               Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
                  (OppMSGrInc)

               Oppenheimer Multiple Strategies Fund/VA - Initial Class
                  (OppMultStr)

               Strong Opportunity Fund II, Inc.(StOpp2)

               Portfolios of the Strong Variable Insurance Funds, Inc.
                  (Strong VIF);
                  Strong VIF - Strong Discovery Fund II (StDisc2)
                  Strong VIF - Strong International Stock Fund II (StIntStk2)

               Portfolios of the Van Eck Worldwide Insurance Trust
                  (Van Eck WIT);
                  Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Portfolios of the Van Kampen Universal Institutional Funds
                  (Van Kampen UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                     (VKEmMkt)
                  Van Kampen UIF - U.S.Real Estate Portfolio - Class A
                     (VKUSRealEst)

          At December 31, 2002, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered.For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision AnnuitySM contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively;and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

     The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2002.

                            Total        ACVPBal    ACVPCapAp    ACVPIncGr    ACVPInt
                         ------------   ---------   ----------   ---------   ---------
     0.80%............   $    234,220       2,210        2,738        555        2,589
     1.30%............     91,328,193     834,536    1,748,787    353,646      925,476
     1.40%............     72,835,692     814,008      694,492    354,884      908,880
                         ------------   ---------    ---------    -------    ---------
        Totals .......   $164,398,105   1,650,754    2,446,017    709,085    1,836,945
                         ============   =========    =========    =======    =========

                         ACVPInt3   ACVPUltra     ACVPVal   AmerGro   AmerHiYld
                         --------   ---------   ---------   -------   ---------
     0.80%............   $    256          7        3,459        --         --
     1.30%............     49,074      3,070    1,216,637   264,001     18,660
     1.40%............     52,305      4,160    1,293,232        --         --
                         --------      -----    ---------   -------     ------
        Totals .......   $101,635      7,237    2,513,328   264,001     18,660
                         ========      =====    =========   =======     ======

                         AmerUSGvt   CSGPVen   CSIntFoc    CSSmCapGr   DrySmCapIxS
                         ---------   -------   ---------   ---------   -----------
     0.80%............    $    --        238         451       3,382           8
     1.30%............     41,129     86,216     473,766   1,149,288       7,447
     1.40%............         --     58,409     622,236   1,025,637       6,162
                          -------    -------   ---------   ---------      ------
        Totals........    $41,129    144,863   1,096,453   2,178,307      13,617
                          =======    =======   =========   =========      ======

                          DrySRGro     DryStkIx    DryVIFApp   DryVIFGrInc   FedQualBd
                         ----------   ----------   ---------   -----------   ---------
     0.80%............   $    4,423       16,424       2,598       1,793           76
     1.30%............    1,289,665    5,947,845     639,621     380,503       47,521
     1.40%............      883,766    6,687,487     574,623     493,630       72,006
                         ----------   ----------   ---------     -------      -------
        Totals........   $2,177,854   12,651,756   1,216,842     875,926      119,603
                         ==========   ==========   =========     =======      =======

                          FidVIPEI      FidVIPGr    FidVIPHI    FidVIPOv    FidVIPOvR
                         -----------   ----------   ---------   ---------   ---------
     0.80%............   $    10,991       16,671       1,671         681         98
     1.30%............     9,853,256   13,059,336   1,451,951   2,213,205     55,918
     1.40%............     8,064,046    6,655,949   1,677,588     893,639     47,576
                         -----------   ----------   ---------   ---------    -------
        Totals........   $17,928,293   19,731,956   3,131,210   3,107,525    103,592
                         ===========   ==========   =========   =========    =======

                          FidVIPAM    FidVIPCon    FidVIPGrOp   FidVIPVaIS   GVITDMidCapI
                         ----------   ----------   ----------   ----------   ------------
     0.80%............   $    2,982        7,751         830           3          2,915
     1.30%............    4,812,449    5,259,270     352,544       6,147        480,999
     1.40%............    2,025,066    5,275,745     404,066       6,310        486,930
                         ----------   ----------     -------      ------        -------
        Totals........   $6,840,497   10,542,766     757,440      12,460        970,844
                         ==========   ==========     =======      ======        =======

                         GVITEmMrkts   GVITEmMrkts3   GVITGlFin3   GVITGlHlth3   GVITGlTech
                         -----------   ------------   ----------   -----------   ----------
     0.80%............     $   100             7             7            3           297
     1.30%............      36,475         6,616         1,987        3,497        25,629
     1.40%............      25,070         4,591         2,571        2,852         8,660
                           -------        ------         -----        -----        ------
        Totals........     $61,645        11,214         4,565        6,352        34,586
                           =======        ======         =====        =====        ======

                         GVITGlTech3   GVITGlUtl3   GVITGvtBd   GVITGrowth   GVITIDAgg
                         -----------   ----------   ---------   ----------   ---------
     0.80%............      $    1           --         7,101       11,553        137
     1.30%............       4,378        1,344     3,004,718      880,973      5,545
     1.40%............       2,395          605     2,975,365      604,752      4,764
                            ------        -----     ---------    ---------     ------
        Totals........      $6,774        1,949     5,987,184    1,497,278     10,446
                            ======        =====     =========    =========     ======

                         GVITIDCon   GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro
                         ---------   ---------   ------------   ------------   ----------
     0.80%............    $   117         544        1,139            649            69
     1.30%............     20,332      41,687       19,862         16,643            --
     1.40%............     74,001      58,954       36,434         28,272         3,026
                          -------     -------       ------         ------         -----
        Totals .......    $94,450     101,185       57,435         45,564         3,095
                          =======     =======       ======         ======         =====

                         GVITIntGro3   GVITMMultiSec   GVITMyMkt    GVITLead3   GVITSmCapGr
                         -----------   -------------   ----------   ---------   -----------
     0.80%............      $   --            281          20,848        46           429
     1.30%............       1,023        100,899       6,059,401     5,365        97,164
     1.40%............       2,301        147,031       5,582,557     3,442        91,982
                             -----        -------      ----------     -----       -------
        Totals........      $3,324        248,211      11,662,806     8,853       189,575
                            ======        =======      ==========     =====       =======

                         GVITSmCapVal   GVITSmComp   GVITSMdCpGr   GVITTotRt   GVITTGroFoc
                         ------------   ----------   -----------   ---------   -----------
     0.80%............    $    6,892        12,475         506        39,847          76
     1.30%............     1,267,334     1,545,186     101,143     4,118,412      18,787
     1.40%............     1,098,173     1,640,557      91,346     3,017,478      11,349
                          ----------     ---------     -------     ---------      ------
        Totals........    $2,372,399     3,198,218     192,995     7,175,737      30,212
                          ==========     =========     =======     =========      ======

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                         GVITTGroFoc3   GVITUSGro3   JanCapAp   JanGlTechS2   JanGlTech
                         ------------   ----------   --------   -----------   ---------
     0.80%............      $    1            56        1,311           4          182
     1.30%............       2,870         1,006      309,002       9,491      116,905
     1.40%............       1,718           102      289,804       5,206      100,632
                            ------         -----      -------      ------      -------
        Totals .......      $4,589         1,164      600,117      14,701      217,719
                            ======         =====      =======      ======      =======

                         JanIntGroS2   JanIntGro   NBAMTGro    NBAMTGuard   NBAMTLMat
                         -----------   ---------   ---------   ----------   ---------
     0.80%............     $     8          541        2,810         827        1,684
     1.30%............      16,708      175,904    2,057,632     237,431      961,165
     1.40%............      13,835      135,873      782,169     258,821      941,976
                           -------      -------    ---------     -------    ---------
        Totals........     $30,551      312,318    2,842,611     497,079    1,904,825
                           =======      =======    =========     =======    =========

                         NBAMTPart    OppAggGro    OppBdFd    OppCapAp    OppGlSec
                         ----------   ---------   ---------   ---------   ---------
     0.80%............   $    4,968        821        3,463       5,524       4,049
     1.30%............    1,482,513    192,336    1,516,656   1,359,440   3,298,896
     1.40%............    1,884,890    142,999    1,877,758   1,186,817   3,026,787
                         ----------    -------    ---------   ---------   ---------
        Totals........   $3,372,371    336,156    3,397,877   2,551,781   6,329,732
                         ==========    =======    =========   =========   =========

                         OppMSGrInc   OppMultStr    StOpp2      StDisc2    StIntStk2
                         ----------   ----------   ---------   ---------   ---------
     0.80%............   $      697        3,276       7,462         522        655
     1.30%............      164,276    1,408,156   4,696,420     747,693    147,172
     1.40%............      157,058    1,324,776   2,645,201     454,440    138,500
                         ----------    ---------   ---------   ---------    -------
        Totals........   $  322,031    2,736,208   7,349,083   1,202,655    286,327
                         ==========    =========   =========   =========    =======

                         VEWrldBd   VEWrldEMkt   VEWrldHAs   VKEmMkt   VKUSRealEst
                         --------   ----------   ---------   -------   -----------
     0.80%............   $    284         783       1,168        215        3,985
     1.30%............    342,739     348,162     333,166     99,209      896,882
     1.40%............    298,843     299,150     206,790     83,188      976,999
                         --------     -------     -------    -------    ---------
        Totals........   $641,866     648,095     541,124    182,612    1,877,866
                         ========     =======     =======    =======    =========

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements.In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $75,500,771 and $96,631,748, respectively, and total transfers from the Account to the fixed account were $362,803,270 and $145,302,770, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Contract Owners' Equity Schedule

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and the contract expense rate and total return for the period ended December 31, 2002.+

                                                            Contract                     Units        Contract        Total
                                                          Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                          -------------   ----------   ----------   --------------   --------
     American Century VP - Balanced Fund - Class I
        2002 ..........................................       0.80%           17,981   $13.580124    $    244,184     -10.28%
                                                              1.30%        3,450,428    16.567367      57,164,507     -10.73%
                                                              1.40%        3,233,186    15.177875      49,072,893     -10.82%

     American Century VP - Capital Appreciation Fund - Class I
        2002 ..........................................       0.80%           24,378     8.600695         209,668     -21.83%
                                                              1.30%        5,016,582    21.067698     105,687,835     -22.23%
                                                              1.40%        3,272,654    10.672394      34,927,053     -22.31%

     American Century VP - Income & Growth Fund - Class I
        2002 ..........................................       0.80%            7,090     8.199710          58,136     -20.02%
                                                              1.30%        2,787,170     8.008472      22,320,973     -20.42%
                                                              1.40%        2,331,321     7.970629      18,582,095     -20.50%

     American Century VP - International Fund - Class I
        2002 ..........................................       0.80%           17,849    12.141941         216,722     -21.01%
                                                              1.30%        4,198,062    11.772325      49,420,950     -21.41%
                                                              1.40%        3,782,012    11.672318      44,144,847     -21.49%

     American Century VP - International Fund - Class III
        2002 ..........................................       0.80%            6,107     8.071720          49,294     -19.28% 5/1/02
                                                              1.30%        1,037,313     8.044442       8,344,604     -19.56% 5/1/02
                                                              1.40%          850,550     8.038975       6,837,550     -19.61% 5/1/02

     American Century VP - Ultra(R)Fund - Class I
        2002 ..........................................       0.80%              495     7.995330           3,958     -20.05% 5/1/02
                                                              1.30%           65,022     7.968301         518,115     -20.32% 5/1/02
                                                              1.40%           79,028     7.962903         629,292     -20.37% 5/1/02

     American Century VP - Value Fund - Class I
        2002 ..........................................       0.80%           30,469    14.751388         449,460     -13.32%
                                                              1.30%        5,569,375    14.309305      79,693,886     -13.76%
                                                              1.40%        5,008,462    14.222226      71,231,478     -13.84%

     American VIS - Growth Fund - Class I
        2002 ..........................................       1.30%          395,501    40.944979      16,193,780     -25.26%

     American VIS - High-Yield Bond Fund - Class I
        2002 ..........................................       1.30%           52,094    26.377464       1,374,108      -2.79%

     American VIS - U.S.Government/AAA-Rated Securities Fund - Class I
        2002 ..........................................       1.30%          125,824    26.022968       3,274,314       8.03%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2002 ..........................................       0.80%            3,159     7.281880          23,003     -34.68%
                                                              1.30%          537,498     7.063444       3,796,587     -35.01%
                                                              1.40%          330,643     7.020414       2,321,251     -35.08%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                                       Contract                      Unit         Contract       Total
                                                     Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                     -------------   ----------   ----------   --------------   --------
Credit Suisse Trust - International Focus Portfolio
   2002 ..........................................       0.80%            5,503     7.852684          43,213     -20.55%
                                                         1.30%        3,175,236     7.797301      24,758,271     -20.95%
                                                         1.40%        3,796,887     7.738277      29,381,363     -21.03%

Credit Suisse Trust - Small Cap Growth Portfolio
   2002 ..........................................       0.80%           31,438    10.405561         327,130     -34.22%
                                                         1.30%        5,748,439    11.191377      64,332,948     -34.55%
                                                         1.40%        4,426,681    11.106582      49,165,296     -34.62%

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
   2002 ..........................................       0.80%              306     7.634039           2,336     -23.66% 5/1/02
                                                         1.30%          205,455     7.608241       1,563,151     -23.92% 5/1/02
                                                         1.40%          260,547     7.603070       1,980,957     -23.97% 5/1/02

Dreyfus Socially Responsible Growth Fund, Inc., The
   2002 ..........................................       0.80%           33,367    12.524547         417,907     -29.51%
                                                         1.30%        4,524,420    16.663225      75,391,428     -29.87%
                                                         1.40%        2,685,621    15.642599      42,010,092     -29.94%

Dreyfus Stock Index Fund - Initial Shares
   2002 ..........................................       0.80%          103,564    15.577655       1,613,284     -22.98%
                                                         1.30%       19,217,192    19.362949     372,101,509     -23.37%
                                                         1.40%       19,200,239    19.127136     367,245,583     -23.45%

Dreyfus VIF - Appreciation Portfolio - Initial Shares
   2002 ..........................................       0.80%           24,558    10.688243         262,482     -17.38%
                                                         1.30%        4,010,118    10.397121      41,693,682     -17.80%
                                                         1.40%        3,051,370    10.339673      31,550,168     -17.88%

Dreyfus VIF - Growth and Income Portfolio - Initial Shares
   2002 ..........................................       0.80%           19,796     9.779182         193,589      25.93%
                                                         1.30%        2,347,900     9.486044      22,272,283     -26.30%
                                                         1.40%        2,574,123     9.428294      24,269,588     -26.38%

Federated IS - Quality Bond Fund II - Primary Shares
   2002 ..........................................       0.80%            1,016    10.724978          10,897       7.25% 5/1/02
                                                         1.30%        1,198,368    10.688806      12,809,123       6.89% 5/1/02
                                                         1.40%        1,359,645    10.681568      14,523,141       6.82% 5/1/02

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
   2002 ..........................................       0.80%           78,221    15.084421       1,179,918     -17.61%
                                                         1.30%       18,244,002    33.738720     615,529,275     -18.03%
                                                         1.40%       22,983,681    19.312490     443,872,109     -18.11%

Fidelity(R) VIP - Growth Portfolio - Initial Class
   2002 ..........................................       0.80%          125,918    12.682683       1,596,978     -30.67%
                                                         1.30%       17,163,821    43.168145     740,930,314     -31.02%
                                                         1.40%       19,309,120    16.963518     327,550,605     -31.09%

                                                        Contract                     Unit         Contract       Total
                                                     Expense Rate*     Units      Fair Value   Owners' Equity   Return**
                                                     -------------   ----------   ----------   --------------   --------
Fidelity(R)VIP - High Income Portfolio - Initial Class
   2002 ..........................................       0.80%           21,670     9.434601         204,448       2.62%
                                                         1.30%        5,931,183    19.563615     116,035,381       2.10%
                                                         1.40%       11,100,261    10.423650     115,705,236       2.00%

Fidelity(R) VIP - Overseas Portfolio - Initial Class
   2002 ..........................................       0.80%            4,445    10.233510          45,488     -20.92%
                                                         1.30%        8,912,173    13.973298     124,532,449     -21.32%
                                                         1.40%        4,048,871    10.658305      43,154,102     -21.40%

Fidelity(R)VIP - Overseas Portfolio - Initial Class R
   2002 ..........................................       0.80%            3,375     7.761944          26,197     -22.38% 5/1/02
                                                         1.30%        1,240,102     7.735704       9,593,062     -22.64% 5/1/02
                                                         1.40%          747,743     7.730455       5,780,394     -22.70% 5/1/02

Fidelity(R)VIP II - Asset Manager Portfolio - Initial Class
   2002 ..........................................       0.80%           21,812    14.799585         322,809      -9.46%
                                                         1.30%       13,106,953    24.485702     320,932,945      -9.92%
                                                         1.40%        8,044,220    14.863492     119,565,200     -10.01%

Fidelity(R)VIP II - Contrafund(R)Portfolio - Initial Class
   2002 ..........................................       0.80%           50,639    17.432618         882,770     -10.07%
                                                         1.30%       18,964,703    18.250599     346,117,190     -10.53%
                                                         1.40%       16,810,959    18.112454     304,487,722     -10.62%

Fidelity(R)VIP III - Growth Opportunities Portfolio - Initial Class
   2002 ..........................................       0.80%           12,052     7.586911          91,437     -22.47%
                                                         1.30%        2,992,314     7.380149      22,083,723     -22.86%
                                                         1.40%        3,024,665     7.339356      22,199,093     -22.94%

Fidelity(R)VIP III - Value Strategies Portfolio - Service Class
   2002 ..........................................       0.80%              130     7.469192             971     -25.31% 5/1/02
                                                         1.30%          107,732     7.443946         801,951     -25.56% 5/1/02
                                                         1.40%           96,981     7.438892         721,431     -25.61% 5/1/02

Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
   2002 ..........................................       0.80%           28,778     8.604957         247,633     -15.98%
                                                         1.30%        3,766,657     8.489668      31,977,667     -16.41%
                                                         1.40%        3,061,141     8.466716      25,917,811     -16.49%

Gartmore GVIT Emerging Markets Fund - Class I
   2002 ..........................................       0.80%              420     6.877393           2,889     -15.91%
                                                         1.30%          168,114     6.799600       1,143,108     -16.33%
                                                         1.40%           94,675     6.784099         642,285     -16.42%

Gartmore GVIT Emerging Markets Fund - Class III
   2002 ..........................................       0.80%              893     7.531395           6,726     -24.69% 5/1/02
                                                         1.30%          121,621     7.505927         912,878     -24.94% 5/1/02
                                                         1.40%           80,532     7.500827         604,057     -24.99% 5/1/02

Gartmore GVIT Global Financial Services Fund - Class III
   2002 ..........................................       0.80%            2,500     8.615954          21,540     -13.84% 5/1/02
                                                         1.30%           69,348     8.586850         595,481     -14.13% 5/1/02
                                                         1.40%           35,307     8.581024         302,970     -14.19% 5/1/02


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                             Contract                     Unit         Contract       Total
                                          Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                          -------------   ----------   ----------   --------------   --------
Gartmore GVIT Global Health Sciences Fund - Class III
   2002 ...............................       0.80%              279    8.305485           2,317      -16.95% 5/1/02
                                              1.30%           98,981    8.277414         819,307      -17.23% 5/1/02
                                              1.40%           72,123    8.271791         596,586      -17.28% 5/1/02

Gartmore GVIT Global Technology and Communications Fund - Class I
   2002 ...............................       0.80%            6,331    1.936817          12,262      -43.24%
                                              1.30%          754,752    1.914851       1,445,238      -43.53%
                                              1.40%          131,205    1.910471         250,663      -43.58%

Gartmore GVIT Global Technology and Communications Fund - Class III
   2002 ...............................       0.80%              132    7.150866             944      -28.49% 5/1/02
                                              1.30%          201,364    7.126672       1,435,055      -28.73% 5/1/02
                                              1.40%           96,877    7.121827         689,941      -28.78% 5/1/02

Gartmore GVIT Global Utilities Fund - Class III
   2002 ...............................       0.80%                6    8.641614              52      -13.58% 5/1/02
                                              1.30%           47,276    8.612434         407,161      -13.88% 5/1/02
                                              1.40%           15,281    8.606595         131,517      -13.93% 5/1/02

Gartmore GVIT Government Bond Fund - Class I
   2002 ...............................       0.80%           63,992   15.685567       1,003,751       10.10%
                                              1.40%       15,323,223   16.400486     251,308,304        9.43%
 Tax qualified
   2002 ...............................       1.30%        3,796,805   43.762624     166,158,150        9.54%
 Non-tax qualified
   2002 ...............................       1.30%        2,262,829   43.647039      98,765,786        9.54%

Gartmore GVIT Growth Fund - Class I
   2002 ...............................       0.80%          127,609    8.803037       1,123,347      -29.29%
                                              1.30%        4,423,398   11.401436      50,433,089      -29.65%
                                              1.40%        2,976,413   10.041952      29,888,996      -29.72%

Gartmore GVIT ID Aggressive Fund
   2002 ...............................       0.80%            4,148    8.269511          34,302      -17.30% 1/25/02
                                              1.30%          134,988    8.230619       1,111,035      -17.69% 1/25/02
                                              1.40%           83,053    8.222834         682,931      -17.77% 1/25/02

Gartmore GVIT ID Conservative Fund
   2002 ...............................       0.80%            3,304    9.975502          32,959       -0.24% 1/25/02
                                              1.30%          379,164    9.928642       3,764,584       -0.71% 1/25/02
                                              1.40%        1,073,275    9.919273      10,646,108       -0.81% 1/25/02

Gartmore GVIT ID Moderate Fund
   2002 ...............................       0.80%           31,128    9.072058         282,395       -9.28% 1/25/02
                                              1.30%          831,156    9.029424       7,504,860       -9.71% 1/25/02
                                              1.40%        1,255,756    9.020903      11,328,053       -9.79% 1/25/02

Gartmore GVIT ID Moderately Aggressive Fund
   2002 ...............................       0.80%           45,650    8.622846         393,633      -13.77% 1/25/02
                                              1.30%          390,674    8.582311       3,352,886      -14.18% 1/25/02
                                              1.40%          581,853    8.574196       4,988,922      -14.26% 1/25/02

                                             Contract                     Unit         Contract       Total
                                          Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                          -------------   ----------   ----------   --------------   --------
Gartmore GVIT ID Moderately Conservative Fund
   2002 ...............................       0.80%           35,252     9.570525        337,380       -4.29% 1/25/02
                                              1.30%          332,502     9.525559      3,167,267       -4.74% 1/25/02
                                              1.40%          462,581     9.516564      4,402,182       -4.83% 1/25/02

Gartmore GVIT International Growth Fund - Class I
   2002 ...............................       0.80%            1,612     4.919181          7,930      -24.71%
                                              1.30%           21,223     4.863546        103,219      -25.09%
                                              1.40%            6,610     4.852467         32,075      -25.17%

Gartmore GVIT International Growth Fund - Class III
   2002 ...............................       0.80%                7     7.793506             55      -22.06% 5/1/02
                                              1.30%           20,534     7.767159        159,491      -22.33% 5/1/02
                                              1.40%           69,066     7.761892        536,083      -22.38% 5/1/02

Gartmore GVIT MAS Multi Sector Bond Fund - Class I
   2002 ...............................       0.80%            4,091    11.471927         46,932        6.35%
                                              1.30%          781,484    11.318419      8,845,163        5.81%
                                              1.40%          935,230    11.287848     10,556,734        5.71%

Gartmore GVIT Money Market Fund - Class I
   2002 ...............................       0.80%          209,466    12.933488      2,709,126        0.40%
                                              1.30%       15,828,940    26.429711    418,354,310       -0.10%
                                              1.40%       25,472,911    13.141597    334,754,731       -0.21%

Gartmore GVIT Nationwide(R)Leaders Fund - Class III
   2002 ...............................       0.80%            1,730     8.401318         14,534      -15.99% 5/1/02
                                              1.30%           88,614     8.372932        741,959      -16.27% 5/1/02
                                              1.40%           50,549     8.367250        422,956      -16.33% 5/1/02

Gartmore GVIT Small Cap Growth Fund - Class I
   2002 ...............................       0.80%            8,372     4.726903         39,574      -33.82%
                                              1.30%       1,391,419      4.663483      6,488,859      -34.16%
                                              1.40%          998,496     4.650867      4,643,872      -34.22%

Gartmore GVIT Small Cap Value Fund - Class I
   2002 ...............................       0.80%           50,070    11.006801        551,111      -27.75%
                                              1.30%        6,048,183    10.750042     65,018,221      -28.11%
                                              1.40%        4,327,891    10.699256     46,305,214      -28.18%

Gartmore GVIT Small Company Fund - Class I
   2002 ...............................       0.80%           69,798    18.997084      1,325,958      -17.99%
                                              1.30%        5,287,732    18.334767     96,949,334      -18.40%
                                              1.40%        4,902,223    18.201609     89,228,346      -18.49%

Gartmore GVIT Strong Mid Cap Growth Fund - Class I
   2002 ...............................       0.80%           15,339     3.501995         53,717      -37.52%
                                              1.30%        1,603,281     3.454970      5,539,288      -37.84%
                                              1.40%        1,042,278     3.445614      3,591,288      -37.90%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                             Contract                     Unit         Contract       Total
                                          Expense Rate*      Units     Fair Value   Owners' Equity   Return**
                                          -------------   ----------   ----------   --------------   --------
Gartmore GVIT Total Return Fund - Class I
   2002 ...............................       0.80%          281,522    14.099634      3,969,357      -18.02%
                                              1.40%        9,864,865    16.474254    162,516,292      -18.51%
 Tax qualified
   2002 ...............................       1.30%        2,441,029    67.585132    164,977,267      -18.43%
 Non-tax qualified
   2002 ...............................       1.30%        1,364,710    65.844752     89,858,992      -18.43%

Gartmore GVIT Turner Growth Focus Fund - Class I
   2002 ...............................       0.80%            2,908     2.170706          6,312      -43.32%
                                              1.30%          377,376     2.146082        809,880      -43.60%
                                              1.40%           91,605     2.141179        196,143      -43.66%

Gartmore GVIT Turner Growth Focus Fund - Class III
   2002 ...............................       0.80%               96     7.513387            721      -24.87% 5/1/02
                                              1.30%           73,564     7.487971        550,845      -25.12% 5/1/02
                                              1.40%           57,768     7.482888        432,271      -25.17% 5/1/02

Gartmore GVIT U.S.Growth Leaders Fund - Class III
   2002 ...............................       0.80%            3,925     8.203830         32,200      -17.96% 5/1/02
                                              1.30%           29,905     8.176098        244,506      -18.24% 5/1/02
                                              1.40%            4,495     8.170553         36,727      -18.29% 5/1/02

Janus AS - Capital Appreciation Portfolio - Service Shares
   2002 ...............................       0.80%           26,165     5.103171        133,524      -16.60%
                                              1.30%        3,930,076     5.034738     19,786,903      -17.02%
                                              1.40%        2,850,396     5.021131     14,312,212      -17.11%

Janus AS - Global Technology Portfolio - Service II Shares
   2002 ...............................       0.80%              315     7.116989          2,242      -28.83% 5/1/02
                                              1.30%          242,019     7.092920      1,716,621      -29.07% 5/1/02
                                              1.40%           88,439     7.088099        626,864      -29.12% 5/1/02

Janus AS - Global Technology Portfolio - Service Shares
   2002 ...............................       0.80%            6,593     2.456632         16,197      -41.41%
                                              1.30%        2,093,208     2.423642      5,073,187      -41.70%
                                              1.40%        1,450,254     2.417078      3,505,377      -41.76%

Janus AS - International Growth Portfolio - Service II Shares
   2002 ...............................       0.80%              446     7.766530          3,464      -22.33% 5/1/02
                                              1.30%          391,855     7.740287      3,033,070      -22.60% 5/1/02
                                              1.40%          254,381     7.735029      1,967,644      -22.65% 5/1/02

Janus AS - International Growth Portfolio - Service Shares
   2002 ...............................       0.80%           10,994     4.424501         48,643      -26.35%
                                              1.30%        1,929,117     4.365171      8,420,926      -26.72%
                                              1.40%        1,233,749     4.353358      5,370,951      -26.80%

Neuberger Berman AMT - Growth Portfolio(R)
   2002 ...............................       0.80%           27,958     9.764901        273,007      -31.72%
                                              1.30%        4,465,786    26.112455    116,612,636      -32.06%
                                              1.40%        3,204,320    11.530689     36,948,017      -32.13%

                                                          Contract                     Unit        Contract       Total
                                                       Expense Rate*     Units      Fair Value   Owners'Equity   Return**
                                                       -------------   ----------   ----------   -------------   --------
Neuberger Berman AMT - Guardian Portfolio - I Class Shares
   2002................................................     0.80%          12,834     7.594438         97,467     -27.04%
                                                            1.30%       1,653,803     7.417309     12,266,768     -27.41%
                                                            1.40%       1,505,322     7.382257     11,112,674     -27.48%

Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
   2002................................................     0.80%          14,267    13.888823        198,152       4.50%
                                                            1.30%       3,554,361    21.479034     76,344,241       3.97%
                                                            1.40%       4,689,798    14.102863     66,139,579       3.86%

Neuberger Berman AMT - Partners Portfolio(R)
   2002................................................     0.80%          36,700    14.112800        517,940     -24.75%
                                                            1.30%       5,043,198    17.390363     87,703,044     -25.13%
                                                            1.40%       5,683,644    17.242623     98,000,931     -25.21%

Oppenheimer Aggressive Growth Fund/VA - Initial Class
   2002................................................     0.80%          21,792     3.800826         82,828     -28.37%
                                                            1.30%       3,218,915     3.749835     12,070,400     -28.73%
                                                            1.40%       1,740,085     3.739692      6,507,382     -28.80%

Oppenheimer Bond Fund/VA - Initial Class
   2002................................................     0.80%          28,470    14.607815        415,884       8.21%
                                                            1.30%       5,082,545    23.000893    116,903,074       7.66%
                                                            1.40%       8,495,288    15.281690    129,822,358       7.55%

Oppenheimer Capital Appreciation Fund/VA - Initial Class
   2002................................................     0.80%          49,502    11.251627        556,978     -27.44%
                                                            1.30%       7,326,085    10.944999     80,183,993     -27.81%
                                                            1.40%       5,207,709    10.884496     56,683,288     -27.88%

Oppenheimer Global Securities Fund/VA - Initial Class
   2002 ...............................................     0.80%          19,640    17.900050        351,557     -22.76%
                                                            1.30%      10,295,816    19.544324    201,224,764     -23.15%
                                                            1.40%       8,924,136    17.821355    159,040,196     -23.23%

Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
   2002................................................     0.80%          12,648     6.465456         81,775     -19.45%
                                                            1.30%       1,903,774     6.378819     12,143,830     -19.85%
                                                            1.40%       1,580,512     6.361583     10,054,558     -19.94%

Oppenheimer Multiple Strategies Fund/VA - Initial Class
   2002................................................     0.80%          23,969    15.325825        367,345     -11.12%
                                                            1.30%       4,122,075    22.730753     93,697,869     -11.57%
                                                            1.40%       4,524,910    16.771309     75,888,664     -11.66%

Strong Opportunity Fund II, Inc.
   2002................................................     0.80%          38,154    17.070239        651,298     -27.40%
                                                            1.30%       9,660,378    28.122463    271,673,623     -27.77%
                                                            1.40%       6,411,752    20.530809    131,638,456     -27.84%

Strong VIF - Strong Discovery Fund II
   2002................................................     0.80%           4,787    11.973592         57,318     -12.72%
                                                            1.30%       2,636,353    17.898399     47,186,498     -13.16%
                                                            1.40%       1,771,507    14.724629     26,084,783     -13.25%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                     NOTES TO FINANCIAL STATEMENTS,Continued

                                                         Contract                     Unit        Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners'Equity    Return**
                                                       -------------   ---------   ----------   --------------   --------
Strong VIF - Strong International Stock Fund II
   2002................................................     0.80%          6,971     5.661743           39,468    -27.13%
                                                            1.30%      1,390,132     5.491543        7,633,970    -27.50%
                                                            1.40%      1,271,276     5.451633        6,930,530    -27.57%

Van Eck WIT - Worldwide Bond Fund
   2002................................................     0.80%          3,923    12.267936           48,127     20.68%
                                                            1.30%      2,055,748    16.898439       34,738,932     20.08%
                                                            1.40%      2,077,222    13.337828       27,705,630     19.95%

Van Eck WIT - Worldwide Emerging Markets Fund
   2002................................................     0.80%         12,315     6.207847           76,450     -3.68%
                                                            1.30%      3,387,338     6.021604       20,397,208     -4.17%
                                                            1.40%      2,564,406     5.984909       15,347,737     -4.26%

Van Eck WIT - Worldwide Hard Assets Fund
   2002................................................     0.80%         14,792     9.827496          145,368     -3.61%
                                                            1.30%      1,970,239    11.958643       23,561,385     -4.10%
                                                            1.40%      1,478,136     9.752655       14,415,750     -4.19%

Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
   2002................................................     0.80%          3,316    11.724493           38,878      8.35%
                                                            1.30%        755,903    11.405076        8,621,131      7.80%
                                                            1.40%        603,430    11.342058        6,844,138      7.69%

Van Kampen UIF - U.S.Real Estate Portfolio - Class A
   2002................................................     0.80%         20,400    20.381157          415,776     -1.58%
                                                            1.30%      3,298,246    19.983480       65,910,433     -2.08%
                                                            1.40%      3,070,322    19.832235       60,891,347     -2.18%

2002 Reserves for annuity contracts in payout phase:...                                         $   10,470,739
                                                                                                --------------
2002 Contract owners'equity............................                                         $9,986,015,760
                                                                                                ==============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation.The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented.Investment options with a date notation indicate the effective date of that investment option in the Account.The total return is calculated for the period indicated or from the effective date through the end of the period.

(5)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner.Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2002.Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                  Contract                                                     Investment
                                   Expense                        Unit           Contract        Income           Total
                                    Rate*         Units        Fair Value      Owners'Equity     Ratio**        Return***
                                -------------   ----------   ---------------   -------------   ----------   -----------------
American Century VP - Balanced Fund - Class I
   2002 .....................   0.80% to 1.40%   6,701,595   $13.58 to 16.57    $106,481,584      2.84%     -10.82% to -10.28%
   2001 .....................   0.80% to 1.40%   7,936,316    15.14 to 18.56     141,082,423      2.85%      -4.90% to  -4.32%
   2000 .....................   0.80% to 1.40%   9,044,850    15.82 to 19.50     168,807,500      2.64%      -4.01% to  -3.43%
   1999 .....................   0.80% to 1.40%  10,612,206    16.38 to 20.29     206,448,575      1.92%       8.52% to   9.18%
   1998 .....................   0.80% to 1.40%  11,603,438    15.00 to 18.68     208,277,892      1.64%      14.15% to  14.85%

American Century VP - Capital Appreciation Fund - Class I
   2002 .....................   0.80% to 1.40%   8,313,614     8.60 to 21.07     140,824,556      0.00%     -22.31% to -21.83%
   2001 .....................   0.80% to 1.40%  10,868,054    11.00 to 27.09     231,878,049      0.00%     -29.08% to -28.65%
   2000 .....................   0.80% to 1.40%  15,066,720    15.42 to 38.16     441,172,198      0.00%       7.52% to   8.17%
   1999 .....................   0.80% to 1.40%  13,411,163    14.26 to 35.45     378,644,239      0.00%      62.22% to  63.21%
   1998 .....................   0.80% to 1.40%  14,003,877     8.73 to 21.83     250,853,148      0.00%      -3.53% to  -2.94%

American Century VP - Income & Growth Fund - Class I
   2002 .....................   0.80% to 1.40%   5,125,581      7.97 to 8.20      40,961,204      1.15%     -20.50% to -20.02%
   2001 .....................   0.80% to 1.40%   6,383,548    10.03 to 10.25      64,124,490      0.93%      -9.64% to  -9.09%
   2000 .....................   0.80% to 1.40%   6,984,801    11.10 to 11.28      77,612,740      0.63%     -11.86% to -11.33%
   1999 .....................   0.80% to 1.40%   6,653,901    12.59 to 12.72      83,843,055      0.02%      16.37% to  17.08%
   1998 .....................   0.80% to 1.40%   3,577,113    10.82 to 10.86      38,714,070      0.94%       8.18% to   8.62%(a)(b)

American Century VP - International Fund - Class I
   2002 .....................   0.80% to 1.40%   7,997,923    11.67 to 12.14      93,782,519      0.88%     -21.49% to -21.01%
   2001 .....................   0.80% to 1.40%  12,314,247    14.87 to 15.37     183,795,862      0.09%     -30.17% to -29.74%
   2000 .....................   0.80% to 1.40%  16,440,930    21.29 to 21.88     351,199,697      0.15%     -17.98% to -17.49%
   1999 .....................   0.80% to 1.40%  17,059,507    25.96 to 26.52     444,075,227      0.00%      61.75% to  62.73%
   1998 .....................   0.80% to 1.40%  18,142,149    16.05 to 16.29     291,798,399      0.52%      17.10% to  17.81%

American Century VP - International Fund - Class III
   2002 .....................   0.80% to 1.40%   1,893,970      8.04 to 8.07      15,231,448      0.00%     -19.61% to -19.28%(a)(b)

American Century VP - Ultra(R) Fund - Class I
   2002 .....................   0.80% to 1.40%     144,545      7.96 to 8.00       1,151,365      0.33%     -20.37% to -20.05%(a)(b)

American Century VP - Value Fund - Class I
   2002 .....................   0.80% to 1.40%  10,608,306    14.22 to 14.75     151,374,824      0.98%     -13.84% to -13.32%
   2001 .....................   0.80% to 1.40%  12,737,342    16.51 to 17.02     210,784,815      0.86%      11.23% to  11.91%
   2000 .....................   0.80% to 1.40%   6,581,120    14.84 to 15.21      97,844,440      0.87%      16.50% to  17.20%
   1999 .....................   0.80% to 1.40%   4,565,160    12.74 to 12.97      58,235,416      0.93%      -2.24% to  -1.64%
   1998 .....................   0.80% to 1.40%   5,268,607    13.03 to 13.19      68,716,769      0.72%       3.34% to   3.97%

American VIS - Growth Fund - Class I
   2002 .....................            1.30%     395,501             40.94      16,193,780      0.18%                -25.26%
   2001 .....................            1.30%     473,727             54.78      25,950,752      0.61%                -19.01%
   2000 .....................            1.30%     553,384             67.64      37,428,733      0.00%                  3.37%
   1999 .....................            1.30%     635,473             65.43      41,578,361      0.17%                 55.58%
   1998 .....................            1.30%     740,145             42.06      31,127,640      0.36%                 33.79%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                  Contract                                                    Investment
                                  Expense                        Unit           Contract        Income          Total
                                   Rate*          Units       Fair Value     Owners' Equity     Ratio**        Return***
                               -------------   ----------   --------------   --------------   ----------   -----------------
American VIS - High-Yield Bond Fund - Class I
   2002.....................        1.30%          52,094       26.38            1,374,108       8.77%           -2.79%
   2001.....................        1.30%          57,996       27.14            1,573,778       9.84%            6.60%
   2000.....................        1.30%          65,619       25.45            1,670,327       0.86%           -4.31%
   1999.....................        1.30%          78,579       26.60            2,090,345       9.57%            4.42%
   1998.....................        1.30%         100,976       25.48            2,572,376       8.66%           -0.86%

American VIS - U.S.Government/AAA-Rated Securities Fund - Class I
   2002.....................        1.30%         125,824       26.02            3,274,314       4.55%            8.03%
   2001.....................        1.30%         121,523       24.09            2,927,289       5.81%            5.84%
   2000.....................        1.30%         130,827       22.76            2,977,576       0.56%           10.25%
   1999.....................        1.30%         169,205       20.64            3,493,117       6.23%           -1.82%
   1998.....................        1.30%         211,100       21.03            4,438,717       5.68%            6.78%

Credit Suisse Trust - Global Post-Venture Capital Portfolio
   2002.....................   0.80% to 1.40%     871,300    7.02 to  7.28       6,140,841       0.00%     -35.08% to -34.68%
   2001.....................   0.80% to 1.40%   1,505,921   10.81 to 11.15      16,336,811       0.00%     -29.64% to -29.21%
   2000.....................   0.80% to 1.40%   2,286,968   15.37 to 15.75      35,233,535       0.00%     -20.07% to -19.58%
   1999.....................   0.80% to 1.40%   3,030,098   19.23 to 19.58      58,348,698       0.00%      61.21% to  62.19%
   1998.....................   0.80% to 1.40%   1,857,928   11.93 to 12.08      22,185,686       0.00%       5.02% to   5.66%

Credit Suisse Trust - International Focus Portfolio
   2002.....................   0.80% to 1.40%   6,977,626    7.74 to  7.85      54,182,847       0.00%     -21.03% to -20.55%
   2001.....................   0.80% to 1.40%  10,217,779    9.80 to  9.88     100,414,080       0.00%     -23.37% to -22.90%
   2000.....................   0.80% to 1.40%  12,854,477   12.79 to 12.86     164,768,486       0.39%     -26.93% to -26.49%
   1999.....................   0.80% to 1.40%  16,297,012   17.44 to 17.58     285,770,938       0.97%      51.29% to  52.21%
   1998.....................   0.80% to 1.40%  19,640,918   11.46 to 11.61     227,544,084       0.49%       3.87% to   4.50%

Credit Suisse Trust - Small Cap Growth Portfolio
   2002.....................   0.80% to 1.40%  10,206,558   10.41 to 11.19     113,825,374       0.00%     -34.62% to -34.22%
   2001.....................   0.80% to 1.40%  13,924,081   15.82 to 17.10     237,323,291       0.00%     -17.19% to -16.69%
   2000.....................   0.80% to 1.40%  16,612,117   18.99 to 20.63     341,736,777       0.00%     -19.25% to -18.77%
   1999.....................   0.80% to 1.40%  18,854,015   23.37 to 25.52     480,052,988       0.00%      66.72% to  67.73%
   1998.....................   0.80% to 1.40%  21,017,792   13.94 to 15.29     320,824,639       0.00%      -4.21% to  -3.63%

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
   2002.....................   0.80% to 1.40%     466,308    7.60 to  7.63       3,546,444       0.31%     -23.97% to -23.66%(a)(b)

Dreyfus Socially Responsible Growth Fund, Inc., The
   2002.....................   0.80% to 1.40%   7,243,408   12.52 to 16.66     117,819,427       0.19%     -29.94% to -29.51%
   2001.....................   0.80% to 1.40%   9,331,556   17.77 to 23.76     215,882,811       0.06%     -23.67% to -23.20%
   2000.....................   0.80% to 1.40%  11,621,930   23.14 to 31.10     351,236,413       0.78%     -12.27% to -11.74%
   1999.....................   0.80% to 1.40%  11,427,106   26.21 to 35.41     393,115,801       0.01%      28.26% to  29.04%
   1998.....................   0.80% to 1.40%   9,911,415   20.31 to 27.58     265,366,919       0.18%      27.57% to  28.35%

Dreyfus Stock Index Fund - Initial Shares
   2002.....................   0.80% to 1.40%  38,520,995   15.58 to 19.36     740,960,376       1.27%     -23.45% to -22.98%
   2001.....................   0.80% to 1.40%  47,103,460   20.23 to 25.27   1,182,651,353       1.03%     -13.42% to -12.89%
   2000.....................   0.80% to 1.40%  55,652,644   23.22 to 29.16   1,612,835,393       0.94%     -10.54% to -10.00%
   1999.....................   0.80% to 1.40%  64,392,990   25.80 to 32.56   2,085,135,987       1.10%      18.92% to  19.64%
   1998.....................   0.80% to 1.40%  63,254,423   21.56 to 27.35   1,721,601,605       1.33%      26.42% to  27.19%

                                  Contract                                                    Investment
                                  Expense                        Unit           Contract        Income          Total
                                   Rate*          Units       Fair Value     Owners'Equity      Ratio**        Return***
                               -------------   ----------   --------------   -------------    ----------   -----------------
Dreyfus VIF - Appreciation Portfolio - Initial Shares
   2002.....................   0.80% to 1.40%   7,086,046   10.34 to 10.69      73,506,332       1.03%     -17.88% to -17.38%
   2001.....................   0.80% to 1.40%   8,242,002   12.59 to 12.94     104,038,905       0.74%     -10.59% to -10.04%
   2000.....................   0.80% to 1.40%  10,006,977   14.08 to 14.38     141,180,632       0.55%      -2.03% to  -1.44%
   1999.....................   0.80% to 1.40%  13,989,497   14.37 to 14.59     201,347,558       0.61%       9.90% to  10.56%
   1998.....................   0.80% to 1.40%  12,773,311   13.08 to 13.20     167,200,843       0.97%      28.40% to  29.18%

Dreyfus VIF - Growth and Income Portfolio - Initial Shares
   2002.....................   0.80% to 1.40%   4,941,819    9.43 to  9.78      46,735,460       0.59%     -26.38% to -25.93%
   2001.....................   0.80% to 1.40%   6,347,774   12.81 to 13.20      81,481,728       0.48%      -7.17% to  -6.60%
   2000.....................   0.80% to 1.40%   6,251,144   13.80 to 14.14      86,398,707       0.63%      -5.12% to  -4.55%
   1999.....................   0.80% to 1.40%   6,013,078   14.54 to 14.81      87,546,360       0.60%      15.25% to  15.95%
   1998.....................   0.80% to 1.40%   6,372,854   12.62 to 12.77      80,471,307       1.02%      10.25% to  10.92%

Federated IS - Quality Bond Fund II - Primary Shares
   2002.....................   0.80% to 1.40%   2,559,029   10.68 to 10.72      27,343,161       0.00%       6.82% to   7.25%(a) (b)

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
   2002.....................   0.80% to 1.40%  41,305,904   15.08 to 33.74   1,060,581,302       1.87%     -18.11% to -17.61%
   2001.....................   0.80% to 1.40%  51,133,930   18.31 to 41.16   1,585,718,542       1.79%      -6.29% to  -5.72%
   2000.....................   0.80% to 1.40%  59,929,592   19.42 to 43.88   1,971,811,609       1.76%       6.91% to   7.56%
   1999.....................   0.80% to 1.40%  78,576,059   18.06 to 41.00   2,430,673,513       1.54%       4.84% to   5.48%
   1998.....................   0.80% to 1.40%  91,172,544   17.12 to 39.07   2,716,250,027       1.38%      10.07% to  10.73%

Fidelity(R) VIP - Growth Portfolio - Initial Class
   2002.....................   0.80% to 1.40%  36,598,859   12.68 to 43.17   1,070,077,897       0.27%     -31.09% to -30.67%
   2001.....................   0.80% to 1.40%  48,260,844   18.29 to 62.58   1,993,120,208       0.08%     -18.81% to -18.31%
   2000.....................   0.80% to 1.40%  60,371,162   22.39 to 77.00   3,015,865,434       0.12%     -12.22% to -11.69%
   1999.....................   0.80% to 1.40%  67,613,846   25.36 to 87.63   3,849,635,811       0.15%      35.51% to  36.34%
   1998.....................   0.80% to 1.40%  64,499,645   18.60 to 64.60   2,771,718,119       0.43%      37.54% to  38.37%

Fidelity(R) VIP - High Income Portfolio - Initial Class
   2002.....................   0.80% to 1.40%  17,053,114    9.43 to 19.56     231,945,065      10.24%       2.00% to   2.62%
   2001.....................   0.80% to 1.40%  20,055,329    9.19 to 19.16     263,383,634      16.07%     -12.98% to -12.44%
   2000.....................   0.80% to 1.40%  22,851,138   10.50 to 22.00     342,655,841       8.07%     -23.55% to -23.09%
   1999.....................   0.80% to 1.40%  31,737,436   13.65 to 28.74     621,032,332      10.35%       6.64% to   7.29%
   1998.....................   0.80% to 1.40%  39,409,948   12.73 to 26.93     729,429,885       8.00%      -5.67% to  -5.09%

Fidelity(R) VIP - Overseas Portfolio - Initial Class
   2002.....................   0.80% to 1.40%  12,965,489   10.23 to 13.97     167,732,039       0.89%     -21.40% to -20.92%
   2001.....................   0.80% to 1.40%  17,812,066   12.94 to 17.76     290,908,736       5.72%     -22.28% to -21.80%
   2000.....................   0.80% to 1.40%  22,555,451   16.55 to 22.83     472,254,098       1.65%     -20.24% to -19.75%
   1999.....................   0.80% to 1.40%  26,744,723   20.62 to 28.59     702,006,152       1.34%      40.63% to  41.49%
   1998.....................   0.80% to 1.40%  30,878,367   14.57 to 20.31     578,204,826       1.96%      11.17% to  11.85%

Fidelity(R) VIP - Overseas Portfolio - Initial Class R
   2002.....................   0.80% to 1.40%   1,991,220    7.73 to  7.76      15,399,653       0.00%     -22.70% to -22.38%(a)(b)

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
   2002.....................   0.80% to 1.40%  21,172,985   14.80 to 24.49     440,820,954       4.16%     -10.01% to  -9.46%
   2001.....................   0.80% to 1.40%  26,640,365   16.35 to 27.18     610,006,656       4.45%      -5.44% to  -4.86%
   2000.....................   0.80% to 1.40%  33,039,586   17.18 to 28.72     794,325,046       3.53%      -5.27% to  -4.69%
   1999.....................   0.80% to 1.40%  41,605,682   18.03 to 30.28   1,062,404,219       3.39%       9.54% to  10.20%
   1998.....................   0.80% to 1.40%  48,514,422   16.36 to 27.62   1,137,569,987       3.09%      13.44% to  14.13%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                                  Contract                                                    Investment
                                  Expense                       Unit           Contract         Income          Total
                                   Rate*          Units       Fair Value     Owners' Equity     Ratio**        Return***
                               -------------   ----------   --------------   --------------   ----------   -----------------
Fidelity(R) VIP II - Contrafund(R)Portfolio - Initial Class
   2002.....................   0.80% to 1.40%  35,826,301   17.43 to 18.25     651,487,682       0.90%     -10.62% to -10.07%
   2001.....................   0.80% to 1.40%  43,074,426   19.39 to 20.40     875,745,551       0.83%     -13.48% to -12.95%
   2000.....................   0.80% to 1.40%  52,155,446   22.27 to 23.55   1,224,787,575       0.38%      -7.92% to  -7.37%
   1999.....................   0.80% to 1.40%  59,904,172   24.04 to 25.55   1,527,000,241       0.44%      22.52% to  23.26%
   1998.....................   0.80% to 1.40%  58,858,858   19.50 to 20.84   1,223,983,357       0.60%      28.16% to  28.94%

Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
   2002.....................   0.80% to 1.40%   6,029,031    7.34 to  7.59      44,374,253       1.11%     -22.94% to -22.47%
   2001.....................   0.80% to 1.40%   7,361,823    9.52 to  9.79      70,269,192       0.40%     -15.63% to -15.11%
   2000.....................   0.80% to 1.40%   9,785,418   11.29 to 11.53     110,633,049       1.45%     -18.22% to -17.73%
   1999.....................   0.80% to 1.40%  13,267,254   13.80 to 14.01     183,333,866       1.00%       2.81% to   3.44%
   1998.....................   0.80% to 1.40%  11,808,914   13.43 to 13.55     158,651,440       0.73%      22.87% to  23.62%

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
   2002.....................   0.80% to 1.40%     204,843    7.44 to  7.47       1,524,353       0.00%     -25.61% to -25.31%(a)(b)

Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
   2002.....................   0.80% to 1.40%   6,856,576    8.47 to  8.60      58,143,111       0.43%     -16.49% to -15.98%
   2001.....................   0.80% to 1.40%   6,105,234   10.14 to 10.24      61,955,222       0.00%      -2.70% to  -2.10%
   2000.....................   0.80% to 1.40%   3,284,842   10.42 to 10.46      34,238,565       0.00%       4.19% to   4.61%(a)(b)

Gartmore GVIT Emerging Markets Fund - Class I
   2002.....................   0.80% to 1.40%     263,209    6.78 to  6.88       1,788,282       0.17%     -16.42% to -15.91%
   2001.....................   0.80% to 1.40%     657,996    8.12 to  8.18       5,343,630       0.45%      -6.52% to  -5.95%
   2000.....................   0.80% to 1.40%       7,452    8.68 to  8.70          64,722       0.00%     -13.17% to -13.05%(a)(b)

Gartmore GVIT Emerging Markets Fund - Class III
   2002.....................   0.80% to 1.40%     203,046    7.50 to  7.53       1,523,661       0.51%     -24.99% to -24.69%(a)(b)

Gartmore GVIT Global Financial Services Fund - Class III
   2002.....................   0.80% to 1.40%     107,155    8.58 to  8.62         919,991       0.02%     -14.19% to -13.84%(a)(b)

Gartmore GVIT Global Health Sciences Fund - Class III
   2002.....................   0.80% to 1.40%     171,383    8.27 to  8.31       1,418,210       0.00%     -17.28% to -16.95%(a)(b)

Gartmore GVIT Global Technology and Communications Fund - Class I
   2002.....................   0.80% to 1.40%     892,288    1.91 to  1.94       1,708,163       0.86%     -43.58% to -43.24%
   2001.....................   0.80% to 1.40%     798,837    3.39 to  3.41       2,707,606       0.00%     -43.53% to -43.18%
   2000.....................   0.80% to 1.40%     291,856    6.00 to  6.01       1,750,693       0.00%     -40.03% to -39.94%(a)(b)

Gartmore GVIT Global Technology and Communications Fund - Class III
   2002.....................   0.80% to 1.40%     298,373    7.12 to  7.15       2,125,940       0.11%     -28.78% to -28.49%(a)(b)

Gartmore GVIT Global Utilities Fund - Class III
   2002.....................   0.80% to 1.40%      62,563    8.61 to  8.64         538,730       0.73%     -13.93% to -13.58%(a)(b)

                                    Contract                                                    Investment
                                    Expense                        Unit           Contract        Income          Total
                                     Rate*         Units        Fair Value     Owners' Equity     Ratio**       Return***
                                 -------------   ----------   --------------   --------------   ----------  ------------------
Gartmore GVIT Government Bond Fund - Class I
      2002 ...................   0.80% to 1.40%  15,387,215   15.69 to 16.40    252,312,055       4.37%       9.43% to  10.10%
      2001 ...................   0.80% to 1.40%  11,948,339   14.25 to 14.99    179,032,738       5.17%       5.75% to   6.39%
      2000 ...................   0.80% to 1.40%  10,784,863   13.39 to 14.17    152,585,708       5.31%      10.97% to  11.64%
      1999 ...................   0.80% to 1.40%  11,795,667   11.99 to 12.77    150,615,333       5.38%      -3.71% to  -3.13%
      1998 ...................   0.80% to 1.40%  13,254,719   12.38 to 13.26    175,749,867       5.47%       7.38% to   8.04%
   Tax qualified
      2002 ...................        1.30%       3,796,805        43.76        166,158,150       4.37%           9.54%
      2001 ...................        1.30%       3,026,477        39.95        120,910,304       5.17%           5.85%
      2000 ...................        1.30%       2,868,756        37.74        108,271,923       5.31%          11.08%
      1999 ...................        1.30%       3,473,447        33.98        118,013,762       5.38%          -3.62%
      1998 ...................        1.30%       3,353,428        35.16        117,899,426       5.47%           7.49%
   Non-tax qualified
      2002 ...................        1.30%       2,262,829        43.65         98,765,786       4.37%           9.54%
      2001 ...................        1.30%       2,026,602        39.85         80,750,598       5.17%           5.85%
      2000 ...................        1.30%       2,244,962        37.74         84,728,835       5.31%          11.08%
      1999 ...................        1.30%       2,665,502        33.89         90,323,814       5.38%          -3.62%
      1998 ...................        1.30%       4,202,514        35.25        148,142,800       5.47%           7.49%

Gartmore GVIT Growth Fund - Class I
      2002 ...................   0.80% to 1.40%   7,527,420    8.80 to 11.40     81,445,432       0.00%     -29.72% to -29.29%
      2001 ...................   0.80% to 1.40%   9,697,122   12.45 to 16.21    148,778,467       0.00%     -29.15% to -28.71%
      2000 ...................   0.80% to 1.40%  12,153,485   17.46 to 22.85    261,874,081       0.18%     -27.56% to -27.12%
      1999 ...................   0.80% to 1.40%  18,882,446   23.96 to 31.51    561,596,114       0.62%       2.82% to   3.44%
      1998 ...................   0.80% to 1.40%  24,169,563   23.17 to 30.62    698,124,047       0.80%      28.15% to  28.93%

Gartmore GVIT ID Aggressive Fund
      2002 ...................   0.80% to 1.40%     222,189    8.22 to  8.27      1,828,268       1.09%     -17.77% to -17.30%(a)(b)

Gartmore GVIT ID Conservative Fund
      2002 ...................   0.80% to 1.40%   1,455,743    9.92 to  9.98     14,443,651       2.79%      -0.81% to  -0.24%(a)(b)

Gartmore GVIT ID Moderate Fund
      2002 ...................   0.80% to 1.40%   2,118,040    9.02 to  9.07     19,115,308       1.76%      -9.79% to  -9.28%(a)(b)

Gartmore GVIT ID Moderately Aggressive Fund
      2002 ...................   0.80% to 1.40%   1,018,177    8.57 to  8.62      8,735,441       1.70%     -14.26% to -13.77%(a)(b)

Gartmore GVIT ID Moderately Conservative Fund
      2002 ...................   0.80% to 1.40%     830,335    9.52 to  9.57      7,906,829       2.34%      -4.83% to  -4.29%(a)(b)

Gartmore GVIT International Growth Fund - Class I
      2002 ...................   0.80% to 1.40%      29,445    4.85 to  4.92        143,224       0.00%     -25.17% to -24.71%
      2001 ...................   0.80% to 1.40%      34,979    6.48 to  6.53        227,067       0.38%     -29.66% to -29.22%
      2000 ...................   0.80% to 1.30%       4,075    9.22 to  9.23         37,598       0.00%      -7.79% to  -7.68%(a)(b)

Gartmore GVIT International Growth Fund - Class III
      2002 ...................   0.80% to 1.40%      89,607    7.76 to  7.79        695,629       0.00%     -22.38% to -22.06%(a)(b)

Gartmore GVIT MAS Multi Sector Bond Fund - Class I
      2002 ...................   0.80% to 1.40%   1,720,805   11.29 to 11.47     19,448,829       6.23%       5.71% to   6.35%
      2001 ...................   0.80% to 1.40%   1,227,820   10.68 to 10.79     13,121,043       6.75%       2.72% to   3.35%
      2000 ...................   0.80% to 1.40%     753,921   10.40 to 10.44      7,839,751       4.77%       3.95% to   4.37%(a)(b)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                     NOTES TO FINANCIAL STATEMENTS,Continued

                                    Contract                                                    Investment
                                    Expense                        Unit           Contract        Income          Total
                                     Rate*         Units        Fair Value     Owners' Equity     Ratio**       Return***
                                 -------------   ----------   --------------   --------------   ----------  ------------------
Gartmore GVIT Money Market Fund - Class I
      2002 ...................   0.80% to 1.40%  41,511,317   12.93 to 26.43     755,818,167      1.22%        -0.21% to 0.40%
      2001 ...................   0.80% to 1.40%  52,653,826    6.57 to 26.46     942,668,967      3.70%       -29.14% to 2.77%
      2000 ...................   0.80% to 1.40%  50,932,433    9.27 to 25.88     915,732,791      5.34%        -7.33% to 5.18%
      1999 ...................   0.80% to 1.40%  76,321,483   11.92 to 24.72   1,298,905,014      4.86%         3.38% to 4.01%
      1998 ...................   0.80% to 1.40%  57,897,451   11.46 to 23.89     971,125,395      5.50%         3.80% to 4.43%

Gartmore GVIT Nationwide(R)Leaders Fund - Class III
      2002 ...................   0.80% to 1.40%     140,893    8.37 to  8.40       1,179,449      1.10%     -16.33% to -15.99%(a)(b)

Gartmore GVIT Small Cap Growth Fund - Class I
      2002 ...................   0.80% to 1.40%   2,398,287    4.65 to  4.73      11,172,305      0.00%     -34.22% to -33.82%
      2001 ...................   0.80% to 1.40%   2,774,965    7.07 to  7.14      19,637,744      0.00%     -12.10% to -11.56%
      2000 ...................   0.80% to 1.40%   1,115,197    8.04 to  8.08       8,973,889      0.00%     -19.56% to -19.24%(a)(b)

Gartmore GVIT Small Cap Value Fund - Class I
      2002 ...................   0.80% to 1.40%  10,426,144   10.70 to 11.01     111,874,546      0.01%     -28.18% to -27.75%
      2001 ...................   0.80% to 1.40%  15,189,321   14.90 to 15.23     226,764,114      0.04%      26.47% to  27.25%
      2000 ...................   0.80% to 1.40%   8,200,471   11.78 to 11.97      96,733,922      0.00%       9.65% to  10.31%
      1999 ...................   0.80% to 1.40%   4,810,079   10.74 to 10.85      51,722,827      0.00%      26.00% to  27.00%
      1998 ...................   0.80% to 1.40%   1,598,570    8.52 to  8.56      13,630,519      0.00%     -15.00% to -14.00%

Gartmore GVIT Small Company Fund - Class I
      2002 ...................   0.80% to 1.40%  10,259,753   18.20 to 19.00     187,503,638      0.00%     -18.49% to -17.99%
      2001 ...................   0.80% to 1.40%  12,511,847   22.33 to 23.16     280,313,474      0.10%      -8.02% to  -7.46%
      2000 ...................   0.80% to 1.40%  14,297,583   24.28 to 25.03     348,024,697      0.03%       7.38% to   8.03%
      1999 ...................   0.80% to 1.40%  14,227,024   22.61 to 23.17     322,321,842      0.00%      42.01% to  42.87%
      1998 ...................   0.80% to 1.40%  17,640,531   15.92 to 16.22     281,278,853      0.00%      -0.40% to   0.20%

Gartmore GVIT Strong Mid Cap Growth Fund - Class I
      2002 ...................   0.80% to 1.40%   2,660,898    3.45 to  3.50       9,184,293      0.00%     -37.90% to -37.52%
      2001 ...................   0.80% to 1.40%   3,055,759    5.55 to  5.60      16,970,224      0.00%     -31.29% to -30.87%
      2000 ...................   0.80% to 1.40%   5,375,674    8.08 to  8.11      43,423,723      0.00%     -19.25% to -18.92%(a)(b)

Gartmore GVIT Total Return Fund - Class I
      2002 ...................   0.80% to 1.40%  10,146,387   14.10 to 16.47     166,485,649      0.83%     -18.51% to -18.02%
      2001 ...................   0.80% to 1.40%  13,185,196   17.20 to 20.22     265,553,730      0.72%     -13.06% to -12.53%
      2000 ...................   0.80% to 1.40%  16,051,622   19.66 to 23.25     372,125,058      0.60%      -3.48% to  -2.90%
      1999 ...................   0.80% to 1.40%  20,678,733   20.25 to 24.09     496,893,558      0.66%       5.45% to   6.09%
      1998 ...................   0.80% to 1.40%  22,562,966   19.09 to 22.85     514,258,088      1.06%      16.42% to  17.13%

   Tax qualified
      2002 ...................       1.30%        2,441,029       67.59          164,977,267      0.83%          -18.43%
      2001 ...................       1.30%        2,811,964       82.85          232,983,965      0.72%          -12.97%
      2000 ...................       1.30%        3,204,746       95.21          305,110,163      0.60%           -3.39%
      1999 ...................       1.30%        4,059,346       98.54          400,017,011      0.66%            5.55%
      1998 ...................       1.30%        4,459,090       93.36          416,292,389      1.06%           16.54%

   Non-tax qualified
      2002 ...................       1.30%        1,364,710       65.84           89,858,992      0.83%          -18.43%
      2001 ...................       1.30%        1,664,242       80.72          134,339,234      0.72%          -12.97%
      2000 ...................       1.30%        2,074,432       92.75          192,412,090      0.60%           -3.39%
      1999 ...................       1.30%        2,763,449       96.00          265,304,098      0.66%            5.55%
      1998 ...................       1.30%        3,296,114       90.95          299,795,145      1.06%           16.54%

                                    Contract                                                    Investment
                                    Expense                       Unit            Contract       Income           Total
                                      Rate*        Units        Fair Value     Owners' Equity    Ratio**        Return***
                                 -------------   ----------   --------------   --------------   ----------  ------------------
Gartmore GVIT Turner Growth Focus Fund - Class I
      2002 ...................   0.80% to 1.40%     471,889    2.14 to  2.17      1,012,335       0.00%     -43.66% to -43.32%
      2001 ...................   0.80% to 1.40%   1,136,075    3.80 to  3.83      4,320,795       0.00%     -39.89% to -39.52%
      2000 ...................   0.80% to 1.40%     325,513    6.32 to  6.33      2,058,443       0.00%     -36.77% to -36.68%(a)(b)

Gartmore GVIT Turner Growth Focus Fund - Class III
      2002 ...................   0.80% to 1.40%     131,428    7.48 to  7.51        983,837       0.00%     -25.17% to -24.87%(a)(b)

Gartmore GVIT U.S.Growth Leaders Fund - Class III
      2002 ...................   0.80% to 1.40%      38,325    8.17 to  8.20        313,433       0.00%     -18.29% to -17.96%(a)(b)

Janus AS - Capital Appreciation Portfolio - Service Shares
      2002 ...................   0.80% to 1.40%   6,806,637    5.02 to  5.10     34,232,639       0.28%     -17.11% to -16.60%
      2001 ...................   0.80% to 1.40%   9,548,813    6.06 to  6.12     57,892,929       0.88%     -22.93% to -22.46%
      2000 ...................   0.80% to 1.40%   8,545,714    7.86 to  7.89     67,188,846       1.43%     -21.40% to -21.09%(a)(b)

Janus AS - Global Technology Portfolio - Service II Shares
      2002 ...................   0.80% to 1.40%     330,773    7.09 to  7.12      2,345,727       0.00%     -29.12% to -28.83%(a)(b)

Janus AS - Global Technology Portfolio - Service Shares
      2002 ...................   0.80% to 1.40%   3,550,055    2.42 to  2.46      8,594,761       0.00%     -41.76% to -41.41%
      2001 ...................   0.80% to 1.40%   7,619,692    4.15 to  4.19     31,652,697       0.55%     -38.20% to -37.82%
      2000 ...................   0.80% to 1.40%   6,665,928    6.72 to  6.74     44,781,489       1.26%     -32.84% to -32.57%(a)(b)

Janus AS - International Growth Portfolio - Service II Shares
      2002 ...................   0.80% to 1.40%     646,682    7.74 to  7.77      5,004,178       0.39%     -22.65% to -22.33%(a)(b)

Janus AS - International Growth Portfolio - Service Shares
      2002 ...................   0.80% to 1.40%   3,173,860    4.35 to  4.42     13,840,520       0.54%     -26.80% to -26.35%
      2001 ...................   0.80% to 1.40%   5,559,505    5.95 to  6.01     33,096,406       0.73%     -24.51% to -24.05%
      2000 ...................   0.80% to 1.40%   5,575,707    7.88 to  7.91     43,940,893       6.60%     -21.22% to -20.90%(a)(b)

Neuberger Berman AMT - Growth Portfolio(R)
      2002 ...................   0.80% to 1.40%   7,698,064    9.76 to 26.11    153,833,660       0.00%     -32.13% to -31.72%
      2001 ...................   0.80% to 1.40%  10,799,050   14.30 to 38.43    306,052,926       0.00%     -31.34% to -30.92%
      2000 ...................   0.80% to 1.40%  13,936,461   20.70 to 55.92    563,039,721       0.00%     -12.89% to -12.36%
      1999 ...................   0.80% to 1.40%  12,251,817   23.62 to 64.13    590,386,511       0.00%      48.29% to  49.19%
      1998 ...................   0.80% to 1.40%  14,885,916   15.83 to 43.20    484,066,898       0.00%      13.91% to  14.60%

Neuberger Berman AMT - Guardian Portfolio - I Class Shares
      2002 ...................   0.80% to 1.40%   3,171,959    7.38 to  7.59     23,476,909       0.85%     -27.48% to -27.04%
      2001 ...................   0.80% to 1.40%   4,484,103   10.18 to 10.41     45,734,504       0.60%      -2.90% to  -2.30%
      2000 ...................   0.80% to 1.40%   3,562,207   10.48 to 10.65     37,395,138       0.55%      -0.28% to   0.33%
      1999 ...................   0.80% to 1.40%   4,537,424   10.51 to 10.62     47,738,197       0.39%      13.32% to  14.01%
      1998 ...................   0.80% to 1.40%   4,080,239    9.28 to  9.31     37,860,012       0.00%      -7.24% to  -6.86%(a)(b)

Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
      2002 ...................   0.80% to 1.40%   8,258,426   13.89 to 21.48    142,681,972       4.63%       3.86% to   4.50%
      2001 ...................   0.80% to 1.40%   8,080,794   13.29 to 20.66    132,414,159       5.72%       7.25% to   7.91%
      2000 ...................   0.80% to 1.40%   7,529,063   12.32 to 19.24    118,958,164       6.64%       5.30% to   5.93%
      1999 ...................   0.80% to 1.40%   9,336,869   11.63 to 18.26    140,271,542       5.93%       0.06% to   0.67%
      1998 ...................   0.80% to 1.40%  11,838,062   11.55 to 18.23    178,618,383       6.35%       2.93% to   3.56%

                                                                     (Continued)

                       NATIONWIDE VARIABLE ACCOUNT-II
                   NOTES TO FINANCIAL STATEMENTS,Continued

                         Contract                                                    Investment
                         Expense                        Unit           Contract        Income           Total
                          Rate*          Units       Fair Value     Owners' Equity     Ratio**        Return***
                      -------------   ----------   --------------   --------------   ----------   -----------------
Neuberger Berman AMT - Partners Portfolio(R)
   2002............   0.80% to 1.40%  10,763,542   14.11 to 17.39     186,221,915       0.57%     -25.21% to -24.75%
   2001............   0.80% to 1.40%  13,271,405   18.75 to 23.23     306,818,501       0.40%      -4.20% to  -3.61%
   2000............   0.80% to 1.40%  15,596,919   19.46 to 24.22     376,199,275       0.81%      -0.70% to  -0.10%
   1999............   0.80% to 1.40%  21,442,633   19.48 to 24.37     520,638,508       1.24%       5.87% to   6.51%
   1998............   0.80% to 1.40%  28,998,215   18.29 to 22.99     664,853,673       0.43%       2.75% to   3.38%

Oppenheimer Aggressive Growth Fund/VA - Initial Class
   2002............   0.80% to 1.40%   4,980,792    3.74 to  3.80      18,660,610       0.67%     -28.80% to -28.37%
   2001............   0.80% to 1.40%   6,975,880    5.25 to  5.31      36,678,338       0.85%     -32.24% to -31.82%
   2000............   0.80% to 1.40%  11,693,759    7.75 to  7.78      90,675,620       0.00%     -22.49% to -22.17% (a) (b)

Oppenheimer Bond Fund/VA - Initial Class
   2002............   0.80% to 1.40%  13,606,303   14.61 to 23.00     247,141,316       7.33%       7.55% to   8.21%
   2001............   0.80% to 1.40%  15,690,317   13.50 to 21.36     263,233,422       7.50%       6.27% to   6.92%
   2000............   0.80% to 1.40%  15,613,185   12.63 to 20.08     245,812,715       7.98%       4.62% to   5.25%
   1999............   0.80% to 1.40%  19,088,514   12.00 to 19.18     288,325,886       4.92%      -2.90% to  -2.31%
   1998............   0.80% to 1.40%  21,701,582   12.28 to 19.73     338,265,787       1.55%       5.31% to   5.95%

Oppenheimer Capital Appreciation Fund/VA - Initial Class
   2002............   0.80% to 1.40%  12,583,296   10.88 to 11.25     137,424,259       0.64%     -27.88% to -27.44%
   2001............   0.80% to 1.40%  16,326,806   15.09 to 15.51     247,044,846       0.65%     -13.81% to -13.28%
   2000............   0.80% to 1.40%  18,754,596   17.51 to 17.88     329,017,823       0.13%      -1.62% to  -1.02%
   1999............   0.80% to 1.40%  11,706,336   17.80 to 18.07     208,633,917       0.28%      39.67% to  40.52%
   1998............   0.80% to 1.40%   4,975,804   12.74 to 12.86      63,461,627       0.47%      22.27% to  23.01%

Oppenheimer Global Securities Fund/VA - Initial Class
   2002............   0.80% to 1.40%  19,239,592   17.82 to 19.54     360,616,517       0.58%     -23.23% to -22.76%
   2001............   0.80% to 1.40%  23,483,483   23.17 to 25.43     571,268,506       0.72%     -13.28% to -12.75%
   2000............   0.80% to 1.40%  28,160,751   26.56 to 29.29     788,738,754       0.29%       3.63% to   4.25%
   1999............   0.80% to 1.40%  30,115,619   25.48 to 28.24     813,162,162       0.92%      56.27% to  57.22%
   1998............   0.80% to 1.40%  31,381,268   16.20 to 18.05     541,887,739       2.11%      12.51% to  13.19%

Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
   2002............   0.80% to 1.40%   3,496,934    6.36 to  6.47      22,280,163       0.75%     -19.94% to -19.45%
   2001............   0.80% to 1.40%   2,949,192    7.95 to  8.03      23,454,073       0.48%     -11.43% to -10.88%
   2000............   0.80% to 1.40%   1,467,078    8.97 to  9.01      13,164,811       0.00%     -10.29% to  -9.93% (a) (b)

Oppenheimer Multiple Strategies Fund/VA - Initial Class
   2002............   0.80% to 1.40%   8,670,954   15.33 to 22.73     169,953,878       3.70%     -11.66% to -11.12%
   2001............   0.80% to 1.40%  11,167,226   17.24 to 25.70     245,234,141       3.91%       0.78% to   1.40%
   2000............   0.80% to 1.40%  12,317,917   17.01 to 25.48     268,196,591       4.69%       4.96% to   5.59%
   1999............   0.80% to 1.40%  14,388,482   16.11 to 24.25     299,370,649       3.48%      10.23% to  10.90%
   1998............   0.80% to 1.40%  17,569,316   14.52 to 21.98     332,255,606       0.95%       5.16% to   5.80%

Strong Opportunity Fund II, Inc.
   2002............   0.80% to 1.40%  16,110,284   17.07 to 28.12     403,963,377       0.34%     -27.84% to -27.40%
   2001............   0.80% to 1.40%  20,735,773   23.51 to 38.94     714,099,312       0.58%      -5.06% to  -4.48%
   2000............   0.80% to 1.40%  23,556,577   24.56 to 40.88     851,662,988       0.00%       5.11% to   5.75%
   1999............   0.80% to 1.40%  26,685,316   23.28 to 38.94     920,186,932       0.00%      33.02% to  33.83%
   1998............   0.80% to 1.40%  30,261,597   17.39 to 29.24     785,787,758       0.24%      11.95% to  12.63%

                         Contract                                                    Investment
                         Expense                        Unit           Contract        Income           Total
                          Rate*          Units       Fair Value     Owners' Equity     Ratio**        Return***
                      -------------   ----------   --------------   --------------   ----------   -----------------
Strong VIF - Strong Discovery Fund II
   2002............   0.80% to 1.40%   4,412,647   11.97 to 17.90      73,328,599       0.00%     -13.25% to -12.72%
   2001............   0.80% to 1.40%   5,530,289   13.72 to 20.61     105,645,293       0.71%       2.62% to   3.25%
   2000............   0.80% to 1.40%   6,350,091   13.29 to 20.06     117,770,844       0.00%       2.94% to   3.56%
   1999............   0.80% to 1.40%   7,493,723   12.83 to 19.47     134,889,615       0.00%       3.62% to   4.25%
   1998............   0.80% to 1.40%  10,033,431   12.31 to 18.77     174,821,916       0.00%       5.76% to   6.40%

Strong VIF - Strong International Stock Fund II
   2002............   0.80% to 1.40%   2,668,379    5.45 to  5.66      14,603,968       3.33%     -27.57% to -27.13%
   2001............   0.80% to 1.40%   3,252,169    7.53 to  7.77      24,558,447       0.00%     -23.24% to -22.77%
   2000............   0.80% to 1.40%   4,251,347    9.81 to 10.06      41,799,422       0.00%     -40.37% to -40.01%
   1999............   0.80% to 1.40%   6,077,599   16.44 to 16.77     100,151,173       0.20%      84.59% to  85.71%
   1998............   0.80% to 1.40%   4,173,986    8.91 to  9.03      37,239,813       1.22%      -6.11% to  -5.54%

Van Eck WIT - Worldwide Bond Fund
   2002............   0.80% to 1.40%   4,136,893   12.27 to 16.90      62,492,689       0.00%      19.95% to  20.68%
   2001............   0.80% to 1.40%   2,997,727   10.17 to 14.07      37,681,153       4.50%      -6.43% to  -5.86%
   2000............   0.80% to 1.40%   4,384,243   10.80 to 15.03      58,463,785       5.18%       0.45% to   1.06%
   1999............   0.80% to 1.40%   4,986,867   10.69 to 14.94      66,818,028       4.58%      -9.11% to  -8.56%
   1998............   0.80% to 1.40%   6,703,898   11.69 to 16.42      99,394,762       0.89%      11.18% to  11.85%

Van Eck WIT - Worldwide Emerging Markets Fund
   2002............   0.80% to 1.40%   5,964,059    5.98 to  6.21      35,821,395       0.25%      -4.26% to  -3.68%
   2001............   0.80% to 1.40%   6,836,908    6.25 to  6.44      42,859,924       0.00%      -3.19% to  -2.60%
   2000............   0.80% to 1.40%   7,394,990    6.46 to  6.62      47,868,776       0.00%     -42.68% to -42.33%
   1999............   0.80% to 1.40%  13,485,153   11.27 to 11.47     152,188,161       0.00%      97.49% to  98.68%
   1998............   0.80% to 1.40%   6,133,902    5.70 to  5.77      35,029,520       1.08%     -35.05% to -34.66%

Van Eck WIT - Worldwide Hard Assets Fund
   2002............   0.80% to 1.40%   3,463,167    9.75 to 11.96      38,122,503       0.82%      -4.19% to  -3.61%
   2001............   0.80% to 1.40%   3,093,490   10.18 to 12.47      35,847,578       1.21%     -11.71% to -11.17%
   2000............   0.80% to 1.40%   4,035,755   11.48 to 14.11      52,845,806       1.25%       9.85% to  10.52%
   1999............   0.80% to 1.40%   5,295,188   10.39 to 12.83      63,153,428       1.56%      19.31% to  20.03%
   1998............   0.80% to 1.40%   6,382,166    8.65 to 10.74      63,789,886       0.75%     -31.94% to -31.52%

Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
   2002............   0.80% to 1.40%   1,362,649   11.34 to 11.72      15,504,147       8.08%       7.69% to   8.35%
   2001............   0.80% to 1.40%     945,006   10.53 to 10.82       9,974,855       8.46%       8.55% to   9.21%
   2000............   0.80% to 1.40%   1,115,155    9.70 to  9.91      10,839,641      11.00%       9.84% to  10.50%
   1999............   0.80% to 1.40%   1,078,274    8.83 to  8.97       9,536,726      12.21%      27.57% to  28.34%
   1998............   0.80% to 1.40%   1,259,942    6.92 to  6.99       8,731,807      10.62%     -29.38% to -28.95%

Van Kampen UIF - U.S. Real Estate Portfolio - Class A
   2002............   0.80% to 1.40%   6,388,968   19.83 to 20.38     127,217,556       3.13%      -2.18% to  -1.58%
   2001............   0.80% to 1.40%   6,412,848   20.27 to 20.71     130,424,768       3.79%       8.30% to   8.96%
   2000............   0.80% to 1.40%   6,536,820   18.72 to 19.01     122,699,794       29.48%     26.28% to  27.04%
   1999............   0.80% to 1.40%   6,794,105   14.83 to 14.96     100,938,969       6.70%      -4.73% to  -4.15%
   1998............   0.80% to 1.40%  10,231,761   15.56 to 15.62     159,479,629       0.18%     -12.86% to -12.33%
                                                                      -----------

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                 Contract
                                                              Owners' Equity
                                                             ---------------
2002 Reserves for annuity contracts in payout phase: .....        10,470,739
                                                             ---------------
2002 Contract owners' equity .............................   $ 9,986,015,760
                                                             ===============

2001 Reserves for annuity contracts in payout phase: .....        16,323,563
                                                             ---------------
2001 Contract owners' equity .............................   $14,643,768,219
                                                             ===============

2000 Reserves for annuity contracts in payout phase: .....        19,364,642
                                                             ---------------
2000 Contract owners' equity .............................   $19,090,847,996
                                                             ===============

1999 Reserves for annuity contracts in payout phase: .....        17,428,340
                                                             ---------------
1999 Contract owners' equity .............................   $23,415,344,916
                                                             ===============

1998 Reserves for annuity contracts in payout phase: .....        13,331,328
                                                             ---------------
1998 Contract owners' equity .............................   $20,672,674,408
                                                             ===============

        * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the underlying mutual fund option and year indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented. See note 4 for total return by underlying mutual fund and product options for the current period.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated by these symbols.

================================================================================



                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (collectively the "Company") as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



KPMG LLP


Columbus, Ohio
January 30, 2003

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2002               2001
============================================================================================================================

ASSETS:
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $23,134.3 in 2002; $17,961.6 in 2001)                  $ 24,169.0          $ 18,370.8
    Equity securities (cost $85.1 in 2002; $83.0 in 2001)                                        84.3                94.0
  Mortgage loans on real estate, net                                                          7,923.2             7,113.1
  Real estate, net                                                                              116.6               172.0
  Policy loans                                                                                  629.2               591.1
  Other long-term investments                                                                   137.5               125.0
  Short-term investments, including amounts managed by a related party                        1,210.3             1,011.3
----------------------------------------------------------------------------------------------------------------------------
                                                                                             34,270.1            27,477.3
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                              0.9                22.6
Accrued investment income                                                                       328.7               306.7
Deferred policy acquisition costs                                                             2,971.1             3,189.0
Other assets                                                                                  1,243.6               646.0
Assets held in separate accounts                                                             47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                          $ 31,679.8          $ 25,216.0
Short-term debt                                                                                   -                 100.0
Long-term debt, payable to Nationwide Financial Services, Inc.                                  600.0               300.0
Other liabilities                                                                             2,985.8             2,307.9
Liabilities related to separate accounts                                                     47,208.2            59,513.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             82,473.8            87,436.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 11, 16 and 17)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 shares;
    3.8 shares issued and outstanding                                                             3.8                 3.8
  Additional paid-in capital                                                                    171.1               646.1
  Retained earnings                                                                           2,979.6             2,863.1
  Accumulated other comprehensive income                                                        394.3               204.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,548.8             3,717.7
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 86,022.6          $ 91,154.6
============================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)

                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2002            2001           2000
===========================================================================================================================
REVENUES:
  Policy charges                                                              $    973.8       $ 1,017.3      $ 1,091.4
  Life insurance premiums                                                          259.9             251.1          240.0
  Net investment income                                                          1,838.5         1,724.7        1,653.9
  Net realized (losses) gains on investments, hedging instruments and hedged items:
      Unrelated parties                                                           (107.6)          (62.7)         (19.4)
      Related parties                                                               23.2            44.4            -
  Other                                                                              8.8             8.2           11.1
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,996.6         2,983.0        2,977.0
---------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
  Interest credited to policyholder account values                               1,241.2         1,238.7        1,182.4
  Other benefits and claims                                                        326.0           280.3          241.6
  Policyholder dividends on participating policies                                  45.2            41.7           44.5
  Amortization of deferred policy acquisition costs                                670.1           347.9          352.1
  Interest expense on debt, primarily with a related party                          36.0             6.2            1.3
  Other operating expenses                                                         508.6           439.3          472.0
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,827.1         2,354.1        2,293.9
---------------------------------------------------------------------------------------------------------------------------

    Income from continuing operations before federal income taxes and
    cumulative effect of adoption of accounting principles                         169.5           628.9          683.1
Federal income tax expense                                                           8.7           161.2          207.3
---------------------------------------------------------------------------------------------------------------------------
    Income from continuing operations before cumulative effect of adoption of
    accounting principles                                                          160.8           467.7          475.8
Income (loss) from discontinued operations, net of tax                               0.7             1.2           (0.5)
Cumulative effect of adoption of accounting principles, net of tax                   -              (7.1)           -
---------------------------------------------------------------------------------------------------------------------------
    Net income                                                                $    161.5      $    461.8     $    475.3
===========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2002, 2001 and 2000
                                  (in millions)

                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================

Balance as of December 31, 1999                  $ 3.8       $ 766.1      $ 2,011.0         $ (15.9)        $ 2,765.0

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -               (50.0)         -               (50.0)
                                                                                                          ---------------
-----------------------------------------------------------------------------------------------------------
Balance as of December 31, 2000                  $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            461.8             -               461.8
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -              98.2              98.2
    Cumulative effect of adoption of
      accounting principles, net of tax            -             -              -              (1.4)             (1.4)
    Accumulated net losses on cash flow
      hedges, net of tax                           -             -              -              (8.8)             (8.8)
                                                                                                          ---------------
  Total comprehensive income                                                                                    549.8
                                                                                                          ---------------
Dividends to shareholder                           -             -               (35.0)         -               (35.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                  $ 3.8      $  646.1      $ 2,863.1        $  204.7         $ 3,717.7
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            161.5             -               161.5
    Net unrealized gains on securities
      available-for-sale arising during
      the year, net of tax                         -             -              -             178.6             178.6
    Accumulated net gains on cash flow
      hedges, net of tax                           -             -              -              11.0              11.0
                                                                                                          ---------------
  Total comprehensive income                                                                                    351.1
                                                                                                          ---------------
Returns of capital to shareholder                  -          (475.0)           -               -              (475.0)
Dividends to shareholder                           -             -               (45.0)         -               (45.0)
-------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                  $ 3.8      $  171.1      $ 2,979.6        $  394.3         $ 3,548.8
=========================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows
                                  (in millions)

                                                                                                Years ended December 31,
                                                                                     ----------------------------------------------
                                                                                          2002            2001           2000
===================================================================================================================================
Cash flows from operating activities:
  Net income                                                                          $    161.5     $      461.8   $      475.3
  Adjustments to reconcile net income to net cash provided by operating activities:
      (Income) loss from discontinued operations                                            (0.7)           (1.2)           0.5
      Interest credited to policyholder account values                                   1,241.2         1,238.7        1,182.4
      Capitalization of deferred policy acquisition costs                                 (648.2)         (743.0)        (778.9)
      Amortization of deferred policy acquisition costs                                    670.1           347.9          352.1
      Amortization and depreciation                                                         (0.7)          (31.5)         (12.7)
      Realized losses (gains) on investments, hedging instruments and hedged items:
          Unrelated parties                                                                107.6            62.7           19.4
          Related parties                                                                  (23.2)          (44.4)           -
     Cumulative effect of adoption of accounting principles                                  -              10.9            -
      Increase in accrued investment income                                                (22.0)          (55.3)         (12.8)
     (Increase) decrease in other assets                                                  (606.1)         (271.8)         (95.7)
      Increase (decrease) in policy liabilities                                             36.2            33.0           (0.3)
      Increase in other liabilities                                                        426.9           302.8          234.2
      Other, net                                                                            33.0             8.3           22.3
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by continuing operations                                       1,375.6         1,318.9        1,385.8
        Net cash provided by (used in) discontinued operations                               0.7             1.7           (1.7)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                        1,376.3         1,320.6        1,384.1
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                3,887.7         3,933.9        2,988.7
  Proceeds from sale of securities available-for-sale                                    1,534.9           497.2          582.1
  Proceeds from repayments of mortgage loans on real estate                              1,009.0         1,204.4          911.7
  Proceeds from sale of real estate                                                         56.8            29.1           18.7
  Proceeds from sale of limited partnership to related party                                54.5           158.9            -
  Proceeds from repayments of policy loans and sale of other invested assets                58.3            68.9           79.3
  Cost of securities available-for-sale acquired                                        (9,874.5)       (7,123.6)      (3,475.5)
  Cost of mortgage loans on real estate acquired                                        (1,810.2)       (2,123.1)      (1,318.0)
  Cost of real estate acquired                                                              (2.0)           (0.4)          (7.1)
  Short-term investments, net                                                             (193.1)         (568.7)         (26.5)
  Disposal of subsidiary, net of cash                                                      (20.0)            -              -
  Collateral received - securities lending, net                                            158.9           791.6            -
  Other, net                                                                              (303.8)         (192.2)        (182.3)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in continuing operations                                          (5,443.5)       (3,324.0)        (428.9)
        Net cash provided by discontinued operations                                         -               0.6           19.8
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                           (5,443.5)       (3,323.4)        (409.1)
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows from financing activities:
  Net change in short-term debt                                                           (100.0)          (18.7)         118.7
  Net proceeds from issuance of long-term debt to Nationwide Financial Services, Inc.      300.0           300.0            -
  Capital returned to shareholder                                                         (475.0)            -           (120.0)
  Cash dividends paid to shareholder                                                       (35.0)          (35.0)        (100.0)
  Increase in investment and universal life insurance product account values             6,278.9         5,976.7        4,517.0
  Decrease in investment and universal life insurance product account values            (1,923.4)       (4,216.0)      (5,377.1)
-----------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by (used in) financing activities                              4,045.5         2,007.0         (961.4)
-----------------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                            (21.7)            4.2           13.6
Cash, beginning of year                                                                     22.6            18.4            4.8
-----------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                       $    0.9     $        22.6  $        18.4
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 14 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

(1)       Organization and Description of Business

          Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc.
          (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC sells its products through a diverse network of distribution channels, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions, Nationwide Provident agents and Nationwide agents.

          Wholly owned  subsidiaries of NLIC include Nationwide Life and Annuity
          Insurance   Company   (NLAIC)  and  Nationwide   Investment   Services
          Corporation.

(2)       Summary of Significant Accounting Policies

          The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S.
          (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 13.

          In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

          The most significant estimates include those used in determining deferred policy acquisition costs (DAC) for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

          (a)  Consolidation Policy

               The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling interest. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a lower discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at lower market interest rates.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

          Mortgage  loans on real  estate are  carried  at the unpaid  principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

          The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the
          derivative  expires,  or  is  sold,   terminated  or  exercised,   the
          derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

          When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

          Prior to the January 1, 2001 adoption of SFAS 133, defined in note 2(k), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheets, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the calculation of DAC on investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC asset related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC on individual variable annuity business is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          For other investment products and universal life insurance products, DAC is unlocked each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value. The investment income and gains or losses of these accounts accrue directly to the contractholders. For certain contracts offered through separate accounts, the Company guarantees the contractholder a minimum return. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 15% in 2002 (17% in 2001 and 21% in 2000) of the Company's life insurance in-force, 59% of the number of life insurance policies in-force in 2002 (63% in 2001 and 66% in 2000), and 9% of life insurance statutory premiums in 2002 (9% in 2001 and 8% in 2000). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (i)  Federal Income Tax

          Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

          As a result of NFS' acquisition of Nationwide Life Insurance Company of America (NLICA) and subsidiaries on October 1, 2002, under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns; NLICA and its direct life insurance company subsidiaries will file a consolidated federal income tax return; and the direct non-life insurance companies under NLICA will file a consolidated federal income tax return, until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries.

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (k)  Recently Issued Accounting Pronouncements

          In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position and currently expects to adopt FIN 46 on July 1, 2003. See note 19 for transitional disclosures pertaining to VIE relationships in which the Company has a significant variable interest.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transitional components of FIN 45 by the Company on December 15, 2002 resulted in the inclusion of transition disclosures in note 17. The adoption of the remaining components of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 is not expected to have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 14, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

     (m)  Reclassification

          Certain items in the 2001 and 2000 consolidated financial statements and related footnotes have been reclassified to conform to the 2002 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (3)  Investments

          The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2002 and 2001 were:

                                                                                   Gross         Gross
                                                                  Amortized      unrealized    unrealized     Estimated
         (in millions)                                               cost          gains         losses       fair value
         ==================================================================================================================

         December 31, 2002:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   64.4        $  0.3    $
                                                                        774.3                                       838.4
             Obligations of states and political subdivisions            20.8          1.1           -               21.9
             Debt securities issued by foreign governments               39.3          2.7           -               42.0
             Corporate securities                                    14,143.5        934.5         116.6         14,961.4
             Mortgage-backed   securities   -  U.S.   Government      3,808.9        157.3         154.8          3,811.4
              backed
             Asset-backed securities                                  4,347.5        146.5           0.1          4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     23,134.3      1,306.5         271.8         24,169.0
           Equity securities                                             85.1          7.1           7.9             84.3
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 23,219.4    $ 1,313.6       $ 279.7       $ 24,253.3
         ==================================================================================================================

         December 31, 2001:
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies             $                 $   23.1     $     0.5    $
                                                                        263.2                                       285.8
             Obligations of states and political subdivisions             7.6          0.3           -                7.9
             Debt securities issued by foreign governments               41.8          2.6           -               44.4
             Corporate securities                                    11,769.8        470.6         176.5         12,063.9
             Mortgage-backed securities - U.S. Government backed      2,012.3         67.8           3.7          2,076.4
             Asset-backed securities                                  3,866.9         76.7          51.2          3,892.4
         ------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                     17,961.6        641.1         231.9         18,370.8
           Equity securities                                             83.0         11.0           -               94.0
         ------------------------------------------------------------------------------------------------------------------
                 Total                                             $ 18,044.6      $ 652.1       $ 231.9       $ 18,464.8
         ==================================================================================================================


          As of December 31, 2002, the Company had unrealized losses on fixed maturity securities available-for-sale of $271.8 million, including $7.3 million related to securities that had a fair value that was less than 80% of amortized cost as of December 31, 2002 and 2001. As part of the Company's normal assessment of other-than-temporary impairments of investments, as described in note 2(b), each of these securities were evaluated and no further impairments were deemed necessary as of December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              Amortized       Estimated
         (in millions)                                                                          cost          fair value
         ==================================================================================================================
         Fixed maturity securities available for sale:
            Due in one year or less                                                          $    1,100.2     $       965.0
            Due after one year through five years                                                 6,769.6           7,155.4
            Due after five years through ten years                                                5,107.7           5,553.1
            Due after ten years                                                                   2,000.4           2,190.2
         ------------------------------------------------------------------------------------------------------------------
         ------------------------------------------------------------------------------------------------------------------
                 Subtotal                                                                        14,977.9          15,863.7
             Mortgage-backed securities - U.S. Government backed                                  3,808.9           3,811.4
             Asset-backed securities                                                              4,347.5           4,493.9
         ------------------------------------------------------------------------------------------------------------------
                 Total                                                                        $  23,134.3       $  24,169.0
         ==================================================================================================================

          The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

         (in millions)                                                                           2002            2001
         ==================================================================================================================
         Unrealized gains, before adjustments and taxes                                         $ 1,033.9         $ 420.2
         Adjustment to deferred policy acquisition costs                                           (300.6)          (94.9)
         Adjustment to future policy benefits and claims                                           (133.2)         -
         Deferred federal income tax                                                               (210.0)         (113.9)
         ------------------------------------------------------------------------------------------------------------------
                  Net unrealized gains                                                          $   390.1         $ 211.4
         ==================================================================================================================

          An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

         (in millions)                                                          2002              2001            2000
         ==================================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                            $ 625.5           $ 212.0         $ 280.5
           Equity securities                                                      (11.8)              5.5            (2.5)
         ------------------------------------------------------------------------------------------------------------------
                  Net change                                                    $ 613.7           $ 217.5         $ 278.0
         ==================================================================================================================

          Proceeds from the sale of securities available-for-sale during 2002, 2001 and 2000 were $1.53 billion, $497.8 million and $602.0 million, respectively. During 2002, gross gains of $42.0 million ($31.3 million and $12.4 million in 2001 and 2000, respectively) and gross losses of $16.6 million ($10.1 million and $15.4 million in 2001 and 2000, respectively) were realized on those sales.

          The Company had $28.0 million and $25.2 million of real estate investments as of December 31, 2002 and 2001, respectively, that were non-income producing the preceding twelve months.

          Real estate is presented at cost less accumulated depreciation of $18.6 million as of December 31, 2002 ($22.0 million as of December 31, 2001). The carrying value of real estate held for disposal totaled $46.0 million and $33.4 million as of December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The recorded investment of mortgage loans on real estate considered to be impaired was $27.4 million as of December 31, 2002 ($29.9 million as of December 31, 2001), which includes $10.9 million ($5.3 million as of December 31, 2001) of impaired mortgage loans on real estate for which the related valuation allowance was $2.5 million ($1.0 million as of December 31, 2001) and $16.5 million ($24.6 million as of December 31, 2001) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2002, the average recorded investment in impaired mortgage loans on real estate was $5.5 million ($7.9 million in 2001) and interest income recognized on those loans totaled $0.1 million in 2002 ($0.4 million in 2001) which is equal to interest income recognized using a cash-basis method of income recognition.

          Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Allowance, beginning of year                                           $ 42.9           $ 45.3          $ 44.4
           Additions (reductions) charged (credited) to operations                 1.5             (1.2)            4.1
           Direct write-downs charged against the allowance                       (1.0)            (1.2)           (3.2)
           Allowance on acquired mortgage loans                                    -                -               -
         -------------------------------------------------------------------------------------------------------------------
              Allowance, end of year                                            $ 43.4           $ 42.9          $ 45.3
         ===================================================================================================================

          An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
           Securities available-for-sale:
             Fixed maturity securities                                          $ 1,332.5        $ 1,181.1      $ 1,095.5
             Equity securities                                                        1.9              1.8            2.6
           Mortgage loans on real estate                                            563.8            527.9          494.5
           Real estate                                                               26.8             33.1           32.2
           Short-term investments                                                    12.6             28.0           26.0
           Derivatives                                                              (79.6)           (19.7)           3.9
           Other                                                                     31.0             20.9           49.3
         -------------------------------------------------------------------------------------------------------------------
               Gross investment income                                            1,889.0          1,773.1        1,704.0
         Less investment expenses                                                    50.5             48.4           50.1
         -------------------------------------------------------------------------------------------------------------------
               Net investment income                                            $ 1,838.5        $ 1,724.7      $ 1,653.9
         ===================================================================================================================

          An analysis of net realized losses on investments, hedging instruments and hedged items from continuing operations, by source follows for the years ended December 31:

          (in millions)                                                                 2002          2001          2000
          ===================================================================================================================
          UNRELATED PARTIES:
              Realized gains on sales, net of hedging losses:
                 Fixed maturity securities, available-for-sale                        $    42.0    $     30.1     $     7.4
                 Hedging losses on fixed maturity sales                                   (41.1)         (1.5)          -
                 Equity securities, available-for-sale                                      -             1.2           5.0
                 Real estate                                                               14.0           3.3           3.5
                 Mortgage loans on real estate                                              3.2          11.2           0.2
                 Mortgage loan hedging losses                                              (1.2)         (8.1)          -
                 Other                                                                      0.1           1.2           1.8
          -------------------------------------------------------------------------------------------------------------------
                     Total realized gains on sales - unrelated parties                     17.0          37.4          17.9
          -------------------------------------------------------------------------------------------------------------------

              Realized losses on sales, net of hedging gains:
                 Fixed maturity securities, available-for-sale                            (15.7)         (9.3)        (15.1)
                 Hedging gains on fixed maturity sales                                     10.7           0.1           -
                 Equity securities, available-for-sale                                     (0.9)         (0.8)         (0.3)
                 Real estate                                                               (3.0)         (1.4)         (0.9)
                 Mortgage loans on real estate                                             (3.3)         (0.6)         (2.6)
                 Mortgage loans hedging gains                                               0.9           -             -
                 Other                                                                     (1.0)         (7.7)         (0.3)
          -------------------------------------------------------------------------------------------------------------------
                     Total realized losses on sales - unrelated parties                   (12.3)        (19.7)        (19.2)
          -------------------------------------------------------------------------------------------------------------------

              Derivatives, excluding hedging gains and losses on sales                      8.0           0.2          (2.7)

              Other-than-temporary impairments:
                 Fixed maturity securities, available-for-sale                           (111.6)        (66.1)        (10.5)
                 Equity securities, available-for-sale                                      -           (13.8)          -
                 Real estate                                                               (2.4)          -            (3.3)
                 Mortgage loans on real estate                                             (6.3)         (0.7)         (1.6)
          -------------------------------------------------------------------------------------------------------------------
                       Total other-than-temporary impairments                            (120.3)        (80.6)        (15.4)
          -------------------------------------------------------------------------------------------------------------------

          Total - unrelated parties                                                      (107.6)        (62.7)        (19.4)

           Related parties - gain on sale of limited partnership                           23.2          44.4           -
          -------------------------------------------------------------------------------------------------------------------
               Net realized losses on investments, hedging instruments and hedged
                 items                                                                $   (84.4)    $   (18.3)     $  (19.4)
          ===================================================================================================================

          Fixed maturity securities with an amortized cost of $7.3 million as of December 31, 2002 and $6.6 million as of December 31, 2001 were on deposit with various regulatory agencies as required by law.

          As of  December  31,  2002 and  2001 the  Company  had  pledged  fixed maturity securities with a fair value of $152.4 million and $112.3 million, respectively, as collateral to various derivative counterparties.

          As of December 31, 2002 and 2001 the Company held collateral of $413.1 million and $18.0 million, respectively, on derivative transactions. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          As of December 31, 2002 and 2001, the Company had loaned securities with a fair value of $950.5 million and $775.5 million, respectively. As of December 31, 2002 and 2001 the Company held collateral of $974.5 million and $791.6 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

     (4)  Deferred Policy Acquisition Costs

          As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

          Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity - $213.4 million, Institutional Products - $7.8 million and Life Insurance - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

     (5)  Short-term Debt

          NLIC has established a $500 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had no commercial paper outstanding as of December 31, 2002 and $100.0 million outstanding, at an average effective rate of 1.90%, as of December 31, 2001. See also note 15.

          The Company paid interest on short-term debt totaling $0.7 million, $5.3 million and $1.3 million in 2002, 2001 and 2000, respectively, including 0.5 million to NFS in 2002.

     (6)  Long-term Debt, payable to Nationwide Financial Services, Inc.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. Principal and interest payments are subject to prior approval by the superintendent of insurance of the State of Ohio.

          The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002, none in 2001.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

     (7)  Derivative Financial Instruments

          QUALITATIVE DISCLOSURE

          Interest Rate Risk Management

          The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

          Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

          Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

          As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

          With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

          Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

          In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

          The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce fluctuations in variable rate income on the investments, thereby creating fixed rate investments.

          Foreign Currency Risk Management

          In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a variable U.S. dollar rate.

          For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month libor.

          The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

          Non-Hedging Derivatives

          From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

          The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns, to replicate a higher yielding bond. The credit default swaps do not receive hedge accounting treatment.

          QUANTITATIVE DISCLOSURE

          Fair Value Hedges

          During the years ended December 31, 2002 and 2001, gains of $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

          Cash Flow Hedges

          For the year ended December 31, 2002, the ineffective portion of cash flow hedges was a gain of $1.8 million, and was immaterial in 2001. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

          The Company anticipates reclassifying less than $0.1 million in losses out of AOCI over the next 12-month period.

          As of December 31, 2002, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. During 2002 and 2001, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

          Other Derivative Instruments, Including Embedded Derivatives

          Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2002 and 2001 include a loss of $2.2 million and $1.6 million, respectively, related to other derivative instruments, including embedded derivatives. For the years ended December 31, 2002 and 2001, a gain of $120.4 million and a loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An offsetting loss of $119.6 million and a gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The notional amount of derivative financial instruments outstanding as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                                2002         2001
         ===================================================================================================================
          Interest rate swaps:
            Pay fixed/receive variable rate swaps hedging investments                            $   2,206.5  $  1,952.3
            Pay variable/receive fixed rate swaps hedging investments                                  229.7       698.4
            Pay variable/receive variable rate swaps hedging investments                               221.0       197.8
            Other contracts hedging investments                                                        690.8        523.0

         Cross currency interest rate swaps:
             Hedging foreign currency denominated investments                                          111.0        56.1
             Hedging foreign currency denominated liabilities                                        3,963.6     2,500.4
         Interest rate futures contracts                                                             4,250.9     6,019.4
         -------------------------------------------------------------------------------------------------------------------
               Total                                                                             $  11,673.5  $ 11,947.4
         ===================================================================================================================


     (8)  Federal Income Tax

          Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, inlcuding the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. Also, see note 2(i) for a discussion of changes related to the Company's federal income tax consolidation group.

          The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2002 and 2001 were as follows:

         (in millions)                                                                              2002          2001
         ===================================================================================================================
         Deferred tax assets:
           Equity securities                                                                      $    -     $       6.5
           Mortgage loans on real estate and real estate                                               -             7.5
           Future policy benefits                                                                    102.0           8.2
           Liabilities in separate accounts                                                          447.6         482.5
           Derivatives                                                                               118.6          93.0
           Other                                                                                      40.1          81.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax assets                                                               708.3         679.5
           Less valuation allowance                                                                   (7.0)         (7.0)
         -------------------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                                 701.3         672.5
         -------------------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                                 402.2         173.0
           Equity securities and other investments                                                    37.4          31.7
           Deferred policy acquisition costs                                                         762.0         861.3
           Derivatives                                                                                78.4          91.5
           Deferred tax on realized investment gains                                                   -            26.1
           Other                                                                                      50.5          68.8
         -------------------------------------------------------------------------------------------------------------------
             Gross deferred tax liabilities                                                        1,330.5       1,252.4
         -------------------------------------------------------------------------------------------------------------------
                Net deferred tax liability                                                       $   629.2     $   579.9
         ===================================================================================================================

          In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2002.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company's current federal income tax liability was $176.4 million and $186.2 million as of December 31, 2002 and 2001, respectively.

          Federal  income tax expense  attributable  to income  from  continuing
          operations   before   cumulative  effect  of  adoption  of  accounting
          principles for the years ended December 31 was as follows:


         (in millions)                                                             2002            2001           2000
         ===================================================================================================================
         Current                                                                  $  63.7         $   32.2       $   77.6
         Deferred                                                                   (55.0)           129.0          129.7
         -------------------------------------------------------------------------------------------------------------------
            Federal income tax expense                                           $    8.7          $ 161.2        $ 207.3
         ===================================================================================================================

          The customary relationship between federal income tax (benefit) expense and pre-tax (loss) income from continuing operations before cumulative effect of adoption of accounting principles does not exist in 2002. This is a result of the impact of the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) compared to the level of pre-tax earnings.

          Total federal income tax expense for the years ended December 31, 2002, 2001 and 2000 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                             2002                     2001                    2000
                                                     ----------------------   ----------------------  ----------------------
         (in millions)                                  Amount        %          Amount        %         Amount        %
         ===================================================================================================================
         Computed (expected) tax expense                  $59.3      35.0         $220.1      35.0        $239.1      35.0
         Tax exempt interest and dividends
           received deduction                             (38.9)    (22.9)         (48.8)     (7.7)        (24.7)     (3.6)
         Income tax credits                               (12.7)     (7.5)         (11.5)     (1.8)         (8.0)     (1.2)
         Other, net                                         1.0       0.5            1.4       0.1           0.9       0.1
         -------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)         $  8.7       5.1         $161.2      25.6        $207.3      30.3
         ===================================================================================================================

          Total federal income tax paid (refunded) was $71.0 million, $(45.4) million and $74.6 million during the years ended December 31, 2002, 2001 and 2000, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return, as described in note 2(i).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (9)  Comprehensive Income

          Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                           2002             2001            2000
         ===================================================================================================================
         Unrealized gains on securities available-for-sale arising
            during the period:
            Gross                                                              $  527.5         $  164.0        $  264.5
            Adjustment to deferred policy acquisition costs                      (205.7)           (71.7)          (74.0)
            Adjustment to future policy benefits and claims                      (133.2)             -               -
            Related federal income tax expense                                    (66.0)           (32.3)          (66.7)
         -------------------------------------------------------------------------------------------------------------------
               Net unrealized gains                                               122.6             60.0           123.8
         -------------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net losses on
            securities available-for-sale realized during the period:
            Gross                                                                  86.2             58.7            13.5
            Related federal income tax benefit                                    (30.2)           (20.5)           (4.7)
         -------------------------------------------------------------------------------------------------------------------
               Net reclassification adjustment                                     56.0             38.2             8.8
         -------------------------------------------------------------------------------------------------------------------

         Other comprehensive income on securities available-for-sale              178.6             98.2           132.6
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net gain (loss) on cash flow hedges:
            Gross                                                                  16.9            (13.5)            -
            Related federal income tax (expense) benefit                           (5.9)             4.7             -
         -------------------------------------------------------------------------------------------------------------------
              Other comprehensive income (loss) on cash flow hedges                11.0             (8.8)            -
         -------------------------------------------------------------------------------------------------------------------

         Accumulated net loss on transition adjustments:
               Transition adjustment - SFAS 133                                     -               (5.6)            -
               Transition adjustment - EITF 99-20                                   -                3.5             -
               Related federal income tax benefit                                   -                0.7             -
         -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive loss on transition adjustments                 -               (1.4)            -
         -------------------------------------------------------------------------------------------------------------------
                Total other comprehensive income                              $   189.6         $   88.0         $ 132.6
         ===================================================================================================================

          Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2002 and 2001 and, therefore, are not reflected in the table above.

     (10) Fair Value of Financial Instruments

          The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

          Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

          The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

          In estimating its fair value disclosures, the Company used the following methods and assumptions:

               Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

               Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

               Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

               Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

               Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

               Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

               Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 11.

               Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

               Futures contracts: The fair value for futures contracts is based on quoted market prices.

          Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         2002                             2001
                                                            -------------------------------  -------------------------------
                                                               Carrying       Estimated         Carrying       Estimated
         (in millions)                                          amount        fair value         amount        fair value
         ===================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                      $ 24,169.0      $ 24,169.0       $ 18,370.8      $ 18,370.8
               Equity securities                                    84.3            84.3             94.0            94.0
             Mortgage loans on real estate, net                  7,923.2         8,536.4          7,113.1         7,293.3
             Policy loans                                          629.2           629.2            591.1           591.1
             Short-term investments                              1,210.3         1,210.3          1,011.3         1,011.3
           Cash                                                      0.9             0.9             22.6            22.6
           Assets held in separate accounts                     47,208.2        47,208.2         59,513.0        59,513.0

         Liabilities:
           Investment contracts                                (25,276.3)      (23,634.1)       (19,549.5)      (18,421.0)
           Policy reserves on life insurance contracts          (6,403.5)       (6,479.6)        (5,666.5)       (5,524.4)
           Collateral received - securities lending and
               derivatives                                      (1,363.6)       (1,363.6)          (809.6)         (809.6)
           Short-term debt                                           -               -             (100.0)         (100.0)
           Long-term debt, payable to NFS                         (600.0)         (600.0)          (300.0)         (300.0)
           Liabilities related to separate accounts            (47,208.2)      (45,524.6)       (59,513.0)      (58,387.3)

         Derivative financial instruments:
           Interest rate swaps hedging assets                     (141.2)         (141.2)            (5.6)           (5.6)
           Cross currency interest rate swaps                      325.1           325.1            (66.0)          (66.0)
           Futures contracts                                       (45.7)          (45.7)           (33.0)          (33.0)
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (11) Risk Disclosures

          The following is a description of the most significant risks facing the Company and how it mitigates those risks:

          Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

          Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

          Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U. S., thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

          Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

          Commitments  to fund  fixed  rate  mortgage  loans on real  estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $252.5 million extending into 2003 were outstanding as of December 31, 2002. The Company also had $77.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2002.

          Notional  amounts  of  derivative  financial  instruments,   primarily
          interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2002, the Company's credit risk from these derivative financial instruments was $73.3 million, net of $387.1 million of cash collateral and $25.9 million in securities pledged as collateral.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2002, 76% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit (GMDB) claims, which may require the Company to accelerate the amortization of DAC.

          The Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value, which could result in additional GMDB claims. As of December 31, 2002, the net amount at risk, defined as the excess of the death benefit over the account value, was $6.55 billion before reinsurance and $2.96 billion net of reinsurance. As of December 31, 2002, the Company's reserve for GMDB claims was $13.7 million

          Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the
          U. S. As of December 31, 2002, the Company has a diversified portfolio with no more than 22% in any geographic area and no more than 1% with any one borrower. As of December 31, 2002, 33% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

          Significant Business Concentrations: As of December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or
          geographic   area  in  which  business  is  conducted  that  makes  it
          vulnerable to an event which could cause a severe impact to the Company's financial position.

          Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 17, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

          Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $362.3 million as of December 31, 2002. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

          Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

     (12) Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan

          The Company is a participant, together with other affiliated companies except for Nationwide Provident, in pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

          Pension costs charged to operations by the Company during the years ended December 31, 2002, 2001 and 2000 were $10.0 million, $5.0 million and $1.9 million, respectively. The Company has recorded a pension liability of $0.5 million as of December 31, 2002 compared to a prepaid pension asset of $9.4 million as of December 31, 2001.

          In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

          The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

          The Company's accrued postretirement benefit expense as of December 31, 2002 and 2001 was $51.9 million and $53.8 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2002, 2001 and 2000 was $3.5 million, $2.9 million and $3.8 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2002 and 2001 follows:

                                                                         Pension Benefits         Postretirement Benefits
                                                                    --------------------------- ----------------------------
         (in millions)                                                  2002          2001           2002          2001
         ===================================================================================================================
         Change in benefit obligation:
             Benefit obligation at beginning of year                $   2,132.2    $  1,981.7    $     314.0   $
                                                                                                                     276.4
             Service cost                                                 103.3          89.3           13.2          12.6
             Interest cost                                                135.6         129.1           22.5          21.4
             Participant contributions                                      -             -              4.0           3.3
             Plan amendment                                               (11.5)         27.7         (117.7)          0.2
             Actuarial (gain) loss                                        (13.1)         (5.8)          54.0          20.2
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
             Impact of settlement/curtailment                             (12.7)          -              -             -
         -------------------------------------------------------------------------------------------------------------------
                Benefit obligation at end of year                       2,236.2       2,132.2          269.7         314.0
         ===================================================================================================================

         Change in plan assets:
             Fair value of plan assets at beginning of year             2,200.7       2,337.1          119.7         119.4
             Actual return on plan assets                                (142.4)        (46.6)         (12.7)         (0.2)
             Employer contribution                                          4.3           -             16.2          17.3
             Participant contributions                                      -             -              4.0           3.3
             Benefits paid                                                (97.6)        (89.8)         (20.3)        (20.1)
         -------------------------------------------------------------------------------------------------------------------
                Fair value of plan assets at end of year                1,965.0       2,200.7          106.9         119.7
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   (271.2)         68.5         (162.8)       (194.3)
         Unrecognized prior service cost                                   33.6          49.5         (116.9)          0.2
         Unrecognized net losses (gains)                                  225.9         (79.3)          71.9          (4.0)
         Unrecognized net (asset) obligation at transition                 (3.8)         (5.1)           0.1           0.8
         -------------------------------------------------------------------------------------------------------------------
                Prepaid (accrued) benefit cost, net                 $     (15.5)      $  33.6       $ (207.7)    $  (197.3)

         ===================================================================================================================

          Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase 3% per year. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

          Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

          Pension costs in 2002 and December 31, 2002 pension liabilities include curtailment charges and gains calculated for the disposal of a segment of participants. Settlement credits of $10.0 million were directly assigned to NMIC and no costs were assigned to the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ---------------------------   ---------------------------
                                                                       2002          2001            2002          2001
         ===================================================================================================================
         Weighted average discount rate                               6.00%         6.50%           6.60%         7.25%
         Rate of increase in future compensation levels               4.50%         4.75%             -             -
         Assumed health care cost trend rate:
               Initial rate                                             -             -             11.30%1       11.00%
               Ultimate rate                                            -             -              5.70%1        5.50%
               Declining period                                         -             -            11 Years       4 Years
         -------------------------------------------------------------------------------------------------------------------
         ----------
         1         The 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.39%.

          The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                            2002            2001            2000
         ===================================================================================================================
         Service cost (benefits earned during the period)                    $       103.3       $    89.3       $    81.4
         Interest cost on projected benefit obligation                                135.6          129.1           125.3
         Expected return on plan assets                                             (178.6)         (183.8)         (184.5)
         Recognized gains                                                                 -           (7.8)          (11.8)
         Amortization of prior service cost                                                            3.2             3.2
                                                                                   4.4
         Amortization of unrecognized transition asset                                                (1.3)           (1.3)
                                                                                  (1.3)
         -------------------------------------------------------------------------------------------------------------------
            Net periodic pension cost                                        $         63.4      $    28.7       $    12.3
         ===================================================================================================================

          A curtailment gain of $19.8 million was recognized in 2000 as the result of a former affiliate of NMIC ending its participation in the pension plan.

          Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                        2002          2001          2000
         ===================================================================================================================
         Weighted average discount rate                                                 6.50%         6.75%        7.00%
         Rate of increase in future compensation levels                                 4.75%         5.00%        5.25%
         Expected long-term rate of return on plan assets                               8.25%         8.00%        8.25%
         -------------------------------------------------------------------------------------------------------------------

          The plan's investment strategy was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

          The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:

         (in millions)                                                                  2002          2001          2000
         ====================================================================================================================
         Service cost (benefits attributed to employee service during the year)        $  13.2        $ 12.6        $ 12.2
         Interest cost on accumulated postretirement benefit obligation                   22.4          21.4          18.7
         Expected return on plan assets                                                   (9.2)         (9.6)         (7.9)
         Amortization of unrecognized transition obligation of affiliates                  0.6           0.6           0.6
         Net amortization and deferral                                                    (0.4)         (0.4)         (1.3)
         --------------------------------------------------------------------------------------------------------------------
             NPPBC                                                                     $  26.6        $ 24.6        $ 22.3
         ====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2002, 2001 and 2000 were as follows:

                                                                                        2002          2001          2000
         ====================================================================================================================
         Discount rate                                                                  7.25%         7.50%         7.80%
         Long-term rate of return on plan assets                                        7.75%         8.00%         8.30%
         Assumed health care cost trend rate:
            Initial rate                                                               11.30%        11.00%        13.00%
            Ultimate rate                                                               5.70%         5.50%         5.50%
            Declining period                                                          11 Years       4 Years       5 Years
         --------------------------------------------------------------------------------------------------------------------

          Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2002 and on the NPPBC for the year ended December 31, 2002 was not calculated.

          The Company, together with other affiliated companies, sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to this plan totaled $5.7 million, $5.6 million and $4.4 million for 2002, 2001 and 2000, respectively, including amounts related to discontinued operations that are immaterial.

     (13) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

          The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

          The statutory capital and surplus of NLIC as of December 31, 2002 and 2001 was $1.61 billion and $1.76 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2002, 2001 and 2000 was $92.5 million, $83.1 million and $158.7 million, respectively.

          The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLIC and NLAIC. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

          The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2002 no dividends could be paid by NLIC without prior approval.

          In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

          The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


     (14) Related Party Transactions

          During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

          NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $4.50 billion and $4.68 billion as of December 31, 2002 and 2001, respectively. Total revenues from these contracts were $143.3 million, $150.7 million and $156.8 million for the years ended December 31, 2002, 2001 and 2000, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $114.8 million, $122.5 million and $135.8 million for the years ended December 31, 2002, 2001 and 2000, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

          As discussed in more detail in note 2(i), through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC and beginning October 1, 2002, will file a consolidated federal income tax return with NLICA. Total payments to (from) NMIC were $71.0 million, $(45.4) million and $74.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2002, 2001 and 2000 were $325.0 million, $200.7 million and $170.1 million, respectively, while benefits, claims and expenses ceded were $328.4 million, $210.1 million and $171.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2002, 2001 and 2000, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $135.6 million, $139.8 million and $150.3 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

          Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.9 million, $26.4 million and $31.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

          The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2002, 2001 and 2000, the Company made lease payments to NMIC and its subsidiaries of $20.2 million, $18.7 million and $14.1 million, respectively.

          The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2002 and 2001, the Company had no borrowings from affiliated entities under such agreements. During 2002 and 2001, the most the Company had outstanding at any given time was $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.3 million and $0.2 million for 2002 and 2001, respectively. Transactions under the agreements during 2000 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

          The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $87.0 million and $54.8 million as of December 31, 2002 and 2001, respectively,  and  are  included  in  short-term  investments  on the
          accompanying   consolidated  balance  sheets.  For  the  years  ending
          December 31, 2002, 2001 and 2000, the Company paid NCMC fees and expenses totaling $0.3 million, $0.4 million and $0.3 million, respectively.

          Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2002 were $50.3 million, $52.9 million and $65.0 million, respectively.

          Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2002, total GGI funds in the Company's products were $12.21 billion. For the year ended December 31, 2002, GGI paid the Company $38.8 million for the distribution and servicing of these funds.

          During 2002, NLIC paid a dividend of $35.0 million and dividends in the form of return of capital of $475.0 million to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


          In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

          In December 2001, NLIC sold NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC sold NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. The Company made interest payments on surplus notes to NFS totaling $30.1 million in 2002 and none in 2001. In addition, the Company made interest payments on unsecured notes to NFS totaling $0.5 million in 2002.

     (15) Bank Lines of Credit

          The Company has available as a source of funds a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700 million agreement and a 364 day $300 million agreement with a group of financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2002. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500 million commercial paper program. Therefore, availability under the aggregate $1 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC did not have any commercial paper outstanding as of December 31, 2002.

     (16) Contingencies

          On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint seeks to bring a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which plaintiff contends were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, the Company and the other named defendants filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court denied plaintiffs' motion to add new persons as named plaintiffs, but granted Marcus Shore's request to withdraw as named plaintiff, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting the Company's and the other defendants' motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for the Company was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the court's orders (a) granting the defendants' motion for summary judgment; and (b) denying plaintiff's motion for leave to amend the complaint to add three new named plaintiffs. The Company's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. The Company intends to defend this lawsuit vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



          On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. Plaintiffs seek to represent a class of retirement plans that purchased variable annuities from NLIC to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA; that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the funds originally included in the plaintiff's annuities with "inferior" funds because the new funds purportedly paid higher fees to the Company. The amended complaint seeks disgorgement of the fees allegedly received by the Company and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. The Company is opposing that motion. The Company's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against the Company concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to the Company. The Company intends to defend this lawsuit vigorously.

          There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

     (17) Securitization Transactions

          During 2002, the Company sold credit enhanced equity interests in Tax Credit Funds to unrelated third parties for $125.3 million and recognized $6.8 million of income. The Company guaranteed cumulative after-tax yield to unrelated third party investors ranging from 5.15% to 5.25%. These guarantees are in effect for approximately 15 years. The Tax Credit Funds will provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by cash reserves established by the Company at the inception of the transactions.

          The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $368.7 million. The Company does not anticipate making any payments related to the guarantees.

          At the time of the sales, $4.9 million of net sale proceeds were set aside as reserves for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the reserve is released, and during 2002, $0.5 million of stabilization reserves were released into income.

          To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it can recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



     (18) Segment Information

          The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
          Individual Annuity, Institutional Products and Life Insurance. During the second quarter of 2002, the Company paid a dividend to NFS that resulted in the disposal of a portion of the business that had been reported in the Corporate segment (see note 14). As a result, this business has been reported as discontinued operations. Also, structured products transactions previously reported in the Corporate segment are now reported in the Institutional Products segment. Amounts reported for all periods have been revised to reflect these changes and to conform to the 2002 presentation.

          The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

          The Institutional Products segment is comprised of the Company's Private and Public Sector pension plans, medium-term note program and structured products transactions. The Private Sector includes the 401(k) business generated through fixed and variable annuities. The Public Sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

          The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

          In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of operating income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2002, 2001 and 2000.

                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2002:
         Net investment income                   $   668.5    $      800.2      $    328.6     $      41.2    $   1,838.5
         Other operating revenue                     526.2           177.9           537.7             0.7        1,242.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,194.7           978.1           866.3            41.9        3,081.0
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           505.9           548.9           186.4             -          1,241.2
         Amortization of deferred policy
            acquisition costs                        528.2            53.7            88.2             -            670.1
         Interest expense on debt                      -               -               -              36.0           36.0
         Other benefits and expenses                 283.4           172.1           420.2             4.1          879.8
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses            1,317.5           774.7           694.8            40.1        2,827.1
         -------------------------------------------------------------------------------------------------------------------
         Operating (loss) income before
            federal income taxes 1                  (122.8)          203.4           171.5             1.8          253.9
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (84.4)         (84.4)
         -------------------------------------------------------------------------------------------------------------------
         (Loss) income from continuing
            operations before federal income
            taxes and cumulative effect of
            adoption      of      accounting   $    (122.8)   $      203.4      $    171.5    $              $      169.5
         principles                                                                                  (82.6)
         ===================================================================================================================

         Assets as of year end                   $ 40,830.0     $ 30,440.7       $ 9,676.3       $ 5,075.6     $ 86,022.6
         ===================================================================================================================
         ---------
          1    Excludes net realized gains and losses on investments not related
               to   securitizations,   hedging  instruments  and  hedged  items,
               discontinued  operations  and  cumulative  effect of  adoption of accounting principles.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                Individual    Institutional        Life
         (in millions)                           Annuity         Products       Insurance       Corporate        Total
         ===================================================================================================================
         2001:
         Net investment income                $      534.7    $      847.5      $    323.3    $       19.2    $   1,724.7
         Other operating revenue                     556.0           209.4           511.5             1.6        1,278.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,090.7         1,056.9           834.8            20.8        3,003.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           433.2           627.8           177.7             -          1,238.7
         Amortization of deferred policy
            acquisition costs                        220.0            47.6            80.3             -            347.9
         Interest expense on debt                      -               -               -               6.2            6.2
         Other benefits and expenses                 206.1           170.2           387.1            (2.1)         761.3
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              859.3           845.6           645.1             4.1        2,354.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   231.4           211.3           189.7            16.7          649.1
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (20.2)         (20.2)
         -------------------------------------------------------------------------------------------------------------------
         Income (loss) from continuing
            operations before federal income
            taxes and cumulative effect of
           adoption      of       accounting  $      231.4    $      211.3      $    189.7    $       (3.5)     $
         principles                                                                                                 628.9
         ===================================================================================================================
                                                                                                          2
         Assets as of year end                  $ 43,885.4     $  34,130.1      $  9,129.0      $  4,010.1     $ 91,154.6
         ===================================================================================================================
         2000:
         Net investment income                $      482.0    $      827.4      $    289.2    $       55.3     $  1,653.9
         Other operating revenue                     625.9           251.6           462.1             2.9        1,342.5
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1              1,107.9         1,079.0           751.3            58.2
                                                                                                                  2,996.4
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                           396.4           628.8           157.2             -          1,182.4
         Amortization of deferred policy
            acquisition costs                        238.7            49.2            64.2             -            352.1
         Interest expense on debt                      -               -               -               1.3            1.3
         Other benefits and expenses                 192.1           181.0           368.8            16.2          758.1
         -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses              827.2           859.0           590.2            17.5        2,293.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income taxes 1                   280.7           220.0           161.1            40.7          702.5
         Net realized losses on investments,
            hedging instruments and hedged
            items                                      -               -               -             (19.4)         (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income from continuing operations
            before federal income taxes and
            cumulative effect of adoption of
            accounting principles             $      280.7    $      220.0     $     161.1    $       21.3   $      683.1
         ===================================================================================================================
                                                                                                          3
         Assets as of year end                  $ 45,422.5      $ 37,217.3      $  8,103.3      $  1,824.2    $ 92,567.3
         ===================================================================================================================

         ----------

          1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

          2    Includes  $24.8  million  of  assets   related  to   discontinued
               operations.

          3    Includes  $22.5  million  of  assets   related  to   discontinued
               operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

          The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

     (19) Variable Interest Entities

          As of December 31, 2002, the Company had investments of $71.0 million in Tax Credit Funds for the purpose of generating favorable after-tax investment returns for the Company. These Tax Credit Funds and those that the Company has sold to others with a guarantee of the cumulative after-tax return, which are described in more detail in note 17, may be considered a VIE in accordance with FIN 46. See note 2(k). The Company's maximum exposure to loss as a result of its involvement in these VIEs is $439.6 million, which is comprised of the carrying value of the Tax Credit Funds held by the Company for its own use and the maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees.

     (20) Subsequent Event

          On February 13, 2003, NFS contributed as additional paid-in capital $200.0 million cash to NLIC for general corporate purposes.

         PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  Financial Statements:


                           Nationwide Variable Account-II:

                               Independent Auditors' Report.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2002.

                               Statements of Operations for the year ended
                               December 31, 2002.

                               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2002 and 2001.

                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:

                               Independent Auditors' Report.
                               Consolidated Balance Sheets as of December
                               31, 2002 and 2001.
                               Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000.
                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2002, 2001 and 2000.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                         (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

                         (2)   Not Applicable

                         (3) Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously with Registration Statement (SEC File No. 2-75079) and hereby incorporated by reference.

                         (4) The form of the variable annuity contract - Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.

                         (5) Variable Annuity Application - Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.

                         (6) Articles of Incorporation of Depositor - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

                         (7)   Not Applicable.

                         (8)   Not Applicable

                         (9) Opinion of Counsel - Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.

                         (10)  Not Applicable

                         (11)  Not Applicable

                         (12)  Not Applicable

                         (13) Performance Advertising Calculation Schedule - Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.

Item 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR

               W.G. Jurgensen, Director, Chairman of the Board and Chief Executive Officer
               Joseph J. Gasper, Director, President and Chief Operating Officer Patricia R. Hatler, Executive Vice President, General Counsel and Secretary
               Richard D. Headley, Executive Vice President
               Donna A. James, Executive Vice President-Chief Administrative Officer
               Michael C. Keller, Executive Vice President-Chief Information Officer
               Douglas C. Robinette, Executive Vice President-Corporate Strategy Robert A. Rosholt, Executive Vice President-Finance and Investments
               John R. Cook, Jr., Senior Vice President-Chief Communications Officer
               David A. Diamond, Senior Vice President-Corporate Strategy
               Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide Financial
               David K. Hollingsworth, Senior Vice
               President-President-Nationwide Insurance Sales
               David R. Jahn, Senior Vice President-Product Management
               Richard A. Karas, Senior Vice President-Sales-Financial Services Gregory S. Lashutka, Senior Vice President-Corporate Relations Gary D. McMahan, Senior Vice President
               Michael D. Miller, Senior Vice President-NI Finance
               Brian W. Nocco, Senior Vice President and Treasurer
               Mark D. Phelan, Senior Vice President-Technology and Operations Kathleen D. Ricord, Senior Vice President-Marketing and Strategy John S. Skubik, Senior Vice President-Consumer Finance
               Mark R. Thresher, Senior Vice President-Chief Financial Officer Richard M. Waggoner, Senior Vice President-Operations
               Susan A. Wolken, Senior Vice President-Product Management and Nationwide Financial Marketing
               James G. Brocksmith, Jr., Director
               Henry S. Holloway, Director
               James F. Patterson, Director
               Gerald D. Prothro, Director
               Joseph A. Alutto, Director
               Donald L. McWhorter, Director
               Arden L. Shisler, Director
               Alex Shumate, Director
               Lydia M. Marshall, Director
               David O. Miller, Director

               The business address of the Directors and Officers of the Depositor is:

               One Nationwide Plaza
               Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               *Subsidiaries for which separate financial statements are filed **Subsidiaries included in the respective consolidated financial statements
               ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
               ****Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            Registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a
                                                                                broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a
                                                                                broker-dealer and investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to
  Massachusetts                                                                 Provident Mutual Companies in
                                                                                Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas        Texas                                   Established to grant proper licensing to
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The corporation is a third-party administrator
                                                                                providing record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The corporation is an investment advisor registered
                                                                                with the Securities and Exchange Commission
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The corporation is a broker-dealer
                                                                                registered with the National Association
                                                                                of Securities Dealers, a self-regulatory
                                                                                body of the Securities and Exchange
                                                                                Commission
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The corporation is a captive reinsurer.
                                        Islands
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The corporation is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The corporation provides general printing services
                                                                                to its affiliated companies as well as to
                                                                                unaffiliated companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General  Agency Company        Iowa                                    The corporation acts as a managing general agent and
                                                                                surplus lines broker for property and casualty
                                                                                insurance products.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The corporation engages in the direct Company
                                                                                marketing of property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The corporation is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The corporation underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The corporation acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with CCMIC for the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The corporation engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO  Insurance Company               Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The corporation is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The corporation is a holding company of a group
                                                                                engaged in the management of pension fund assets,
                                                                                unit trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     England                                 To market insurance products and to carry on
                                                                                business in the fields of life, pension, house,
                                                                                motor, marine, fire, employers' liability, accident
                                                                                and other insurance; to act as insurance brokers and
                                                                                consultants and as agents for effecting insurance
                                                                                and obtaining policies in respect of all and every
                                                                                kind of risk and against death, injury or loss
                                                                                arising out of, or through, or in connection with
                                                                                any accidents and against loss or damage to real or
                                                                                personal property.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The corporation is a small captive insurance
                                                                                brokerage firm serving principally, but not
                                                                                exclusively, the "traditional" agent producers of
                                                                                CalFarm Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The corporation assists agents and affiliated
                                                                                companies in account completion for marketing
                                                                                CalFarm Products.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Calfarm Insurance Company             California                              The corporation is a California-based multi-line
                                                                                insurance corporation that writes agricultural,
                                                                                commercial, personal and individual health coverages
                                                                                and benefits from the sponsorship of the California
                                                                                Farm Bureau.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                This company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual                Texas                                   The corporation underwrites non-standard automobile
  Insurance Company                                                             and motorcycle insurance and various other
                                                                                commercial liability coverage in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The corporation is an insurance agency that sells
                                                                                and services commercial insurance. The corporation
                                                                                also provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the corporation is to create a
                                                                                captive distribution network through which
                                                                                affiliates can sell multi-manager investment
                                                                                products, insurance products and sophisticated
                                                                                estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England & Wales                         The corporation is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objective.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Dinamica Participacoes SA             Brazil                                  The company participates in other companies related
                                                                                to the registrant's international operations.

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   To sell property and casualty insurance products
  LLC                                                                           including, but not limited to, automobile or other
                                                                                vehicle insurance and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency                  California                              The Company places pet insurance business written by
                                                                                Vetrinary Pet Insurance Company outside of
                                                                                California with National Casualty Company
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The corporation is an insurance agency that
                                                                                places business not written by the Farmland
                                                                                Insurance Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England & Wales                         Currently inactive
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The corporation is an insurance agency marketing
  Agency of Alabama, Inc.                                                       life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The corporation is an insurance agency marketing
  Agency of Ohio, Inc.                                                          life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The corporation is an insurance agency marketing
  Agency of Oklahoma, Inc.                                                      life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The corporation is an insurance agency marketing
  Agency of Texas, Inc.                                                         life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The corporation is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The corporation administers the deferred
                                                                                compensation plan for the public employees of the
                                                                                State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England & Wales                         The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Asset Management, Inc.       Delaware                                The company serves as a registered investment
                                                                                advisor/performing equity investment functions.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England & Wales                         The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services, Inc.  Delaware                                The corporation is a limited broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers, LLC       Delaware                                This is a limited liability company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey,                                 The company is engaged in investment administration
  International Limited                 Channel Islands                         and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England & Wales                         The company is engaged in authorized unit trust
                                                                                management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                This company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                                The company acts as a holding company for the
  Management Trust                                                              Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England & Wales                         The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England & Wales                         The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment                   England & Wales                         The company is an investment holding company and
  Management plc                                                                provides services to other companies within the
                                                                                Gartmore Group.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                 The company is engaged in marketing support.
  GmbH
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England                                 The company isengaged in investment holding.
  Limited
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The corporation provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is engaged in the business of
                                                                                investment management.
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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley and Associates,       Oregon                                  The corporation brokers or places book value
  Inc.                                                                          maintenance agreements (wrap contracts) and
                                                                                guaranteed I contracts (GICs) for collective
                                                                                investment trusts and accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital               Oregon                                  The corporation is an investment advisor and stable
  Management, Inc.                                                              value money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial             Oregon                                  The corporation is a holding company.
  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital          Delaware                                The trust acts as a registered investment advisor.
  Trust
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees             England & Wales                         The company is the trustee of the Gartmore
  Limited                                                                       Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview LLC                Delaware                                The company provides customized solutions, in the
                                                                                form of expert advise and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Secretaries (Jersey) Ltd.    Jersey, Channel                         The company acts as a nominee. The company is
                                        Islands                                 dormant.
------------------------------------------------------------------------------------------------------------------------------------

  Gartmore Securities Limited           England & Wales                         The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The corporation is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England & Wales                         The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------

  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing worker's and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The corporation provides self-insurance
  Nevada                                                                        administration, claims examining and data processing
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The corporation provides worker's
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------

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


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The corporation provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The corporation is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The corporation is an insurance agency marketing
  York, Inc.                                                                    life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The corporation acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Fund                    Delaware                                This is an open-end diversified management company
                                                                                that serves as an investment medium for the variable
                                                                                life policies and variable annuity of NLICA and
                                                                                NLAICA.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Investment Management   Pennsylvania                            This is an inactive company.
  Company
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The corporation provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The corporation underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 This company is currently inactive.
  America, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The corporation administers deferred compensation
  Inc.                                                                          plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making Company (name
                                                                                change) residential (1-4 family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  It is a shell insurer with no active policies or
  Company of America                                                            liabilities.
------------------------------------------------------------------------------------------------------------------------------------

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


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi- family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agency, Inc.               Ohio                                    The corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of this company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England & Wales                         This company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The corporation underwrites non-standard auto and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This is a holding company that funds/owns commercial
                                                                                mortgage loans for an interim basis, hedges the
                                                                                loans during the ownership period, and then sells
                                                                                the loans as part of a securitization to generate a
                                                                                profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The corporation buys and sells investment securities
  Company                                                                       of a short-term nature as agent for other
                                                                                corporations, foundations, and insurance company
                                                                                separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company hold investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The corporation acts primarily as a holding company
                                                                                for entities affiliated with NMIC and NMFIC.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The corporation acts as an administrator of
  Company                                                                       structured settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The corporation engages in the business of an
  Distributors Agency, Inc.                                                     insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The corporation engages in the business of an
  Distributors Agency, Inc. of New                                              insurance agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The corporation engages in the business of an
  Distributors Insurance Agency, Inc.                                           insurance agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The corporation is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------

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


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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The corporation acts primarily as a holding company
                                                                                for companies within the Nationwide organization
                                                                                that offer or distribute long-term savings and
                                                                                retirement products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The corporation contributes to non-profit activities
                                                                                and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General                    Ohio                                    The corporation transacts a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc., in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The corporation is a holding company for
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Japan, Inc.         Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Limited             Hong Kong                               The corporation is a holding company for Asian
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Health Plans, Inc.         Ohio                                    The corporation operates as a Health Insurance
                                                                                Corporation (HIC).
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Holdings, SA               Brazil                                  The purpose of the company is to participate in
                                                                                other companies related to the registrant's
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This corporation performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company          Ohio                                    Acts as a reinsurer by assuming business from NMIC
                                                                                and other insurers within the Nationwide Insurance
                                                                                organization.
------------------------------------------------------------------------------------------------------------------------------------

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
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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company          Wisconsin                               The corporation is an independent agency personal
  of America                                                                    lines underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The corporation transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The corporation is a special risk, excess and
  Underwriters, Inc.                                                            surplus lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment                 Oklahoma                                It is a limited broker-dealer company doing business
  Services Corporation                                                          in the deferred compensation market and acts as an
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                    The corporation engages in underwriting
  Insurance Company                                                             life insurance and granting, purchasing,
                                                                                and disposing of annuities.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity           Delaware                                The company insures against personal injury,
  Company of America                                                            disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Assurance             Thailand                                The company acts as a holding company.
  Company, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Pennsylvania                            The company insures against personal injury,
  of America                                                                    disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance             Ohio                                    This corporation provides individual life, group
  Company                                                                       life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The corporation markets commercial property
                                                                                insurance in Texas.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management System,         Ohio                                    The corporation offers a preferred provider
  Inc.                                                                          organization and other related products and
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida               Brazil                                  To operate as a licensed insurance company in the
  Previdencia S.A.                                                              categories of Life and Unrestricted Private Pension
                                                                                Plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings,         Ohio                                    The corporation acts as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire                Ohio                                    The company engages in a general insurance and
  Insurance Company                                                             reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The corporation engages in a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                This is an inactive company.
  Inc
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            This is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Plan            Ohio                                    The corporation is an insurance agency providing
  Services, Inc.                                                                individual and group life, disability and health
                                                                                insurance and marketing retirement plan
                                                                                administration and investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The corporation markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The corporation provides retirement
  Inc. of Alabama                                                               products, marketing/education and
                                                                                administration to public employees and
                                                                                educators.
------------------------------------------------------------------------------------------------------------------------------------

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

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                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The corporation markets and administers deferred
  Inc. of Arizona.                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The corporation markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The corporation markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The corporation markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The corporation markets and administers
  Inc. of New Mexico                                                            deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The corporation provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The corporation markets and administers
  Inc. of Oklahoma                                                              deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The corporation markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The corporation markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The corporation markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The corporation markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The corporation is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                    The company performs shared services functions for
  LLC                                                                           the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Zo.o          Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The corporation is authorized to engage in the
  na Zycie S.A.                                                                 business of life insurance and pension products in
                                                                                Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB                                                 This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Asset Management        England & Wales                         The company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company,        England & Wales                         The company acts as a holding company.
  Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund,     Delaware                                The company plans to own and manage Contributed
  LLC                                                                           Securities and to achieve long - term capital
                                                                                appreciation from the Contributed Securities and
                                                                                through investments in a portfolio of other equity
                                                                                investments in financial service by the Company to
                                                                                be undervalued.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The corporation acts primarily as a holding company
                                                                                for Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Inc.                Bermuda                                 The corporation buys and sells investment securities
  (new company Jul 02)                                                          for its own account in order to enhance the
                                                                                investment returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg, S, A.                 Luxembourg                              The company acts primarily as a holding company for
                                                                                Nationwide Global Holdings, Inc. European
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              This Luxembourg-based life insurance company
                                                                                provides individual life insurance primarily in the
                                                                                United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The corporation provides pension plan administration
                                                                                and record keeping services and pension plan
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                NLICA.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company will write first dollar insurance
                                                                                policies in the following lines of insurance:
                                                                                workers compensation, general liability and
                                                                                automobile liability for its affiliates in the
                                                                                United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview Agency                      Texas                                   The corporation is an insurance agency licensed with
                                                                                the Texas Department of Insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                This company is an investment advisor and a
                                                                                broker/dealer.
------------------------------------------------------------------------------------------------------------------------------------
  SBSC Ltd. (Thailand)                  Thailand                                This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The corporation engages in a general insurance
                                                                                business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The corporation primarily provides excess and
                                                                                surplus lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines              Arizona                                 The corporation provides excess and surplus lines
  Insurance Company                                                             coverage on a non-admitted basis.

------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company once used to customize and sell IMACS,
                                                                                NLICA (fka Provident Mutual Life Insurance) direct
                                                                                response administration system.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The corporation markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              This company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Villanova Securities, LLC             Delaware                                The purpose of the company is to provide brokerage
                                                                                services for block mutual fund trading for both
                                                                                affiliated and non-affiliated investment advisors
                                                                                and perform block mutual fund trading directly with
                                                                                fund companies.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet idemnification and last
                                                                                pet recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            This company provided administrative services to
  Services, Inc.                                                                NLACA.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                 The corporation underwrites excess and surplus lines
  Company                                                                       of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-14                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      |
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
                     |                 |                                           |
                     |                 |   --------------------------------        |   -------------------------------
                     |                 |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
        ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
        |        NATIONWIDE        |   |   |            (SIC)             |        |   |                             |
        | HEALTH PLANS, INC. (NHP) |   |   |                              |        |   | Common Stock:  50,000       |
        |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |                          |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |   |                              |        |___| -------------  Shares       |
    |   | -------------            |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   |                          |   |   | -------------                |        |   |                             |
    |   | NHP-100%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-100%                |        |   -------------------------------
    |                                  |   |         (See Page 2)         |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |        NATIONWIDE        |   |                                           |   |           LONE STAR         |
    |   |       AGENCY, INC.       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |___| Common Stock: 100 Shares |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
        | -------------            |   |   |                              |        |___| -------------  Shares       |
        |                          |   |___| Common Stock: 963            |        |   |                             |
        | NHP-99%                  |   |   | ------------- Shares         |        |   |                             |
        ----------------------------   |   |                              |        |   | Casualty-100%               |
                                       |   | Casualty-23.88%              |        |   -------------------------------
        ----------------------------   |   --------------------------------        |                 ||
        |   NATIONWIDE AFFINITY    |   |                                           |                 ||
        |    INSURANCE COMPANY     |   |   --------------------------------        |   -------------------------------
        |        OF AMERICA        |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
        |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
        | Common Stock: 500,000    |   |   |                              |        |   |            COMPANY          |
        | ------------- Shares     |   |___| Mutual-5%                    |        |   |                             |
        |                          |   |   |                              |        |   | Surplus Debentures:         |
        | Casualty-100%            |   |   | NW Indemnity-95%             |        |   | -------------------         |
        ----------------------------   |   |                              |        |   |                             |
                                       |   --------------------------------        |   | Assurance                   |
        ----------------------------   |                                           |   | Lone Star                   |
        |     NEWHOUSE CAPITAL     |   |   --------------------------------        |   |                             |
        |      PARTNERS, LLC       |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
        |                          |   |   |      COMPANY OF FLORIDA      |        |
        | Casualty-70%             |___|   |                              |        |   -------------------------------
        |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
        | GGAMI-19%                |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        |                          |   |   |                              |        |   |                             |
        | Fire-10%                 |   |   | Casualty-100%                |        |   | Single Member Limited       |
        ----------------------------   |   |                              |        |---| Liability Company           |
                                       |   --------------------------------        |   |                             |
        ----------------------------   |                                           |   | Casualty-100%               |
        |                          |   |                                           |   |                             |
        |                          |   |                                           |   -------------------------------
        |    NATIONWIDE LLOYDS     |   |                                           |
        |                          |===|                                           |   -------------------------------
        |      A TEXAS LLOYDS      |                                               |   |       AMERICAN MARINE       |
        |                          |                                               |   |      UNDERWRITERS, INC.     |
        |                          |                                               |   |                             |
        ----------------------------                                               |   | Common Stock:  20 Shares    |
                                                                                   |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
==|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
  |                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |_______________________________________________________________________________________________
                                                                                  |                    |               |
_______________________________________________________________________________   |                    |               |
                         |                                       |            |   |                    |               |
                         |   --------------------------------    |   --------------------------------  |  ------------------------
                         |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                      |
                         |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION      |
                         |   |                              |    |   | Common Stock:     Control    |  |  |   ALTERNATIVES, LTD. |
                         |   |                              |    |   | -------------     -------    |  |  |                      |
                         |___| Common Stock:  100 Shares    |    |   | 13,642,432        100%       |  |  |                      |
                         |   | -------------                |    |   |                              |  |  |                      |
                         |   |                              |    |   |          Shares              |  |  | Fire-100%            |
                         |   |                              |    |   |          ------              |  |  |                      |
                         |   | Casualty-100%                |    |   | Casualty 12,992,922          |  |  ------------------------
                         |   --------------------------------    |   | Fire        649,510          |  |
                         |                                       |   |                              |  |
                         |   --------------------------------    |   |             (See Page 3)     |  |
                         |   |                              |    |   --------------------------------  |
                         |   |                              |    |                                     |
                         |   |          NATIONWIDE          |    |   --------------------------------  |
                         |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                         |---|                              |    |   | Common Stock:  12,248 Shares |  |
                         |   |                              |    |   | -------------                |  |
                         |   |                              |    |   |                              |  |
                         |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                         |   |                              |    |___| Fire-16.2%                   |---
                         |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                         |                                       |   | ----------------             |
                         |   --------------------------------    |   |                              |
                         |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                         |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                         |   |            (NISC)            |    |   --------------------------------
                         |   |                              |    |
                         |---|     Single Member Limited    |__  |   --------------------------------
                         |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                         |   |                              | |  |   |         UNDERWRITERS         |
                         |   | Casualty-100%                | |  |   |                              |
                         |   -------------------------------- |  |   | Common Stock:  1,000         |
                         |                   |                |  |___| -------------  Shares        |
                         |                   |                |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |           INSURANCE          | |  |   | Casualty-100%                |
                         |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                         |   |                              | |  |
                         |   | Common Stock: 1,615          | |  |   --------------------------------
                         |   | ------------- Shares         | |  |   |       CALFARM INSURANCE      |
                         |   |                              | |  |   |            COMPANY           |
                         |   |                              | |  |   |                              |
                         |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                         |   -------------------------------- |  |___| -------------  Shares        |
                         |                                    |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                         |   |          AGENCY LLC          | |  |   --------------------------------
                         |   |                              | |  |
                         |   |     Single Member Limited    | |  |   --------------------------------
                         |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                         |   |                              |    |   |        INVESTORS, LTD        |
                         |   | NISC-100%                    |    |   |                              |
                         |   |                              |    |   | Casualty-95%                 |
                         |   --------------------------------    |---|                              |
                         |                                       |   | NW Indemnity-5%              |
                         |   --------------------------------    |   |                              |
                         |   |      DISCOVER INSURANCE      |    |   --------------------------------
                         |   |          AGENCY OF           |    |
                         |   |          TEXAS, LLC          |    |   --------------------------------
                         |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                         |---|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                         |---|       Liability Company      |    |   |                              |
                             |                              |    |---|     Single Member Limited    |
                             |                              |    |   |       Liability Company      |
                             --------------------------------        |                              |
                                                                     | Casualty-100%                |
                                                                     |                              |
                                                                     --------------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------
















                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|                          |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  54,348    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-89.75%              |               |   | AMCO-100%                |
     ----------------------------               |   |                          |
                   |                            |   |                          |
                   |                            |   ----------------------------
     ----------------------------               |
     |           AGMC           |               |   ----------------------------   ----------------------------
     |      REINSURANCE, LTD.   |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | Common Stock:  11,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | NAMC-100%                |                   |                          |   |                          |
     ----------------------------                   | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  1,695,985 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |               | SIC-5.1%                 |
                                    |   ----------------------------           |___|                          |
                                    |                                          |   | Preferred-A    403,226   |
                                    |   ----------------------------           |   | -----------    Shares    |
                                    |   |         WESTERN          |           |   |                          |
                                    |   |    HERITAGE INSURANCE    |           |   | SIC-100%                 |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |   | Preferred-B    250,596   |
                                        | Common Stock:  4,776,076 |           |   | -----------    Shares    |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   | SIC-96.5%                |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |      VETERINARY PET      |
                                                                               |   |       INSURANCE CO.      |
                                                                               |   |                          |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

________________________________________________________________________________
|                   |
|                   |
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.A.       |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |___
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |    NATIONWIDE MARTIMA VIDA e  |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock: 134,822,225      |
    |                               |   |   |------------  Shares           |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |                   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |   CLARIENT LIFE INSURANCE     |
    |Common Stock:  1,300,000 Shares|   |___|                               |
    |------------                   |___|   |Common Stock: 65,000 Shares    |
    |                               |   |   |------------                   |
    |                               |   |   |                    Shares     |
    |LUX SA-100%                    |   |   |                    ------     |
    |LUF                            |   |   |LUX SA-100%         64,999     |
    ---------------------------------   |   |NGH                      1     |
                  |                     |   ---------------------------------
                  |                     |                   |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |___|                               |
    |                               |       |                               |
    |                               |       |       DANICA LIFE S. A        |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)


                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |
   |Casualty           |           --------------------
   |   (See Page 1)    |                    |
    -------------------                     |
                            -----------------------------------
                            | NATIONWIDE CORPORATION (NW CORP) |
                            |     Common Stock:    Control     |
                            |     -------------    -------     |
                            |     13,642,432         100%      |
                            |                                  |
                            |            Shares                |
                            |            ------                |
                            |Casualty   12,992,922             |
                            |Fire          649,510             |
                            ---------------------------------
                                             |
                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
_______|___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 4)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |
       |   ---------------------------------
       |   |    NATIONWIDE GLOBAL LIMITED  |
       |   |                               |
       |   |Common Stock: 20,343,752 Shares|
       |___|------------                   |
       |   |                   Shares      |
       |   |                   ------      |
       |   |NGH                20,343,751  |
       |   |LUX SA             1           |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |
       |
       |   ---------------------------------
       |   |      NATIONWIDE GLOBAL        |
       |   |         JAPAN, INC.           |
       |___|                               |
       |   |Common Stock:        100 Shares|
       |   |------------                   |
       |   |                               |
       |   |NGH - 100%                     |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
           |        Liability Company      |
           |                               |
           |                               |
           |NGH-100%                       |
           ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 6)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        March 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                  |                      |
---------------------------    ----------------------------------   |   -----------------------------
|   NATIONWIDE FINANCIAL  |    |   NATIONWIDE LIFE INSURANCE    |   |   |       TBG INSURANCE       |
|  SERVICES CAPITAL TRUST |    |     COMPANY (NW LIFE)          |   |   |    SERVICES CORPORATION   |
|                         |    |                                |   |   |                           |
| Preferred Stock:        | ___| Common Stock: 3,814,779 Shares |   |___|                           |
| ---------------         | |  | ------------                   |   |   |                           |
|                         | |  |                                |   |   |                           |
|                         | |  |                                |   |   |                           |
| NFS-100%                | |  | NFS-100%                       |   |   | NFS-63%                   |
--------------------------- |  ----------------------------------   |   -----------------------------
                            |                                       |
                            |                                       |   -----------------------------
                            |  ----------------------------------   |   |   CAP PRO HOLDING, INC.   |
                            |  |      NATIONWIDE LIFE AND       |   |   |                           |
                            |  |   ANNUITY INSURANCE COMPANY    |   |   |                           |
                            |  |                                |   |   |                           |
                            |__| Common Stock: 66,000 Shares    |   |___|                           |
                            |  | ------------                   |       |                           |
                            |  |                                |       |                           |
                            |  | NW Life-100%                   |       | NFS-63%                   |
                            |  ----------------------------------       -----------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE INVESTMENT     |
                            |  |      SERVICES CORPORATION      |
                            |  |                                |
                            |__| Common Stock: 5,000 Shares     |
                            |  | ------------                   |
                            |
                            |  |                                |
                            |  |                                |
                            |  | NW Life-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE FINANCIAL      |
                            |__|       ASSIGNMENT COMPANY       |
                            |  |                                |
                            |  | NW LIFE-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  | NATIONWIDE PROPERTIES LTD.     |
                            |  |                                |
                            |  | Units:                         |
                            |__| -----                          |
                            |  | NW LIFE-97.6%                  |
                            |  | Casualty-2.4%                  |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |    NATIONWIDE COMMUNITY        |
                            |  |   DEVELOPMENT CORP., LLC       |
                            |  |                                |
                            |--| Units:                         |
                            |  | -----                          |
                            |  | NW LIFE-67%                    |
                            |  | NW Indemnity-33%               |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |     NATIONWIDE AFFORDABLE      |
                            |  |         HOUSING, LLC           |
                            |--|                                |
                               | NW Life-45%                    |
                               | NW Indemnity-45%               |
                               ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    Control:        |
                                          |          ------------     -------         |
                                          |            13,642,432       100%          |
                                          |               Shares                      |
                                          |               ------                      |
                                          | Casualty    12,992,922                    |
                                          | Fire           649,510                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |                                       |
                                      _____________________________________________________________________________________________
                                      |                                 |                  |                    |
                                      |                                 |                  |                    |
                        -----------------------------       ----------------------------   |    -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |   |    |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |   |    |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |   |    |          (401(K))               |
                        |                           |       |                          |   |    |                                 |
                        | Common Stock: 1,000 Shares|       |                          |   |    |                                 |
                        | ------------              |       |                          |   |    |                                 |
                        |                           |       |                          |   |    |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |   |    | NFSDI-100%                      |
                        -----------------------------        ---------------------------   |    -----------------------------------
                                      |||                               ||                 |                    |
    --------------------------------- ||| ----------------------------- ||   --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           | ||   |     NATIONWIDE RETIREMENT    |   |
    |    DISTRIBUTORS AGENCY        | ||| |                           | ||   |      PLAN SERVICES, INC.     |   |
    |     OF ALABAMA, INC.          | ||| |        FLORIDA            | ||   |                              |   |
    | Common Stock: 10,000 Shares   |_||| |        RECORDS            |_||   |   Common Stock:  Control     |   |
    | ------------                  | ||| |    ADMINISTRATOR, INC     |__|   |   -------------  -------     |   |
    |                               | ||| |                           |      |  Class A        NFS-100%     |   |
    |                               | ||| |                           |      |  Class B      NFSDI-100%     |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |                              |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | ||| |                           |      |      SERVICES, INC.          |   |
    |      NEW YORK, INC.           | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | ------------                  |_|||_|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    |                               | ||| |                           |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | ||| |                           |      |       ADVISORS, INC.         |   |
    |                               | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|||_|        AGENCY OF          |      |-------------                 |   |
    |                               | ||| |      OKLAHOMA, INC        |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | ||| |                           |      |    THE 401(k) COMPANY        |   |
    |                               | ||| |                           |      |                              |   |
    | Common Stock: 100 Shares      | ||| |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|||_|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |||_|   AGENCY OF TEXAS, INC    |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| ------------------------------     --------------------------------   |
    |    NATIONWIDE FINANCIAL       | ||| |      AFFILIATE AGENCY      |     |                              |   |
    |  INSTITUTION DISTRIBUTORS     | ||| |        OF OHIO, INC.       |     |                              |   |
    |INSURANCE AGENCY, INC. OF MASS.| |||_|                            |     |  RIVERVIEW AGENCY, INC.      |___|
    | Common Stock: 100 Shares      |_||__| Common Stock: 750 Shares   |     |                              |___|
    | ------------                  | |   | ------------               |     |                              |
    |                               | |   |                            |     |                              |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |     |                              |
    --------------------------------- |   ------------------------------     --------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                                   |                                    |
                       --------------------------------      -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |      | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |      |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |      |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |      |                           |      | Common Stock: 250,000 Shares |
                       |                              |      |                           |      |                              |
                       |                              |      |                           |      |                              |
                       | NFS-100%                     |      | NFS-100%      (See Page 5)|      | NFS-100%                     |
                       --------------------------------      -----------------------------      -------------------------------
                                                                                                               |
 _______________________________________                                                                       |
                                       |                                                                       |
                        --------------------------------                                        --------------------------------
                        |    NATIONWIDE RETIREMENT     |                                        |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |                                        |                              |
                        |                              |                                        | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |__                                      | ------------                 |
                        | -------------                |  |                                     |                              |
                        |                              |  |                                     |                              |
                        | NFSDI-100%                   |  |                                     | NFSB-100%                    |
                        --------------------------------  |                                     --------------------------------
                                                          |
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ALABAMA              | | |        NEW MEXICO         |
                         | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ARIZONA              | | |        SO. DAKOTA         |
                         | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |        ARKANSAS              | | |         WYOMING           |
                         | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |      SOLUTIONS, INS.         | | |                           |
                         |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
                         | ------------                 | | |           OHIO            |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
                         |                              | |_|    SOLUTIONS, INC. OF     |
                         | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
                         | ------------                 | | |                           |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------  | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
                         | ------------                 |_|_|           TEXAS           |
                         |                              |   |                           |
                         | NRS-100%                     |   |                           |
                         --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |       Common Stock:     Control:       |
                                                        |       -------------     --------       |
                                                        |       13,642,432        100%           |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------
                                                        | Casualty   12,992,922                  |
                                                        | Fire          649,510                  |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
  |  |                           |   |                           |
  |  |  NPHC - 100%              |   |  RCMD - 100%              |
  |  -----------------------------   -----------------------------
  |                |                               |
  |                |                               |
  |  -----------------------------   -----------------------------
  |  |       1717 ADVISORY       |   |       1717 INSURANCE      |
  |  |       SERVICES, INC.      |   |        AGENCY OF          |
  |  |                           |   |      MASSACHUSETTS, INC.  |
  |  |                           |   |                           |
  |  |  RCMD - 100%              |   |  BSI - 100%               |
  |  -----------------------------   -----------------------------
  |
  |
  |  -----------------------------
  |  |       MARKET STREET       |
  |  |        INVESTMENT         |
  |__|      MANAGEMENT COMPANY   |
     |                           |
     |        NPHC - 100%        |
     -----------------------------







    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

              _________________________________________________________________
              |                |                |                 _____________
 ---------------------------   |                |                |
|     AUDENSTAR LIMITED     |  |   ---------------------------   |
|           (AL)            |  |  |     NATIONWIDE ASSET      |  |
|                           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |    NATIONWIDE UK ASSET    |  |
|           (RIG)           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |__|  |         (NUKAMHL)         |  |
|                           |     |                           |  |
| GGAMT - 79%               |     |                           |  |
| AL - 21%                  |     |                           |  |
 ---------------------------      | NAMHL - 100%              |  |
              |                    ---------------------------   |
              |                                 |                |
 ---------------------------       ---------------------------   |
|  GARTMORE RIVERVIEW, LLC  |     |   NATIONWIDE UK HOLDING   |  |
|                           |     |       COMPANY, LTD.       |  |
|                           |     |        (NUKHCL)           |  |
|                           |     |                           |  |
|                           |     |                           |  |
| RIG - 70%                 |     | NUKAMHL - 96.37%          |  |
 ---------------------------       ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |     ASSET MANAGEMENT      |  |
                                  |       HOLDINGS PLC        |  |
                                  |         (AMH)             |  |
                                  |                           |  |
                                  |                           |  |
                                  | NUKHCL - 100%             |  |
                                   ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |    GARTMORE INVESTMENT    |  |
                                  |       MANAGEMENT PLC      |  |
                                  |           (GIM)           |__|
                                  |                           |
                                  | AMH - 99.99%              |
                                  | GNL - .01%                |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

 -------------------
| NATIONWIDE MUTUAL |____________________________________________________________________________
| INSURANCE COMPANY |____________________________________________________________________________
|   (CASUALTY)      |               |
|  (See Page 1)     |               |
 -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:   Control:         |
                |        ------------    -------         |
                |       13,642,432       100%            |
                |             Shares                     |
                |  Casualty   12,992,922                 |
                |  Fire          649,510                 |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ________________________________________________________________________________________________
 ________________________________________________________________________________________________
                     |             |                                    --------------------------
      --------------------------   |   --------------------------      | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         |     |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  | GARTMORE SECURITIES LTD. | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |          (GSL)           | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99.99%             | |   | GSL - 50%                |
     | GSL - .01%               |     | GNL - .01%               | |    --------------------------
      --------------------------       --------------------------  |
                     |                                             |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
     |   GARTMORE SECRETARIES   |                                  |   | RECOVERY FUND (G.P.) LTD.|
     |      (JERSEY) LTD.       |                                  |___|                          |
     |                          |                                  |   |                          |
     | GFMI - 94%               |                                  |   | GIM - 50%                |
     | GSL - 3%                 |                                  |   | GNL - 50%                |
     | GIM - 3%                 |                                  |    --------------------------
      --------------------------                                   |
                                                                   |    --------------------------
                                                                   |   |GARTMORE 1990 TRUSTEE LTD.|
                                                                   |   |    (GENERAL PARTNER)     |
                                                                   |___|                          |
                                                                       |                          |
                                                                       | GIM - 50%                |
                                                                       | GSL - 50%                |
                                                                        --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
          |      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------









___________________________________________________________________
                                                                  |
 _________________________________________________                |
|                                                |                |
|   --------------------------       --------------------------   |   --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |  |  |    GARTMORE GLOBAL       |
|  |                          |     |     MANAGEMENT LTD.      |  |  |  INVESTMENT, INC. (GGI)  |
|__|                          |     |          (GCM)           |  |__|                          |
|  |                          |     |                          |  |  |        See Page 7        |
|  | GIM - 50%                |     | GIM - 99.99%             |  |  |                          |
|  | GSL - 50%                |     | GSL - 0.1%               |  |  |                          |
|   --------------------------       --------------------------   |   --------------------------
|                                                |                |   --------------------------
|   --------------------------       --------------------------   |  |     GARTMORE GLOBAL      |
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |  |  |      VENTURES, INC.      |
|  |          (GNL)           |     |         (GUS)            |  |__|                          |
|__|                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  | GIM - 99.99%             |     |                          |     | GGAMT - 100%             |
|  | GSL - .01%               |     | GCM - 100%               |      --------------------------
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |     GARTMORE PENSION     |     | GARTMORE GLOBAL PARTNERS |
|  |       TRUSTEES, LTD.     |     |    (GENERAL PARTNER)     |
|__|                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99%                |     | GUS - 50%                |
|  | GSL - 1%                 |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------



                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |     NATIONWIDE CORPORATION (NW CORP)   |
                                   |       Common Stock:      Control:      |
                                   |       13,642,432         100%          |
                                   |           Shares                       |
                                   |Casualty  12,992,922                    |
                                   |Fire         649,510                    |
                                   ------------------------------------------
                                                       |
                                                       |
                                      ------------------------------------
                                      |         GARTMORE GLOBAL          |
                                      |         ASSET MANAGEMENT         |
                                      |           TRUST (GGAMT)          |
                                      |                                  |
                                      |NW Corp.- 100%                    |
                                      ------------------------------------
                                                       |
                                                       |
                                      -------------------------------------
                                      |         GARTMORE GLOBAL           |
                                      |      INVESTMENTS, INC. (GGI)      |
                                      |                                   |
                                  ____| Common Stock: 958,750 Shares      |
                                  |   | GGAMT-94%                         |
                                  |   | Preferred Stock: 500,000 Shares   |
                                  |   | GGAMT-100%                        |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   -------------------------------------
                                  |   |       GARTMORE S.A. CAPITAL       |
                                  |   |            TRUST (GSA)            |
                                  |   |                                   |____
                                  |   |                                   |
                                  |   |      DELAWARE BUSINESS TRUST      |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   --------------------------------------
                                  |   |         GARTMORE EMERGING          |
                                  |   |           MANAGERS, LLC            |
                                  |   |               (GEM)                |___
                                  |   |                                    |   |
                                  |   |                                    |   |
                                  |   | GSA-100%                           |   |
                                  |   --------------------------------------   |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            NORTHPOINTE              |  |
                                  |   |            CAPITAL LLC              |--|
                                  |   |                                     |  |
                                  |   | GEM-65%                             |  |
                                  |   ---------------------------------------  |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            CODA CAPITAL             |  |
                                  |   |           MANAGEMENT LLC            |  |
                                  |   |                                     |---
                                  |   | GEM-79%                             |
                                  |   ---------------------------------------
                                  |                    |
                                  |                    |
                                  |   ---------------------------------------
                                  |   |        GARTMORE MUTUAL FUND         |
                                  |   |           CAPITAL TRUST             |
                                  |__ |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------
                                                       | |
                                                       | |
                                      ---------------------------------------
                                      |        MARKET STREET FUND           |
                                      |                                     |
                                      |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------















          -------------------------------------
          |       GARTMORE GLOBAL ASSET       |
          |          MANAGEMENT, INC.         |
__________|              (GGAMI)              |______
          |                                   |      |
          | GSA-100%                          |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |
          |             GARTMORE              |      |
          |      INVESTORS SERVICES, INC.     |      |
          |                                   |      |
          | Common Stock: 5 Shares            |      |
          | ------------                      |______|
          |                                   |      |
          |                                   |      |
          | GGAMI-100%                        |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |      -------------------------------------
          |      NATIONWIDE GLOBAL FUNDS      |      |      |            GARTMORE MORLEY        |
          |                                   |      |      |       FINANCIAL SERVICES, INC.    |
          |                                   |______|      |               (MORLEY)            |
          |                                   |_____________|                                   |___
          |       LUXEMBOURG SICAV            |      |      | Common Stock: 82,343 Shares       |   |
          |                                   |      |      | ------------                      |   |
          |                                   |      |      | GGAMI-100%                        |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          |       GARTMORE DISTRIBUTION       |      |      |        GARTMORE MORLEY CAPITAL    |   |
          |          SERVICES, INC.           |      |      |         MANAGEMENT, INC           |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | Common Stock: 10,000 Shares       |______|      | Common Stock:  500 Shares         |___|
          | ------------                      |      |      | ------------                      |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          | CORVIANT CORPORATION              |      |      |               GARTMORE            |   |
          | (CC)                              |      |      |             TRUST COMPANY         |   |
          |                                   |      |      |                                   |   |
          | Common Stock:       450,000 Shares|      |      | Common Stock: 2,000 Shares        |   |
          | ------------                      |      |      | ------------                      |   |
          | Series A Preferred: 250,000 Shares|______|      |                                   |___|
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                           |                         |                                              |
                           |                         |                                              |
          -------------------------------------      |      -------------------------------------   |
          | VILLANOVA SECURITIES, LLC         |      |      |           GARTMORE MORLEY &       |   |
          |                                   |      |      |            ASSOCIATES, INC.       |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      | Common Stock: 3,500 Shares        |   |
          |                                   |      |      | ------------                      |___|
          |                                   |      |      |                                   |
          | CC-100%                           |      |      | Morley-100%                       |
          -------------------------------------      |      -------------------------------------
                                                     |
          -------------------------------------      |      -------------------------------------
          |                                   |      |      |                                   |
          | GGI MGT LLC                       |      |      |           NEWHOUSE SPECIAL        |
          | (GGIMGT)                          |      |      |       SITUATIONS FUND I, LLC      |
          |                                   |      |      |                                   |
          |                                   |------------ | Common Stock: 10,000 Shares       |
          |                                   |             | ------------                      |
          |                                   |             | GGIMGT-10%                        |
          |                                   |             | Class A Preferred: 10,000 Shares  |
          | GGAMI-100%                        |             | GGAMI-75%                         |
          -------------------------------------             -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            March 31, 2003

Item 27.       NUMBER OF CONTRACT OWNERS

               N/A

Item 28.       INDEMNIFICATION

               Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       PRINCIPAL UNDERWRITER

          (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide Variable Account-13, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

         (b) NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

             Joseph J. Gasper, Director and Chairman of the Board
             Richard A. Karas, Director and Vice Chairman
             Duane C. Meek, President
             William G. Goslee, Senior Vice President
             Mark R. Thresher, Director, Senior Vice President and Treasurer Kevin S. Crossett, Vice President
             Trey Rouse, Vice President
             Peter R. Salvator, Vice President
             Barbara J. Shane, Vice President-Compliance Officer
             Karen R. Tackett, Vice President
             Alan A. Todryk, Vice President-Taxation
             Carol L. Dove, Associate Vice President-Treasury Services and
                Assistant Treasurer
             Glenn W. Soden, Associate Vice President and Secretary
             Thomas E. Barnes, Associate Vice President and Assistant Secretary John F. Delaloye, Assistant Secretary
             Dina A. Tantra, Assistant Secretary
             Mark D. Maxwell, Assistant Secretary
             E. Gary Berndt, Assistant Treasurer
             Terry C. Smetzer, Assistant Treasurer

             The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
             One Nationwide Plaza
             Columbus, Ohio 43215


(c)
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         Nationwide Investment          N/A                      N/A                     N/A                N/A
         Services Corporation
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------



Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          Independent Auditors' Consent


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-II:

We consent to the use of our reports for Nationwide Variable Account-II dated February 20, 2003 and for Nationwide Life Insurance Company and subsidiaries dated January 30, 2003, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information. Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets.



KPMG LLP
Columbus, Ohio
April 14, 2003

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 29th day of May, 2003.


                                        NATIONWIDE VARIABLE ACCOUNT-II
                        --------------------------------------------------------
                                               (Registrant)

                                      NATIONWIDE LIFE INSURANCE COMPANY
                        --------------------------------------------------------
                                               (Depositor)

                                              By/s/STEVEN SAVINI
                        --------------------------------------------------------
                                              Steven Savini

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of May, 2003.


               SIGNATURE                                   TITLE

W. G. JURGENSEN                              Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------
Joseph J. Gasper                                  Chief Operating Officer

JOSEPH A. ALUTTO                                          Director
----------------------------------------
Joseph A. Alutto

JAMES G. BROCKSMITH, JR.                                  Director
----------------------------------------
James G. Brocksmith, Jr.

HENRY S. HOLLOWAY                                         Director
----------------------------------------
Henry S. Holloway

LYDIA M. MARSHALL                                         Director
----------------------------------------
Lydia M. Marshall

DONALD L. MCWHORTER                                       Director
----------------------------------------
Donald L. McWhorter

DAVID O. MILLER                                           Director
----------------------------------------
David O. Miller

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

GERALD D. PROTHRO                                         Director
----------------------------------------
Gerald D. Prothro

ARDEN L. SHISLER                                          Director
----------------------------------------
Arden L. Shisler

ALEX SHUMATE                                              Director
----------------------------------------
Alex Shumate

                                                                                                  By /s/ STEVEN SAVINI
                                                                                     -----------------------------------------------
                                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact